UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	The Target Portfolio Trust

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	07/31/2017

Date of reporting period:	1/31/2017

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Target International Equity Portfolio

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual Funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo, the Rock symbol, and Target Portfolio Trust are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Target International Equity Portfolio informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Target International Equity Portfolio

March 16, 2017

Target International Equity Portfolio	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class Q	3.95	8.40	29.41	N/A	14.84 (3/1/11)
Class R	3.58	7.75	25.58	6.12	—
Class T	3.90	8.35	28.79	11.57	—
MSCI EAFE ND Index	3.49	12.03	34.05	10.13	—
Lipper Customized Blend Funds Average*	3.71	11.29	30.72	9.50	—
Lipper International Multi-Cap Value Funds Average*	6.99	14.14	28.61	0.64	—

Average Annual Total Returns (with Sales Charges) as of 12/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class Q		–0.21	5.93	N/A	1.98 (3/1/11)
Class R		–0.81	5.30	0.46	—
Class T		–0.33	5.81	0.96	—
MSCI EAFE ND Index		1.00	6.53	0.75	—
Lipper Customized Blend Funds Average*		1.45	5.97	0.56	—
Lipper International Multi-Cap Value Funds Average*		3.13	5.65	–0.29	—

*The Fund is compared to the Lipper Customized Blend Funds Performance Universe, although Lipper classifies the Fund in the Lipper International Multi-Cap Value Funds Performance Universe. The Lipper Customized Blend Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this universe provide a more appropriate basis for fund performance comparisons.

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class Q	Class R	Class T
Maximum initial sales charge	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	None	.75% (.50% currently)	None

Benchmark Definitions

Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index

The Morgan Stanley Capital International Europe, Australasia, and Far East Net Dividend Index (MSCI EAFE ND Index) is an unmanaged, weighted index that reflects stock price movements of developed country markets in Europe, Australasia, and the Far East. It gives an indication of how foreign stocks have performed. The MSCI EAFE ND Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the Index measured from the month-end closest to the inception date through 1/31/17 is 17.33% for Class Q shares. The average annual total returns for the Index measured from the month-end closest to the inception date through 12/31/16 is 2.28% for Class Q shares.

Lipper Customized Blend Funds Average

The Lipper Customized Blend Funds Average is a 50/50 blend of the Lipper International Multi-Cap Core Funds and Lipper International Large-Cap Core Funds Averages. The cumulative total returns for the Average measured from the month-end closest to the inception date through 1/31/17 is 14.85% for Class Q shares. The average annual total returns for the Average measured from the month-end closest to the inception date through 12/31/16 is 1.74% for Class Q shares.

Lipper International Multi-Cap Value Funds Average

Lipper International Multi-Cap Value Funds are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap value funds typically have below-average characteristics compared to the MSCI EAFE Index. The cumulative total returns for the Average measured from the month-end closest to the inception date through 1/31/17 is 11.13% for Class Q shares. The average annual total returns for the Average measured from the month-end closest to the inception date through 12/31/16 is 1.14% for Class Q shares.

Target International Equity Portfolio	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Target International Equity Portfolio	9

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target International Equity Portfolio		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class Q	Actual	$1,000.00	$1,039.50	0.85%	$4.37
	Hypothetical	$1,000.00	$1,020.92	0.85%	$4.33
Class R	Actual	$1,000.00	$1,035.80	1.46%	$7.49
	Hypothetical	$1,000.00	$1,017.85	1.46%	$7.43
Class T	Actual	$1,000.00	$1,039.00	0.96%	$4.93
	Hypothetical	$1,000.00	$1,020.37	0.96%	$4.89

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund's fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
Q	0.85	0.85
R	1.71	1.46
T	0.96	0.96

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.3%

COMMON STOCKS

Australia 5.1%
Arrium Ltd.*^	783,800	$12,990
Asaleo Care Ltd.	385,000	440,521
Ausdrill Ltd.*	101,200	107,390
Australia & New Zealand Banking Group Ltd.	38,100	846,518
Bank of Queensland Ltd.	100,769	915,538
Bendigo & Adelaide Bank Ltd.	77,000	733,303
BHP Billiton PLC	206,543	3,766,906
Bradken Ltd.*	137,800	336,569
Caltex Australia Ltd.	144,737	3,141,163
CSR Ltd.	247,500	828,805
Downer EDI Ltd.	174,800	822,779
Fortescue Metals Group Ltd.	195,100	987,259
Harvey Norman Holdings Ltd.	183,200	694,842
LendLease Group	134,900	1,442,508
Metcash Ltd.*	470,100	751,664
Mineral Resources Ltd.	69,900	652,671
National Australia Bank Ltd.	35,768	822,522
Primary Health Care Ltd.	157,800	449,083
Qantas Airways Ltd.	296,649	766,785
Seven Group Holdings Ltd.	46,900	260,473
Seven West Media Ltd.	535,500	329,335

		19,109,624

Austria 0.7%
OMV AG	40,400	1,413,930
voestalpine AG	24,500	1,038,885

		2,452,815

Belgium 1.5%
AGFA-Gevaert NV*	121,300	478,457
Anheuser-Busch InBev SA/NV	37,504	3,916,116
KBC Group NV*	15,924	1,034,224

		5,428,797

Brazil 0.4%
BB Seguridade Participacoes SA	184,400	1,633,272

Canada 2.3%
Canadian National Railway Co.	26,940	1,872,395
MacDonald, Dettwiler & Associates Ltd.	20,230	1,120,443

See Notes to Financial Statements.

Target International Equity Portfolio	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Canada (cont’d.)
National Bank of Canada	65,600	$2,831,702
Suncor Energy, Inc.	88,830	2,755,180

		8,579,720

China 0.2%
CITIC Telecom International Holdings Ltd.	1,598,600	521,580
Universal Health International Group Holding Ltd.*	1,466,900	62,172

		583,752

Denmark 1.1%
Carlsberg A/S (Class B Stock)	18,389	1,663,604
Danske Bank A/S	46,600	1,554,320
Dfds A/S	14,300	699,446

		3,917,370

Finland 1.5%
Sampo Oyj (Class A Stock)	63,641	2,947,136
Tieto Oyj	16,800	464,901
UPM-Kymmene Oyj	95,900	2,175,014

		5,587,051

France 10.7%
Air Liquide SA	22,296	2,407,173
Airbus SE	15,911	1,078,533
Arkema SA	7,500	740,718
Atos SE	17,000	1,808,715
AXA SA	44,900	1,103,525
BNP Paribas SA	19,400	1,241,060
Capgemini SA	32,832	2,673,147
Carrefour SA	62,400	1,526,517
Cie Generale des Etablissements Michelin	32,478	3,489,211
CNP Assurances	44,800	841,924
Credit Agricole SA	75,300	999,363
Electricite de France SA(a)	61,400	605,286
Engie SA	71,900	860,830
Orange SA	118,100	1,833,446
Renault SA	12,000	1,080,530
Sanofi	50,600	4,067,072
SCOR SE	26,000	879,947
Societe Generale SA	25,100	1,227,084
Sopra Steria Group	7,700	892,772
Thales SA	4,300	403,405

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

France (cont’d.)
TOTAL SA	48,500	$2,453,879
Valeo SA	75,179	4,594,938
Vinci SA	42,520	2,980,521

		39,789,596

Germany 6.8%
Allianz SE	11,100	1,886,615
Aurubis AG	10,100	595,084
BASF SE	15,800	1,525,242
Bayer AG	22,200	2,465,970
Bayerische Motoren Werke AG	18,800	1,716,641
Daimler AG	35,000	2,632,254
Deutsche Bank AG*	40,700	812,823
Deutsche Lufthansa AG	50,300	671,941
E.ON SE	33,000	254,203
Evonik Industries AG	28,900	938,152
Hannover Rueck SE	6,900	760,036
METRO AG	45,200	1,546,786
Muenchener Rueckversicherungs-Gesellschaft AG	8,700	1,638,273
Rheinmetall AG	15,300	1,174,149
SAP SE	39,553	3,617,149
Siemens AG	11,100	1,435,886
STADA Arzneimittel AG	8,800	453,266
Uniper SE*	3,300	47,012
Volkswagen AG	7,300	1,169,426

		25,340,908

Hong Kong 2.2%
Cheung Kong Property Holdings Ltd.	58,900	387,143
China Resources Cement Holdings Ltd.	946,000	438,196
Kingboard Chemical Holdings Ltd.	177,580	611,060
Lee & Man Paper Manufacturing Ltd.	1,351,600	1,214,920
PCCW Ltd.	938,000	569,333
Skyworth Digital Holdings Ltd.	1,483,300	978,390
Tongda Group Holdings Ltd.	2,621,800	732,622
WH Group Ltd., 144A	1,975,000	1,500,096
Wheelock & Co. Ltd.	113,000	686,805
Yue Yuen Industrial Holdings Ltd.	249,300	911,365

		8,029,930

Ireland 1.4%
C&C Group PLC	182,000	777,463
James Hardie Industries PLC	100,347	1,576,078

See Notes to Financial Statements.

Target International Equity Portfolio	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Ireland (cont’d.)
Ryanair Holdings PLC, ADR*	18,776	$1,570,800
Smurfit Kappa Group PLC	49,900	1,315,274

		5,239,615

Israel 0.6%
Bank Hapoalim BM	110,800	669,473
Elbit Systems Ltd.	6,600	727,323
Teva Pharmaceutical Industries Ltd.	31,300	1,030,633

		2,427,429

Italy 1.2%
Astaldi SpA(a)	57,600	375,406
Azimut Holding SpA	66,372	1,194,320
Enel SpA	463,600	1,938,152
Mediobanca SpA	96,700	832,595

		4,340,473

Japan 22.7%
ABC-Mart, Inc.	25,400	1,478,763
Anritsu Corp.	69,700	481,126
Aoyama Trading Co. Ltd.	13,700	482,868
Aozora Bank Ltd.	176,000	640,987
Asahi Kasei Corp.	107,000	997,941
Astellas Pharma, Inc.	115,200	1,546,188
Calsonic Kansei Corp.	130,500	2,074,634
Concordia Financial Group, Ltd.	148,000	780,615
Daiwa House Industry Co. Ltd.	132,080	3,577,012
Don Quijote Holdings Co. Ltd.	88,800	3,223,025
Dowa Holdings Co. Ltd.	106,000	899,658
Enplas Corp.	14,300	422,772
Fuji Electric Co. Ltd.	140,000	829,420
Fuji Oil Holdings, Inc.	54,600	1,092,925
Fujikura Ltd.	234,900	1,487,364
Fuyo General Lease Co. Ltd.	18,600	925,103
Heiwa Corp.	43,400	1,046,340
Hoshizaki Corp.	12,700	1,034,938
Isuzu Motors Ltd.	276,700	3,712,735
Japan Airlines Co. Ltd.	29,800	948,927
Japan Tobacco, Inc.	51,500	1,661,161
Kaneka Corp.	80,000	689,297
KDDI Corp.	144,400	3,879,794
Keihin Corp.	43,200	764,511

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Keiyo Bank Ltd. (The)	128,000	$589,064
KYORIN Holdings, Inc.	34,000	745,945
Kyowa Exeo Corp.	47,500	702,909
Lintec Corp.	34,900	781,064
Makita Corp.	31,400	2,180,942
Marubeni Corp.	150,500	915,708
Matsumotokiyoshi Holdings Co. Ltd.	17,100	850,148
Medipal Holdings Corp.	35,600	576,987
Miraca Holdings, Inc.	5,500	250,666
Mitsubishi Gas Chemical Co., Inc.	80,600	1,545,936
Mitsubishi UFJ Financial Group, Inc.	271,300	1,737,276
Mixi, Inc.	19,300	837,353
Mizuho Financial Group, Inc.	681,100	1,263,841
NEC Corp.	248,000	572,385
Nichi-iko Pharmaceutical Co. Ltd.	28,200	411,715
Nippon Telegraph & Telephone Corp.	80,200	3,542,620
Nishi-nippon Financial Holdings, Inc.*	66,740	699,869
Nissan Motor Co. Ltd.	194,800	1,927,190
Nisshinbo Holdings, Inc.	65,300	622,059
NTT DOCOMO, Inc.	40,300	963,576
Resona Holdings, Inc.	367,400	1,989,131
Sankyu, Inc.	90,000	567,485
Sawai Pharmaceutical Co. Ltd.	7,200	378,177
Seino Holdings Co. Ltd.	66,300	766,744
Seven & i Holdings Co. Ltd.	61,100	2,439,623
Shimachu Co. Ltd.	27,300	667,829
Shinko Electric Industries Co. Ltd.	74,000	560,163
Ship Healthcare Holdings, Inc.	31,400	835,141
Shizuoka Gas Co. Ltd.	17,100	110,988
SKY Perfect JSAT Holdings, Inc.	166,600	749,735
Sony Corp.	112,700	3,412,302
Sumitomo Heavy Industries Ltd.	134,000	921,302
Sumitomo Mitsui Financial Group, Inc.	113,500	4,452,833
Sumitomo Osaka Cement Co. Ltd.	202,200	814,203
T-Gaia Corp.	26,700	436,971
Toagosei Co. Ltd.	61,700	660,498
Toho Holdings Co. Ltd.	31,400	677,439
Tokai Rika Co. Ltd.	53,600	1,066,768
Towa Pharmaceutical Co. Ltd.	9,000	351,704
Toyo Tire & Rubber Co. Ltd.	36,200	439,143
Toyoda Gosei Co. Ltd.	34,100	821,426
Toyota Motor Corp.	15,964	928,352
Tsubakimoto Chain Co.	83,800	671,324

See Notes to Financial Statements.

Target International Equity Portfolio	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Tsumura & Co.	17,000	$495,385
Ube Industries Ltd.	482,000	1,158,911
United Arrows Ltd.	32,200	909,568
Yokohama Rubber Co. Ltd. (The)	50,750	892,549

		84,571,051

Liechtenstein 0.1%
VP Bank AG	1,895	207,370

Luxembourg 0.3%
RTL Group SA	12,993	992,637

Netherlands 4.0%
Aegon NV	106,800	580,514
Ing Groep NV	93,600	1,344,660
Koninklijke Ahold Delhaize NV	98,609	2,100,753
Koninklijke KPN NV	398,288	1,147,463
NN Group NV	25,600	906,650
Royal Dutch Shell PLC (Class A Stock) (XLON)	145,606	3,949,092
Royal Dutch Shell PLC (Class B Stock)	40,100	1,132,606
TKH Group NV	26,400	1,070,096
Wolters Kluwer NV	70,974	2,714,182

		14,946,016

New Zealand 0.5%
Air New Zealand Ltd.	501,100	772,388
Fletcher Building Ltd.	126,700	976,153

		1,748,541

Norway 2.1%
DNB ASA	97,000	1,618,205
Marine Harvest ASA*	37,000	653,266
Statoil ASA	138,845	2,589,070
Telenor ASA	128,791	2,041,656
Yara International ASA	22,900	965,592

		7,867,789

Philippines 0.1%
Alliance Global Group, Inc.	1,736,200	437,762

Portugal 0.2%
EDP - Energias de Portugal SA	316,500	920,425

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Singapore 1.0%
DBS Group Holdings Ltd.	157,500	$2,129,396
United Overseas Bank Ltd.	69,400	1,032,115
Wilmar International Ltd.	242,600	667,638

		3,829,149

South Africa 0.5%
Mondi PLC	86,900	1,920,684

Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	93,500	635,859
Banco Santander SA	128,417	717,453
Distribuidora Internacional de Alimentacion SA	162,500	860,082
Gas Natural SDG SA	66,600	1,284,721
Iberdrola SA	219,300	1,385,137
Red Electrica Corp. SA	71,995	1,287,424
Repsol SA	88,500	1,311,726

		7,482,402

Sweden 3.1%
Assa Abloy AB (Class B Stock)	149,401	2,827,035
Boliden AB	39,200	1,143,558
Nordea Bank AB	233,958	2,824,407
SAS AB*(a)	285,948	463,093
Securitas AB (Class B Stock)	37,800	601,902
Swedbank AB (Class A Stock)	124,375	3,144,829
Telia Co. AB	164,900	668,907

		11,673,731

Switzerland 6.7%
Aryzta AG*	19,800	545,394
Autoneum Holding AG	2,600	679,946
Baloise Holding AG	10,200	1,313,382
Bucher Industries AG	3,000	814,198
Cembra Money Bank AG*	8,300	626,686
Credit Suisse Group AG*	113,100	1,726,486
Georg Fischer AG	1,300	1,071,377
Helvetia Holding AG	1,700	961,984
Novartis AG	58,018	4,283,326
Roche Holding AG	6,900	1,634,944
Swiss Life Holding AG*	7,100	2,155,472
Swiss Re AG	29,100	2,719,355
UBS Group AG	58,900	957,204

See Notes to Financial Statements.

Target International Equity Portfolio	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Wolseley PLC	52,617	$3,258,596
Zurich Insurance Group AG*	7,300	2,102,208

		24,850,558

Taiwan 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	112,300	3,471,193

Turkey 0.2%
Turkiye Garanti Bankasi AS	411,629	909,232

United Kingdom 15.4%
3i Group PLC	155,800	1,376,305
Amec Foster Wheeler PLC	27,600	154,313
AstraZeneca PLC	9,600	509,464
Aviva PLC	159,700	961,538
BAE Systems PLC	419,100	3,078,172
Barclays PLC	229,000	635,551
Barratt Developments PLC	125,500	756,837
Beazley PLC	124,500	636,895
Bellway PLC	37,800	1,184,758
Berkeley Group Holdings PLC	29,100	1,027,802
Bovis Homes Group PLC	69,200	720,290
BP PLC	479,500	2,863,842
British American Tobacco PLC	71,060	4,386,401
BT Group PLC	520,618	1,996,586
Carillion PLC(a)	188,500	512,471
Centrica PLC	319,200	903,665
Debenhams PLC	308,200	204,052
Diageo PLC	78,110	2,169,736
Direct Line Insurance Group PLC	224,635	1,006,326
easyJet PLC	45,200	541,862
GKN PLC	186,700	809,494
GlaxoSmithKline PLC	141,300	2,730,631
Go-Ahead Group PLC	24,800	702,202
Howden Joinery Group PLC	210,866	1,004,551
HSBC Holdings PLC	186,000	1,586,758
Imperial Brands PLC	11,300	523,505
Inchcape PLC	17,800	161,105
Informa PLC	183,927	1,511,961
Intermediate Capital Group PLC	88,748	774,881
International Consolidated Airlines Group SA	124,600	750,155
J. Sainsbury PLC	569,000	1,851,285
Kingfisher PLC	296,800	1,259,266

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Lloyds Banking Group PLC	992,500	$814,053
Man Group PLC	366,600	615,600
Marks & Spencer Group PLC	245,300	1,039,735
Marston’s PLC	87,720	145,726
Meggitt PLC	116,500	614,418
Old Mutual PLC	318,612	836,654
Paragon Group of Cos. PLC (The)	142,700	726,668
Provident Financial PLC	38,970	1,341,957
Prudential PLC	233,157	4,518,308
Redrow PLC	149,800	838,262
RELX PLC	149,536	2,684,196
Royal Mail PLC	124,900	648,653
RPS Group PLC	189,636	544,236
TP ICAP PLC	93,000	543,999
Unilever PLC	46,041	1,864,936
Vesuvius PLC	48,900	291,355

		57,361,416

United States 1.8%
Aon PLC	25,870	2,915,549
Boart Longyear Ltd.*	56,600	5,364
Shire PLC	67,046	3,732,851

		6,653,764
TOTAL LONG-TERM INVESTMENTS (cost $332,687,091)		362,304,072

SHORT-TERM INVESTMENTS 3.0%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	9,321,812	9,321,812
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,870,086; includes $1,868,174 of cash collateral for securities on loan)(b)(c)	1,870,066	1,870,440

TOTAL SHORT-TERM INVESTMENTS (cost $11,191,898)(Note 3)		11,192,252

TOTAL INVESTMENTS 100.3% (cost $343,878,989)(Note 5)		373,496,324
Liabilities in excess of other assets (0.3)%		(1,075,721)

NET ASSETS 100.0%		$372,420,603

See Notes to Financial Statements.

Target International Equity Portfolio	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

XLON—London Stock Exchange

*	Non-income producing security.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $12,990 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,759,331; cash collateral of $1,868,174 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$19,096,634	$12,990
Austria	—	2,452,815	—
Belgium	—	5,428,797	—
Brazil	1,633,272	—	—
Canada	8,579,720	—	—
China	—	583,752	—
Denmark	—	3,917,370	—
Finland	—	5,587,051	—
France	—	39,789,596	—
Germany	—	25,340,908	—
Hong Kong	—	8,029,930	—
Ireland	1,570,800	3,668,815	—

See Notes to Financial Statements.

20

	Level 1	Level 2	Level 3
Common Stocks (continued)
Israel	$—	$2,427,429	$—
Italy	—	4,340,473	—
Japan	—	84,571,051	—
Liechtenstein	—	207,370	—
Luxembourg	—	992,637	—
Netherlands	—	14,946,016	—
New Zealand	—	1,748,541	—
Norway	—	7,867,789	—
Philippines	—	437,762	—
Portugal	—	920,425	—
Singapore	—	3,829,149	—
South Africa	—	1,920,684	—
Spain	—	7,482,402	—
Sweden	—	11,673,731	—
Switzerland	—	24,850,558	—
Taiwan	3,471,193	—	—
Turkey	—	909,232	—
United Kingdom	—	57,361,416	—
United States	6,648,400	5,364	—
Affiliated Mutual Funds	11,192,252	—	—

Total	$33,095,637	$340,387,697	$12,990

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$7,223,092	L1 to L2	Official Close to Model Price

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	11.6%
Insurance	9.0
Oil, Gas & Consumable Fuels	5.8
Pharmaceuticals	5.7
Auto Components	4.2
Automobiles	3.5
Chemicals	3.3
Diversified Telecommunication Services	3.3
Food & Staples Retailing	3.2
Affiliated Mutual Funds (including 0.5% of collateral for securities on loan)	3.0
Metals & Mining	2.5
Household Durables	2.4
Beverages	2.3
Capital Markets	2.2
Machinery	2.0
Aerospace & Defense	1.9
Tobacco	1.8%
Airlines	1.7
Electric Utilities	1.6
Real Estate Management & Development	1.6
IT Services	1.6
Trading Companies & Distributors	1.5
Professional Services	1.4
Paper & Forest Products	1.5
Specialty Retail	1.4
Multiline Retail	1.4
Wireless Telecommunication Services	1.3
Construction Materials	1.2
Construction & Engineering	1.2
Food Products	1.2
Semiconductors & Semiconductor Equipment	1.1
Road & Rail	1.1
Biotechnology	1.0

See Notes to Financial Statements.

Target International Equity Portfolio	21

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Industry Classification: (cont’d.)
Industrial Conglomerates	1.0%
Software	1.0
Media	1.0
Electrical Equipment	0.9
Health Care Providers & Services	0.8
Building Products	0.8
Personal Products	0.6
Electronic Equipment, Instruments & Components	0.6
Multi-Utilities	0.5
Commercial Services & Supplies	0.5
Consumer Finance	0.5
Gas Utilities	0.4
Containers & Packaging	0.4

Leisure Products	0.3%
Diversified Financial Services	0.2
Textiles, Apparel & Luxury Goods	0.2
Internet Software & Services	0.2
Thrifts & Mortgage Finance	0.2
Marine	0.2
Air Freight & Logistics	0.2
Technology Hardware, Storage & Peripherals	0.2
Health Care Technology	0.1

100.3
Liabilities in excess of other assets	(0.3)

100.0%

The Portfolio entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received	Net Amount
Securities on Loan	$1,759,331	$(1,759,331)	$—

(1)	Amount represents market value.

See Notes to Financial Statements.

22

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $1,759,331:
Unaffiliated investments (cost $332,687,091)	$362,304,072
Affiliated investments (cost $11,191,898)	11,192,252
Foreign currency, at value (cost $1,029,449)	1,033,183
Tax reclaim receivable	1,314,299
Receivable for investments sold	320,276
Dividends receivable	71,584
Receivable for Trust shares sold	64,255
Prepaid expenses and other assets	2,324

Total assets	376,302,245

Liabilities
Payable to broker for collateral for securities on loan	1,868,174
Payable for investments purchased	1,041,271
Payable for Trust shares reacquired	356,934
Accrued expenses	183,543
Management fee payable	221,673
Distribution fee payable	140,753
Affiliated transfer agent fee payable	68,342
Deferred trustees’ fees	952

Total liabilities	3,881,642

Net Assets	$372,420,603

Net assets were comprised of:
Shares of beneficial interest, at par	$30,122
Paid-in capital in excess of par	404,855,202

404,885,324
Distributions in excess of net investment income	(1,800,686)
Accumulated net realized loss on investment transactions	(60,203,680)
Net unrealized appreciation on investments	29,539,645

Net assets, January 31, 2017	$372,420,603

See Notes to Financial Statements.

24

Class Q
Net asset value, offering price and redemption price per share, ($33,764 ÷ 2,729 shares of beneficial interest issued and outstanding)	$12.37

Class R
Net asset value, offering price and redemption price per share, ($331,137,048 ÷ 26,787,017 shares of beneficial interest issued and outstanding)	$12.36

Class T
Net asset value and redemption price per share, ($41,249,791 ÷ 3,332,652 shares of beneficial interest issued and outstanding)	$12.38

See Notes to Financial Statements.

Target International Equity Portfolio	25

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $311,518)	$3,778,152
Income from securities lending, net (including affiliated of $1,459)	28,617
Affiliated dividend income	28,996

Total income	3,835,765

Expenses
Management fee	1,264,731
Distribution fee—Class R	1,192,348
Transfer agent’s fees and expenses (including affiliated expense of $204,000)	206,000
Custodian and accounting fees	156,000
Shareholders’ reports	30,000
Registration fees	24,000
Audit fee	17,000
Legal fees and expenses	11,000
Trustees’ fees	9,000
Insurance expenses	2,000
Loan interest expense	1,380
Miscellaneous	29,141

Total expenses	2,942,600
Less: Distribution fee waiver—Class R	(397,449)

Net expenses	2,545,151

Net investment income (loss)	1,290,614

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $314)	(3,194,042)
Foreign currency transactions	(184,536)

(3,378,578)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $354)	15,454,560
Foreign currencies	(77,094)

15,377,466

Net gain (loss) on investment and foreign currency transactions	11,998,888

Net Increase (Decrease) In Net Assets Resulting From Operations	$13,289,502

See Notes to Financial Statements.

26

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,290,614	$7,127,935
Net realized gain (loss) on investment and foreign currency transactions	(3,378,578)	(59,028,673)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	15,377,466	(20,584,482)

Net increase (decrease) in net assets resulting from operations	13,289,502	(72,485,220)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class Q	(680)	(4,810,734)
Class R	(5,313,374)	(4,528,812)
Class T	(907,951)	(1,022,072)

	(6,222,005)	(10,361,618)

Distributions from net realized gains
Class Q	—	(1,505,756)
Class R	—	(2,027,967)
Class T	—	(341,086)

	—	(3,874,809)

Trust share transactions (Note 6)
Net proceeds from shares sold	45,497,539	152,960,938
Net asset value of shares issued in reinvestment of dividends and distributions	6,215,315	14,225,068
Cost of shares reacquired	(46,750,711)	(270,711,984)

Net increase (decrease) in net assets from Trust share transactions	4,962,143	(103,525,978)

Total increase (decrease)	12,029,640	(190,247,625)

Net Assets:
Beginning of period	360,390,963	550,638,588

End of period(a)	$372,420,603	$360,390,963

(a) Includes undistributed net investment income of:	$—	$3,130,705

See Notes to Financial Statements.

Target International Equity Portfolio	27

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (formerly known as the Target Mortgage Backed Portfolio), Prudential Core Bond Fund (formerly known as Target Intermediate Bond Portfolio), Target International Equity Portfolio (the “Portfolio”) and Prudential QMA Small-Cap Value Fund (formerly known as Target Small Capitalization Portfolio). These financial statements relate to Target International Equity Portfolio. The Financial statements of the other series are not presented herein.

The investment objective for the Portfolio is capital appreciation.

Note 1. Accounting Policies

The Portfolio follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Portfolio consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Portfolio holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Portfolio to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Portfolio’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the tables following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

28

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

Target International Equity Portfolio	29

Notes to Financial Statements (continued)

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Portfolio are presented at the foreign exchange rates and market values at the close of the period, the Portfolio does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at period end. Similarly, the Portfolio does not generally isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Portfolio does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies and forward currency contracts, disposition of foreign currencies, currency gains ( losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Portfolio is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Portfolio. For a multi-sleeve Portfolio, different subadvisers who manage their respective sleeve, may enter into such agreements with the same counterparty and are disclosed separately for each sleeve when presenting information about offsetting and related netting arrangements for OTC derivatives. A master netting arrangement between the Portfolio and the counterparty permits the Portfolio to offset amounts payable by the Portfolio to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Portfolio to cover the Portfolio’s exposure to the counterparty. However, there is no assurance that such mitigating

30

factors are easily enforceable. In addition to master netting arrangement, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Portfolio may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Portfolio. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Portfolio has the right to repurchase the securities using the collateral in the open market. The Portfolio recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of any cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Portfolio also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount of debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. The Trust’s expenses are allocated to the respective Portfolio on the basis of relative net assets except for expenses that are charged directly at the Portfolio or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Portfolio is treated as a separate tax paying entity. It is the Portfolio’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its

Target International Equity Portfolio	31

Notes to Financial Statements (continued)

taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Portfolio expects to pay dividends from net investment income and distributions from net realized capital and foreign currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on ex-date. Permanent book/ tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Portfolio’s manager is Prudential Investments LLC (“PI”). PI manages the investment operations of the Portfolio, administers the Portfolio’s affairs and is responsible for the selection, subject to review and approval of the Trustees, of the subadvisers. PI supervises the subadvisers’ performance of advisory services and makes recommendations to the Trustees as to whether the subadvisers’ contracts should be renewed, modified or terminated. PI pays for the costs pursuant to the advisory agreements, the cost of compensation of officers of the Portfolio, occupancy and certain clerical and accounting costs of the Portfolio. The Portfolio bears all other costs and expenses.

PI had entered into subadvisory agreements with LSV Asset Management (“LSV”) and Lazard Asset Management LLC. The subadvisers each furnished investment advisory services in connection with the management of the Portfolio. Each of the subadvisers of the International Equity Portfolio manages a portion of the assets of the Portfolio. In general, in order to maintain a division of assets between the advisers as deemed appropriate by PI, all daily cash inflows (i.e., subscriptions and reinvested distributions) and outflows (i.e., redemptions and expense items) are divided between the subadvisers, as PI deems appropriate. In order to maintain an approximate allocation between the subadvisers in the ratio deemed appropriate by PI, a periodic rebalancing of each subadviser’s share of Portfolio assets may occur to account for market fluctuations.

The management fee payable to PI is accrued daily and paid monthly, at an annual rate of .70% of the Portfolio’s average daily net assets. The effective management fee rate was .70% for the six months ended January 31, 2017.

32

The Portfolio has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class Q, Class R and Class T shares of the Portfolio. The Portfolio compensates PIMS for distributing and servicing the Portfolio’s Class R shares, pursuant to the plan of distribution (the “Class R Plan”), regardless of expenses actually incurred by PIMS. The distribution fee is accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class T shares of the Portfolio.

Pursuant to the Class R Plan, the Portfolio compensates PIMS for distribution related activities at an annual rate of up to 0.75% of the average daily net assets of the Class R shares. For the six months ended January 31, 2017, PIMS has contractually agreed through November 30, 2017 to limit such fees to 0.50% of the average daily net assets of the Class R shares.

PI is an indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Portfolio’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Portfolio may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Portfolio may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and the Money Market Funds are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities) for the six months ended January 31, 2017, were $50,417,333 and $46,346,433, respectively.

Target International Equity Portfolio	33

Notes to Financial Statements (continued)

Note 5. Distributions and Tax Information

The Portfolio has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income, accumulated net realized loss on investment transactions and paid-in capital in excess of par. For the tax year ended October 31, 2016, the adjustments were to decrease distributions in excess of net investment income by $213,736, decrease accumulated net realized loss on investment transactions by $48,866,383 and decrease paid-in capital in excess of par by $49,080,119 due to differences in the treatment for book and tax purposes of certain transactions involving investments in passive foreign investment companies and foreign currencies, distributions reclass and other book to tax differences. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2016 were $10,370,212 of ordinary income and $3,866,215 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2015 were $12,380,568 of ordinary income and $1,059,473 of long-term capital gains.

As of the latest tax year ended October 31, 2016, the accumulated undistributed earnings on a tax basis was $5,585,447 of ordinary income.

The United States federal income tax basis of the Portfolio’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$345,219,798

Unrealized Appreciation	51,191,792
Unrealized Depreciation	(22,915,266)

Net Unrealized Appreciation	$28,276,526

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

34

For federal income tax purposes, the Portfolio had a capital loss carryforward as of the tax year ended October 31, 2016 of approximately $8,065,000 which can be carried forward for an unlimited period. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Portfolio’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Portfolio’s financial statements for the current reporting period. The Portfolio’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 1,069 Class Q shares of the Portfolio. At reporting period end, three shareholders of record held 83% of the Portfolio’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class Q	Shares	Amount
Six months ended January 31, 2017:
Shares sold	1,758	$21,304
Shares issued in reinvestment of dividends and distributions	56	680
Shares reacquired	(1,107)	(13,361)

Net increase (decrease) in shares outstanding	707	$8,623

Year ended July 31, 2016:
Shares sold	3,672,363	$45,263,069
Shares issued in reinvestment of dividends and distributions	513,953	6,316,491
Shares reacquired*	(18,642,678)	(201,896,048)

Net increase (decrease) in shares outstanding	(14,456,362)	$(150,316,488)

Class R
Six months ended January 31, 2017:
Shares sold	3,616,106	$43,881,208
Shares issued in reinvestment of dividends and distributions	438,397	5,313,374
Shares reacquired	(3,242,988)	(39,672,989)

Net increase (decrease) in shares outstanding	811,515	$9,521,593

Year ended July 31, 2016:
Shares sold	8,647,493	$104,404,864
Shares issued in reinvestment of dividends and distributions	533,505	6,556,779
Shares reacquired	(4,828,883)	(58,857,389)

Net increase (decrease) in shares outstanding	4,352,115	$52,104,254

Target International Equity Portfolio	35

Notes to Financial Statements (continued)

Class T	Shares	Amount
Six months ended January 31, 2017:
Shares sold	130,449	$1,595,027
Shares issued in reinvestment of dividends and distributions	74,300	901,261
Shares reacquired	(579,466)	(7,064,361)

Net increase (decrease) in shares outstanding	(374,717)	$(4,568,073)

Year ended July 31, 2016:
Shares sold	268,406	$3,293,005
Shares issued in reinvestment of dividends and distributions	109,992	1,351,798
Shares reacquired	(817,633)	(9,958,547)

Net increase (decrease) in shares outstanding	(439,235)	$(5,313,744)

*	Includes affiliated redemption of 88 shares with a value of $1,124 for Class Q shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowing was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Portfolio utilized the SCA during the six months ended January 31, 2017. The average daily balance for the 23 days that the Portfolio had a loan outstanding during the period was $1,214,043, borrowed at weighted average interest rate of 1.78%. The maximum loan balance outstanding during the period was $3,994,000. At January 31, 2017, the Portfolio did not have an outstanding loan balance.

Note 8. In-Kind Redemption

During the year ended July 31, 2016, the Portfolio settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $183,262,507. The Portfolio realized a loss of $48,831,629 related to the in-kind redemption transactions, which amount is included in the Statement of Operations (Year

36

ended July 31, 2016) under “Realized gain (loss) on investment and foreign currency transactions”. Such loss is excluded from calculation of the Portfolio’s taxable gain (loss) for federal income tax purposes.

Note 9. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Target International Equity Portfolio	37

Financial Highlights (unaudited)

Class Q Shares
	Six Months Ended January 31, 2017(e)		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,		March 1, 2011(b), through October 31,
			2016(e)	2015	2014(e)(g)		2013(e)	2012(e)	2011(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.18		$13.72	$13.81	$13.77		$11.42	$11.10	$12.56
Income (loss) from investment operations:
Net investment income (loss)	.07		.12	.29	.26		.27	.27	.26
Net realized and unrealized gain (loss) on investments	.40		(1.30)	.03	.04		2.37	.32	(1.72)
Total from investment operations	.47		(1.18)	.32	.30		2.64	.59	(1.46)
Less Dividends and Distributions:
Dividends from net investment income	(.28)		(.27)	(.35)	(.26)		(.29)	(.27)	-
Distributions from net realized gains	-		(.09)	(.06)	-		-	-	-
Total dividends and distributions	(.28)		(.36)	(.41)	(.26)		(.29)	(.27)	-
Net asset value, end of period	$12.37		$12.18	$13.72	$13.81		$13.77	$11.42	$11.10
Total Return(a):	3.95%		(8.61)%	2.52%	2.26%		23.57%	5.60%	(11.62)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$34		$25	$198,410	$167,988		$149,490	$120,574	$108,378
Average net assets (000)	$29		$113,462	$181,358	$159,618		$135,226	$110,908	$94,827
Ratios to average net assets(f):
Expenses after waivers and/or expense reimbursement	.85%	(c)	.78%	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Expenses before waivers and/or expense reimbursement	.85%	(c)	.78%	.82%	.81%	(c)	.82%	.84%	.87%	(c)
Net investment income (loss)	1.19%	(c)	.96%	2.26%	2.55%	(c)	2.15%	2.51%	3.21%	(c)
Portfolio turnover rate	13%	(d)	22%	66%	23%	(d)	26%	16%	19%	(d)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of offering.
(c)	Annualized.
(d)	Not annualized.
(e)	Calculated based on average shares outstanding during the period.
(f)	Does not include expenses of the underlying fund in which the Portfolio invests.
(g)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

38

Class R Shares
	Six Months Ended January 31, 2017(b)		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
			2016(b)	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.14		$13.66	$13.75	$13.69		$11.36	$11.02	$11.84
Income (loss) from investment operations:
Net investment income (loss)	.04		.21	.20	.20		.19	.21	.22
Net realized and unrealized gain (loss) on investments	.39		(1.45)	.04	.04		2.36	.32	(.90)
Total from investment operations	.43		(1.24)	.24	.24		2.55	.53	(.68)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.19)	(.27)	(.18)		(.22)	(.19)	(.14)
Distributions from net realized gains	-		(.09)	(.06)	-		-	-	-
Total dividends and distributions	(.21)		(.28)	(.33)	(.18)		(.22)	(.19)	(.14)
Net asset value, end of period	$12.36		$12.14	$13.66	$13.75		$13.69	$11.36	$11.02
Total Return(a):	3.58%		(9.11)%	1.88%	1.82%		22.83%	5.01%	(5.84)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$331,137		$315,218	$295,376	$251,908		$215,215	$148,857	$108,715
Average net assets (000)	$315,368		$290,783	$273,404	$237,069		$179,681	$125,953	$93,879
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.46%	(d)	1.47%	1.45%	1.42%	(d)	1.44%	1.45%	1.48%
Expenses before waivers and/or expense reimbursement	1.71%	(d)	1.72%	1.70%	1.67%	(d)	1.69%	1.70%	1.73%
Net investment income (loss)	.65%	(d)	1.71%	1.62%	1.97%	(d)	1.53%	1.91%	1.87%
Portfolio turnover rate	13%	(e)	22%	66%	23%	(e)	26%	16%	19%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Target International Equity Portfolio	39

Financial Highlights (unaudited) (continued)

Class T Shares
	Six Months Ended January 31, 2017(b)		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
			2016(b)	2015	2014(b)(f)		2013(b)	2012(b)	2011(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.18		$13.71	$13.80	$13.75		$11.41	$11.08	$11.90
Income (loss) from investment operations:
Net investment income (loss)	.07		.27	.29	.25		.25	.26	.30
Net realized and unrealized gain (loss) on investments	.40		(1.46)	.02	.05		2.37	.32	(.93)
Total from investment operations	.47		(1.19)	.31	.30		2.62	.58	(.63)
Less Dividends and Distributions:
Dividends from net investment income	(.27)		(.25)	(.34)	(.25)		(.28)	(.25)	(.19)
Distributions from net realized gains	-		(.09)	(.06)	-		-	-	-
Total dividends and distributions	(.27)		(.34)	(.40)	(.25)		(.28)	(.25)	(.19)
Net asset value, end of period	$12.38		$12.18	$13.71	$13.80		$13.75	$11.41	$11.08
Total Return(a):	3.90%		(8.67)%	2.41%	2.22%		23.39%	5.52%	(5.36)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$41,250		$45,148	$56,853	$64,595		$68,194	$65,450	$74,592
Average net assets (000)	$43,009		$48,724	$59,317	$67,125		$65,268	$67,572	$112,082
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.96%	(d)	.97%	.95%	.92%	(d)	.94%	.95%	.98%
Expenses before waivers and/or expense reimbursement	.96%	(d)	.97%	.95%	.92%	(d)	.94%	.95%	.98%
Net investment income (loss)	1.20%	(d)	2.17%	2.06%	2.41%	(d)	2.02%	2.39%	2.47%
Portfolio turnover rate	13%	(e)	22%	66%	23%	(e)	26%	16%	19%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying fund in which the Portfolio invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

40

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISERS	Lazard Asset Management LLC	30 Rockefeller Plaza 57th Floor New York, NY 10112

	LSV Asset Management	155 North Wacker Drive Suite 4600 Chicago, IL 60606

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Target International Equity Portfolio, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

TARGET INTERNATIONAL EQUITY PORTFOLIO

SHARE CLASS	Q	R	T
NASDAQ	TIEQX	TEQRX	TAIEX
CUSIP	875921793	875921827	875921504

TMF158E2

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Corporate Bond Fund

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: High current income consistent with the preservation of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at prudentialfunds.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Corporate Bond Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Corporate Bond Fund

March 16, 2017

Prudential Corporate Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–2.33	7.32	N/A	N/A	5.67 (5/28/15)
Class C	–2.70	6.34	N/A	N/A	4.09 (5/28/15)
Class Q	–2.21	7.40	N/A	N/A	5.81 (5/28/15)
Class R	–2.46	6.86	N/A	N/A	4.95 (5/28/15)
Class Z	–2.21	7.40	14.15	64.28	—
Bloomberg Barclays US Credit Bond Index	–2.72	5.43	18.72	68.41	—
Lipper Corporate Debt BBB-Rated Funds Average	–2.44	6.14	18.90	65.82	—

Average Annual Total Returns (With Sales Charges) as of 12/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		2.49	N/A	N/A	0.35 (5/28/15)
Class C		5.42	N/A	N/A	2.41 (5/28/15)
Class Q		7.49	N/A	N/A	3.41 (5/28/15)
Class R		6.95	N/A	N/A	2.91 (5/28/15)
Class Z		7.49	2.73	5.06	—
Bloomberg Barclays US Credit Bond Index		5.63	3.85	5.31	—
Lipper Corporate Debt BBB-Rated Funds Average		5.91	3.83	5.06	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1.00%	None	.75% (.50% currently)	None

Benchmark Definitions

Bloomberg Barclays US Credit Bond Index—The Bloomberg Barclays US Credit Bond Index measures the performance of investment-grade corporate debt and agency bonds that are dollar denominated and have a remaining maturity greater than one year. The cumulative total return for the Index measured from the month-end closest to the inception date through 1/31/17 is 4.15% for Class A, C, Q, and R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 12/31/16 is 2.38% for Class A, C, Q, and R shares.

Lipper Corporate Debt BBB-Rated Funds Average—The Lipper Corporate Debt BBB-Rated Funds invest at least 65% of their assets in corporate and government debt issues rated in the top four grades. The cumulative total return for the Average measured from the month-end closest to the inception date through 1/31/17 is 3.74% for Class A, C, Q, and R shares. The average annual total return for the Average measured from the month-end closest to the inception date through 12/31/16 is 2.01% for Class A, C, Q, and R shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if it included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Corporate Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.16	2.69	1.65
Class C	0.12	2.06	0.97
Class Q	0.18	3.07	2.10
Class R	0.15	2.52	1.18
Class Z	0.18	3.08	1.99

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/17 (%)
AAA	4.2
AA	6.5
A	28.8
BBB	56.0
BB	3.9
Cash/Cash Equivalents	0.6
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Corporate Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Corporate Bond Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$976.70	0.80%	$3.99
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class C	Actual	$1,000.00	$973.00	1.55%	$7.71
	Hypothetical	$1,000.00	$1,017.39	1.55%	$7.88
Class Q	Actual	$1,000.00	$977.90	0.55%	$2.74
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80
Class R	Actual	$1,000.00	$975.40	1.05%	$5.23
	Hypothetical	$1,000.00	$1,019.91	1.05%	$5.35
Class Z	Actual	$1,000.00	$977.90	0.55%	$2.74
	Hypothetical	$1,000.00	$1,022.43	0.55%	$2.80

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.80	0.80
C	2.55	1.55
Q	1.42	0.55
R	2.30	1.05
Z	1.53	0.55

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Corporate Bond Fund	9

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 98.3%

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A3	3.050%		04/10/49	250	$246,268
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3	3.058		05/15/49	200	198,271

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $454,318)					444,539

CORPORATE BONDS 95.5%

Agriculture 1.4%
BAT International Finance PLC (United Kingdom), Gtd. Notes, 144A	3.250		06/07/22	305	307,417

Airlines 0.8%
American Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.200		12/15/29	90	87,412
Southwest Airlines Co., Sr. Unsec’d. Notes	2.650		11/05/20	100	100,723

					188,135

Auto Manufacturers 3.3%
Ford Motor Co., Sr. Unsec’d. Notes	5.291		12/08/46	200	198,549
General Motors Financial Co., Inc., Gtd. Notes	2.400		04/10/18	200	200,766
General Motors Financial Co., Inc., Gtd. Notes	2.400		05/09/19	100	99,722
General Motors Financial Co., Inc., Gtd. Notes	3.200		07/06/21	75	74,645
General Motors Financial Co., Inc., Gtd. Notes	4.000		01/15/25	150	148,098

					721,780

Auto Parts & Equipment 0.5%
ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500		04/29/22	100	102,625

Banks 18.3%
Bank of America Corp., Sr. Unsec’d. Notes, MTN	3.875		08/01/25	250	252,699
Bank of America Corp., Sr. Unsec’d. Notes, MTN	4.443	(a)	01/20/48	100	99,537
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	2.600		01/15/19	250	252,381
Bank of America Corp., Series V, Jr. Sub. Notes	5.125	(a)	12/31/49	250	250,313
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650		03/16/25	200	192,578
Citigroup, Inc., Sr. Unsec’d. Notes	3.200		10/21/26	150	142,085
Citigroup, Inc., Sr. Unsec’d. Notes	2.550		04/08/19	550	554,661
Credit Suisse Group Funding Guernsey Ltd. (Switzerland), Gtd. Notes	3.800		06/09/23	265	264,919

See Notes to Financial Statements.

Prudential Corporate Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, GMTN	3.375%		05/12/21	80	$79,679
Goldman Sachs Group, Inc. (The), Sub. Notes	5.150		05/22/45	300	310,326
Goldman Sachs Group, Inc. (The), Series L, Jr. Sub. Notes	5.700	(a)	12/31/49	250	258,037
JPMorgan Chase & Co., Sr. Unsec’d. Notes	2.250		01/23/20	150	150,297
JPMorgan Chase & Co., Sr. Unsec’d. Notes	3.200		06/15/26	390	377,304
JPMorgan Chase & Co., Series 1, Jr. Sub. Notes	7.900	(a)	04/29/49	200	206,000
Morgan Stanley, Sr. Unsec’d. Notes, GMTN	3.875		01/27/26	300	301,866
Morgan Stanley, Series H, Jr. Sub. Notes	5.450	(a)	07/29/49	250	253,750
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	4.125		04/15/26	90	90,959

					4,037,391

Biotechnology 1.8%
Baxalta, Inc., Gtd. Notes	2.000		06/22/18	45	45,059
Biogen, Inc., Sr. Unsec’d. Notes	4.050		09/15/25	215	220,518
Celgene Corp., Sr. Unsec’d. Notes	4.625		05/15/44	100	98,062
Gilead Sciences, Inc., Sr. Unsec’d. Notes	2.500		09/01/23	30	29,099

					392,738

Building Materials 0.3%
Johnson Controls International PLC, Sr. Unsec’d. Notes	4.950	(a)	07/02/64	75	72,312

Chemicals 3.4%
Celanese US Holdings LLC, Gtd. Notes	4.625		11/15/22	50	52,949
CF Industries, Inc., Gtd. Notes	5.150		03/15/34	100	91,750
Dow Chemical Co. (The), Sr. Unsec’d. Notes	4.375		11/15/42	175	172,474
Eastman Chemical Co., Sr. Unsec’d. Notes	3.600		08/15/22	49	50,270
LyondellBasell Industries NV, Sr. Unsec’d. Notes	4.625		02/26/55	150	140,462
Mosaic Co. (The), Sr. Unsec’d. Notes	5.625		11/15/43	50	50,061
Solvay Finance America LLC (Belgium), Gtd. Notes, 144A	3.400		12/03/20	200	204,163

					762,129

Commercial Services 0.7%
Equifax, Inc., Sr. Unsec’d. Notes	2.300		06/01/21	25	24,613
Total System Services, Inc., Sr. Unsec’d. Notes	3.800		04/01/21	100	103,165
Total System Services, Inc., Sr. Unsec’d. Notes	4.800		04/01/26	35	37,511

					165,289

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Computers 2.9%
Apple, Inc., Sr. Unsec’d. Notes	4.650%	02/23/46	100	$105,248
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	3.480	06/01/19	160	163,292
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Sec’d. Notes, 144A	4.420	06/15/21	55	57,241
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	2.850	10/05/18	105	106,353
Seagate HDD Cayman, Gtd. Notes	3.750	11/15/18	200	206,504

				638,638

Diversified Financial Services 0.7%
Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	100	97,665
Synchrony Financial, Sr. Unsec’d. Notes	3.700	08/04/26	55	53,241

				150,906

Electric 8.9%
Commonwealth Edison Co., First Mortgage	4.700	01/15/44	100	109,547
Consolidated Edison, Inc., Sr. Unsec’d. Notes	2.000	05/15/21	190	185,976
DTE Electric Co., First Mortgage	4.300	04/01/42	75	77,200
DTE Electric Co., General Ref. Mortgage	3.950	06/15/42	75	73,851
Duke Energy Progress LLC, First Mortgage	4.150	12/01/44	200	201,907
Emera US Finance LP (Canada), Gtd. Notes	3.550	06/15/26	40	39,208
Entergy Corp., Sr. Unsec’d. Notes	2.950	09/01/26	100	94,373
Entergy Mississippi, Inc., First Mortgage	2.850	06/01/28	40	37,990
MidAmerican Energy Co., First Mortgage	3.950	08/01/47	20	19,877
PacifiCorp, First Mortgage	3.350	07/01/25	270	273,392
PPL Capital Funding, Inc., Gtd. Notes	4.700	06/01/43	100	100,443
PSEG Power LLC, Gtd. Notes	3.000	06/15/21	60	60,364
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42	75	71,653
Puget Energy, Inc., Sr. Sec’d. Notes	3.650	05/15/25	400	392,940
RGS AEGCO Funding Corp., Series F, Sec’d. Notes	9.820	12/07/22	48	48,876
Sierra Pacific Power Co., General Ref. Mortgage	2.600	05/01/26	70	66,693
Westar Energy, Inc., First Mortgage	5.100	07/15/20	100	108,722

				1,963,012

Electronics 0.1%
Fortive Corp., Sr. Unsec’d. Notes, 144A	3.150	06/15/26	20	19,680

Food 0.6%
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	55	51,418
Kraft Heinz Foods Co., Gtd. Notes	5.000	07/15/35	50	52,424
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26	35	32,311

				136,153

See Notes to Financial Statements.

Prudential Corporate Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Forest Products & Paper 1.2%
International Paper Co., Sr. Unsec’d. Notes	5.000%	09/15/35	250	$266,652

Healthcare-Products 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	135	134,407
Baxter International, Inc., Sr. Unsec’d. Notes	3.500	08/15/46	110	93,870

				228,277

Healthcare-Services 4.8%
Aetna, Inc., Sr. Unsec’d. Notes	4.375	06/15/46	50	50,120
Anthem, Inc., Sr. Unsec’d. Notes	4.625	05/15/42	200	199,702
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	3.600	02/01/25	250	247,287
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	250	248,294
Tenet Healthcare Corp., Sr. Sec’d. Notes	6.250	11/01/18	300	315,375

				1,060,778

Housewares 0.6%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.000	12/01/24	100	102,073
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26	20	20,717

				122,790

Insurance 6.1%
American International Group, Inc., Sr. Unsec’d. Notes	4.375	01/15/55	150	136,169
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	3.125	03/15/26	125	123,941
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.000	06/01/21	500	542,798
Markel Corp., Sr. Unsec’d. Notes	5.350	06/01/21	500	544,418

				1,347,326

Media 5.7%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	6.384	10/23/35	180	202,959
Comcast Corp., Gtd. Notes	3.150	03/01/26	90	88,049
Comcast Corp., Gtd. Notes	3.375	08/15/25	325	324,215
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.500	06/15/22	100	101,790
Scripps Networks Interactive, Inc., Sr. Unsec’d. Notes	3.950	06/15/25	153	154,573
Time Warner, Inc., Gtd. Notes	3.875	01/15/26	200	198,016
Viacom, Inc., Sr. Unsec’d. Notes	4.875	06/15/43	50	43,508
Viacom, Inc., Sr. Unsec’d. Notes	5.250	04/01/44	150	137,428

				1,250,538

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Mining 3.3%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.700%	05/30/41	50	$54,542
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.000	09/30/43	50	55,856
Rio Tinto Finance USA Ltd. (United Kingdom), Gtd. Notes(b)	3.750	06/15/25	250	259,262
Southern Copper Corp. (Peru), Sr. Unsec’d. Notes	5.875	04/23/45	250	254,774
Yamana Gold, Inc. (Canada), Gtd. Notes	4.950	07/15/24	100	99,750

				724,184

Miscellaneous Manufacturing 1.1%
Pentair Finance SA (United Kingdom), Gtd. Notes	3.150	09/15/22	100	98,870
Pentair Finance SA (United Kingdom), Gtd. Notes	4.650	09/15/25	105	107,776
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26	45	45,673

				252,319

Office/Business Equipment 1.6%
Xerox Corp., Sr. Unsec’d. Notes	2.800	05/15/20	350	347,098

Oil & Gas 6.7%
Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	250	254,773
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.500	02/15/37	100	116,714
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.700	10/15/19	400	432,103
ConocoPhillips Co., Gtd. Notes	4.200	03/15/21	50	52,939
Devon Energy Corp., Sr. Unsec’d. Notes	5.000	06/15/45	5	5,014
Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	15	15,895
Exxon Mobil Corp., Sr. Unsec’d. Notes	3.043	03/01/26	250	247,772
Husky Energy, Inc. (Canada), Sr. Unsec’d. Notes	3.950	04/15/22	90	94,087
Noble Energy, Inc., Sr. Unsec’d. Notes	5.050	11/15/44	100	101,770
Shell International Finance BV (Netherlands), Gtd. Notes	4.375	05/11/45	85	86,420
Tesoro Corp., Gtd. Notes, 144A	5.125	12/15/26	80	83,400

				1,490,887

Pharmaceuticals 4.9%
Actavis Funding SCS, Gtd. Notes	3.800	03/15/25	350	349,367
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	3.000	11/15/20	100	101,154
Mylan NV, Gtd. Notes, 144A	3.000	12/15/18	200	201,603
Pfizer, Inc., Sr. Unsec’d. Notes	4.125	12/15/46	80	80,251
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	2.400	09/23/21	180	174,788

See Notes to Financial Statements.

Prudential Corporate Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200%	09/23/26	100	$93,895
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	3.150	10/01/26	30	27,197
Teva Pharmaceutical Finance Netherlands III BV (Israel), Gtd. Notes	4.100	10/01/46	60	50,628

				1,078,883

Pipelines 3.6%
Enterprise Products Operating LLC, Gtd. Notes	4.850	03/15/44	100	101,956
Enterprise Products Operating LLC, Gtd. Notes	4.900	05/15/46	150	154,640
Phillips 66 Partners LP, Sr. Unsec’d. Notes	3.605	02/15/25	350	345,296
Williams Partners LP, Sr. Unsec’d. Notes	4.300	03/04/24	200	205,991

				807,883

Real Estate Investment Trusts (REITs) 1.6%
Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	15	16,126
Digital Realty Trust LP, Gtd. Notes	3.400	10/01/20	50	50,996
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22	75	76,165
Realty Income Corp., Sr. Unsec’d. Notes	4.125	10/15/26	200	205,425

				348,712

Retail 1.1%
CVS Health Corp., Sr. Unsec’d. Notes	5.125	07/20/45	100	109,983
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500	09/15/56	25	21,598
Home Depot, Inc. (The), Sr. Unsec’d. Notes	4.250	04/01/46	100	103,176

				234,757

Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	75	74,428

Software 4.3%
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.250	08/15/21	125	122,299
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	2.850	10/15/18	75	76,177
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.000	08/15/26	195	183,503
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	3.625	10/15/20	150	155,174
Microsoft Corp., Sr. Unsec’d. Notes	3.950	08/08/56	140	128,500

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Software (cont’d.)
Microsoft Corp., Sr. Unsec’d. Notes	4.500%	02/06/57	105	$105,834
Oracle Corp., Sr. Unsec’d. Notes	2.400	09/15/23	75	72,421
Oracle Corp., Sr. Unsec’d. Notes	4.000	07/15/46	115	107,921

				951,829

Telecommunications 3.5%
AT&T, Inc., Sr. Unsec’d. Notes	5.150	03/15/42	230	226,400
Cisco Systems, Inc., Sr. Unsec’d. Notes	2.200	02/28/21	165	164,586
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	2.225	01/17/20	200	200,177
Verizon Communications, Inc., Sr. Unsec’d. Notes	4.522	09/15/48	200	181,719

				772,882

Transportation 0.4%
FedEx Corp., Gtd. Notes	4.500	02/01/65	100	91,369
TOTAL CORPORATE BONDS (cost $21,106,859)				21,109,797

FOREIGN GOVERNMENT BOND 0.8%
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes (cost $179,874)	4.600	01/23/46	200	180,500

TOTAL LONG-TERM INVESTMENTS (cost $21,741,051)				21,734,836

			Shares

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(c)			305,781	305,781
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $266,607; includes $266,430 of cash collateral for securities on loan)(c)(d)			266,528	266,581

TOTAL SHORT-TERM INVESTMENTS (cost $572,387)(Note 3)				572,362

TOTAL INVESTMENTS 100.9% (cost $22,313,438)(Note 5)				22,307,198
Liabilities in excess of other assets(e) (0.9)%				(199,277)

NET ASSETS 100.0%				$22,107,921

See Notes to Financial Statements.

Prudential Corporate Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

GMTN—Global Medium Term Note

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $259,419; cash collateral of $266,430 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(d)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(e)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
4	2 Year U.S. Treasury Notes	Mar. 2017	$866,969	$867,188	$219
15	5 Year U.S. Treasury Notes	Mar. 2017	1,763,711	1,768,008	4,297
18	20 Year U.S. Treasury Bonds	Mar. 2017	2,730,023	2,715,187	(14,836)

					(10,320)

	Short Positions:
26	10 Year U.S. Treasury Notes	Mar. 2017	3,244,734	3,236,187	8,547
15	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	2,410,016	2,410,313	(297)

					8,250

					$(2,070)

Cash of $200,000 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2017.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$444,539	$—
Corporate Bonds	—	21,109,797	—
Foreign Government Bond	—	180,500	—
Affiliated Mutual Funds	572,362	—	—
Other Financial Instruments*
Futures Contracts	(2,070)	—	—

Total	$570,292	$21,734,836	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	18.3%
Electric	8.9
Oil & Gas	6.7
Insurance	6.1
Media	5.7
Pharmaceuticals	4.9
Healthcare-Services	4.8
Software	4.3
Pipelines	3.6
Telecommunications	3.5
Chemicals	3.4
Mining	3.3
Auto Manufacturers	3.3
Computers	2.9
Affiliated Mutual Funds	2.6
Commercial Mortgage-Backed Securities	2.0
Biotechnology	1.8
Real Estate Investment Trusts (REITs)	1.6
Office/Business Equipment	1.6
Agriculture	1.4
Forest Products & Paper	1.2%
Miscellaneous Manufacturing	1.1
Retail	1.1
Healthcare-Products	1.0
Airlines	0.8
Foreign Government Bond	0.8
Commercial Services	0.7
Diversified Financial Services	0.7
Food	0.6
Housewares	0.6
Auto Parts & Equipment	0.5
Transportation	0.4
Semiconductors	0.3
Building Materials	0.3
Electronics	0.1

100.9
Liabilities in excess of other assets	(0.9)

100.0%

See Notes to Financial Statements.

Prudential Corporate Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of January 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin futures	$13,063	*	Due from/to broker-variation margin futures	$15,133	*

*	Includes cumulative appreciation (depreciation) as reported in schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$14,947

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures
Interest rate contracts	$29,571

For the six months ended January 31, 2017, the Fund’s average value at trade date for futures long positions was $4,734,138 and for short positions was $5,189,831.

See Notes to Financial Statements.

20

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transactions assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$259,419	$(259,419)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	21

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $259,419:
Unaffiliated investments (cost $21,741,051)	$21,734,836
Affiliated investments (cost $572,387)	572,362
Deposit with broker for futures	200,000
Receivable for investments sold	952,205
Interest receivable	213,181
Receivable for Fund shares sold	203,691
Due from Manager	12,103
Prepaid expenses	541

Total assets	23,888,919

Liabilities
Payable for investments purchased	1,203,548
Payable to broker for collateral for securities on loan	266,430
Payable for Fund shares reacquired	244,011
Accrued expenses and other liabilities	57,726
Due to broker—variation margin futures	6,790
Distribution fee payable	1,237
Deferred trustees’ fees	996
Affiliated transfer agent fee payable	260

Total liabilities	1,780,998

Net Assets	$22,107,921

Net assets were comprised of:
Shares of beneficial interest, at par	$2,009
Paid-in capital in excess of par	23,719,980

23,721,989
Undistributed net investment income	2,451
Accumulated net realized loss on investment transactions	(1,608,209)
Net unrealized depreciation on investments	(8,310)

Net assets, January 31, 2017	$22,107,921

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share, ($1,285,935 ÷ 116,606 shares of beneficial interest issued and outstanding)	$11.03
Maximum sales charge (4.50% of offering price)	0.52

Maximum offering price to public	$11.55

Class C
Net asset value, offering price and redemption price per share, ($1,170,209 ÷ 106,354 shares of beneficial interest issued and outstanding)	$11.00

Class Q
Net asset value, offering price and redemption price per share, ($10,584 ÷ 962 shares of beneficial interest issued and outstanding)	$11.00

Class R
Net asset value, offering price and redemption price per share, ($10,497 ÷ 954 shares of beneficial interest issued and outstanding)	$11.00

Class Z
Net asset value, offering price and redemption price per share, ($19,630,696 ÷ 1,784,258 shares of beneficial interest issued and outstanding)	$11.00

See Notes to Financial Statements.

Prudential Corporate Bond Fund	23

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$426,920
Affiliated dividend income	1,891
Income from securities lending, net	86

Total income	428,897

Expenses
Management fee	56,160
Distribution fee—Class A	1,471
Distribution fee—Class C	4,667
Distribution fee—Class R	40
Registration fees	35,000
Custodian and accounting fees	33,000
Audit fee	17,000
Shareholders’ reports	15,000
Transfer agent’s fees and expenses (including affiliated expense of $1,300)	12,000
Legal fees and expenses	11,000
Trustees’ fees	5,000
Loan interest expense	81
Miscellaneous	7,430

Total expenses	197,849
Less: Management fee waiver and/or expense reimbursement	(122,950)
Distribution fee waiver—Class R	(13)

Net expenses	74,886

Net investment income (loss)	354,011

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1))	82,702
Futures transactions	14,947

97,649

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(25))	(1,049,859)
Futures	29,571

(1,020,288)

Net gain (loss) on investment transactions	(922,639)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(568,628)

See Notes to Financial Statements.

24

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$354,011	$948,488
Net realized gain (loss) on investment transactions	97,649	(628,485)
Net change in unrealized appreciation (depreciation) on investments	(1,020,288)	1,637,704

Net increase (decrease) in net assets resulting from operations	(568,628)	1,957,707

Dividends from net investment income (Note 1)
Class A	(17,335)	(7,623)
Class C	(10,225)	(7,454)
Class Q	(170)	(305)
Class R	(142)	(255)
Class Z	(360,084)	(1,013,549)

	(387,956)	(1,029,186)

Fund share transactions (Note 6)
Net proceeds from shares sold	6,367,109	12,055,486
Net asset value of shares issued in reinvestment of dividends and distributions	376,153	1,008,034
Cost of shares reacquired	(8,584,340)	(33,365,328)

Net increase (decrease) in net assets from Fund share transactions	(1,841,078)	(20,301,808)

Total increase (decrease)	(2,797,662)	(19,373,287)

Net Assets:
Beginning of period	24,905,583	44,278,870

End of period(a)	$22,107,921	$24,905,583

(a) Includes undistributed net investment income of:	$2,451	$36,396

See Notes to Financial Statements.

Prudential Corporate Bond Fund	25

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund (the “Fund”), Prudential Core Bond Fund, Target International Equity Portfolio and Prudential QMA Small-Cap Value Fund. These financial statements relate to Prudential Corporate Bond Fund. The financial statements of the other series are not presented herein.

The Fund’s investment objective is high current income consistent with the preservation of principal.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued

26

at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain (loss). When the

Prudential Corporate Bond Fund	27

Notes to Financial Statements (unaudited) (continued)

contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

28

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not

Prudential Corporate Bond Fund	29

Notes to Financial Statements (unaudited) (continued)

typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off, and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Forward currency contracts, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual. The Trust’s expenses are allocated to the respective series on the basis of relative net assets except for expenses that are charged directly at the Fund or class level.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Foreign currency losses may reduce the amount of

30

dividends of net investment income. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income (loss), accumulated net gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate tax paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is based on an annual rate of .45% of the Fund’s average daily net assets up to and including $5 billion; and .425% on average daily net assets exceeding $5 billion. The management fee amount waived exceeded the management fee for the six months ended January 31, 2017.

Pl has contractually agreed through November 30, 2017 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .55% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and

Prudential Corporate Bond Fund	31

Notes to Financial Statements (unaudited) (continued)

Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2017 to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $13,893 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2017, it received $99 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM, Inc., PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from

32

the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended January 31, 2017, were $6,584,563 and $6,940,204, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Tax Basis	$22,367,140

Unrealized Appreciation	195,006
Unrealized Depreciation	(254,948)

Net Unrealized Depreciation	$(59,942)

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Fund is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of July 31, 2016, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$725,000

Pre-Enactment Losses:
Expiring 2017	958,000

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. All investors who purchase Class A

Prudential Corporate Bond Fund	33

Notes to Financial Statements (unaudited) (continued)

shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 958 Class A shares, 946 Class C shares, 962 Class Q shares and 954 Class R shares of the Fund. At reporting period end, three shareholders of record held 79% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	71,898	$807,406
Shares issued in reinvestment of dividends and distributions	1,474	16,455
Shares reacquired	(28,519)	(316,572)

Net increase (decrease) in shares outstanding	44,853	$507,289

Year ended July 31, 2016:
Shares sold	68,884	$765,352
Shares issued in reinvestment of dividends and distributions	680	7,552
Shares reacquired	(2,301)	(25,238)

Net increase (decrease) in shares outstanding before conversion	67,263	$747,666
Shares issued upon conversion from other share class(es)	(2,069)	(23,739)

Net increase (decrease) in shares outstanding	65,194	$723,927

34

Class C	Shares	Amount
Six months ended January 31, 2017:
Shares sold	43,138	$482,269
Shares issued in reinvestment of dividends and distributions	825	9,187
Shares reacquired	(3,661)	(40,709)

Net increase (decrease) in shares outstanding	40,302	$450,747

Year ended July 31, 2016:
Shares sold	83,590	$896,991
Shares issued in reinvestment of dividends and distributions	491	5,458
Shares reacquired	(19,413)	(209,695)

Net increase (decrease) in shares outstanding	64,668	$692,754

Class Q
Six months ended January 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	15	170

Net increase (decrease) in shares outstanding	15	$170

Year ended July 31, 2016:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	28	305

Net increase (decrease) in shares outstanding	28	$305

Class R
Six months ended January 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	13	142

Net increase (decrease) in shares outstanding	13	$142

Year ended July 31, 2016:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	23	255

Net increase (decrease) in shares outstanding	23	$255

Class Z
Six months ended January 31, 2017:
Shares sold	453,682	$5,077,434
Shares issued in reinvestment of dividends and distributions	31,340	350,199
Shares reacquired	(739,942)	(8,227,059)

Net increase (decrease) in shares outstanding	(254,920)	$(2,799,426)

Year ended July 31, 2016:
Shares sold	954,492	$10,393,143
Shares issued in reinvestment of dividends and distributions	92,146	994,464
Shares reacquired	(3,116,010)	(33,130,395)

Net increase (decrease) in shares outstanding before conversion	(2,069,372)	(21,742,788)
Shares issued upon conversion from other share class(es)	2,076	23,739

Net increase (decrease) in shares outstanding	(2,067,296)	$(21,719,049)

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

Prudential Corporate Bond Fund	35

Notes to Financial Statements (unaudited) (continued)

The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2017. The average daily balance for the 2 days that the Fund had loans outstanding during the period was approximately $818,000, borrowed at a weighted average interest rate of 1.78%. The maximum loan outstanding amount during the period was $1,053,000. At January 31, 2017, the Fund did not have an outstanding loan amount.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.46		$10.76	$10.94
Income (loss) from investment operations:
Net investment income (loss)	.15		.29	.04
Net realized and unrealized gain (loss) on investments	(.42)		.71	(.17)
Total from investment operations	(.27)		1.00	(.13)
Less Dividends and Distribution:
Dividends from net investment income	(.16)		(.30)	(.05)
Net asset value, end of period	$11.03		$11.46	$10.76
Total Return(a):	(2.33)%		9.49%	(1.19)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,286		$822	$71
Average net assets (000)	$1,167		$269	$12
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.80%	(e)	.94%	.98%	(e)
Expenses before waivers and/or expense reimbursement	1.80%	(e)	1.77%	2.23%	(e)
Net investment income (loss)	2.68%	(e)	2.64%	2.24%	(e)
Portfolio turnover rate	61%	(f)	165%	1,221%	(f)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	37

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.43		$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	.11		.20	.03
Net realized and unrealized gain (loss) on investments	(.42)		.70	(.18)
Total from investment operations	(.31)		.90	(.15)
Less Dividends and Distribution:
Dividends from net investment income	(.12)		(.22)	(.04)
Net asset value, end of period	$11.00		$11.43	$10.75
Total Return(a):	(2.70)%		8.51%	(1.41)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,170		$755	$15
Average net assets (000)	$926		$369	$13
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.55%	(e)	1.73%	1.87%	(e)
Expenses before waivers and/or expense reimbursement	2.55%	(e)	2.56%	2.97%	(e)
Net investment income (loss)	1.92%	(e)	1.84%	1.48%	(e)
Portfolio turnover rate	61%	(f)	165%	1,221%	(f)(g)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

38

Class Q Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.43		$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	.16		.30	.04
Net realized and unrealized gain (loss) on investments	(.41)		.71	(.18)
Total from investment operations	(.25)		1.01	(.14)
Less Dividends and Distribution:
Dividends from net investment income	(.18)		(.33)	(.05)
Net asset value, end of period	$11.00		$11.43	$10.75
Total Return(a):	(2.21)%		9.57%	(1.25)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$11		$11	$10
Average net assets (000)	$11		$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.55%	(e)	.79%	.87%	(e)
Expenses before waivers and/or expense reimbursement	1.42%	(e)	1.28%	1.88%	(e)
Net investment income (loss)	2.90%	(e)	2.80%	2.39%	(e)
Portfolio turnover rate	61%	(f)	165%	1,221%	(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	39

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	May 28, 2015(b) through July 31, 2015
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.43		$10.75	$10.94
Income (loss) from investment operations:
Net investment income (loss)	.13		.25	.03
Net realized and unrealized gain (loss) on investments	(.41)		.70	(.17)
Total from investment operations	(.28)		.95	(.14)
Less Dividends and Distribution:
Dividends from net investment income	(.15)		(.27)	(.05)
Net asset value, end of period	$11.00		$11.43	$10.75
Total Return(a):	(2.46)%		9.04%	(1.32)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$11	$10
Average net assets (000)	$11		$10	$10
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.05%	(e)	1.29%	1.36%	(e)
Expenses before waivers and/or expense reimbursement	2.30%	(e)	2.12%	2.77%	(e)
Net investment income (loss)	2.39%	(e)	2.32%	1.91%	(e)
Portfolio turnover rate	61%	(f)	165%	1,221%	(f)(g)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying fund in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

40

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,			Nine Months Ended July 31,		Year Ended October 31,
	2017(g)		2016(g)	2015(g)(h)		2014(f)		2013	2012		2011
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.43		$10.76	$10.69		$10.50		$10.83	$10.68		$10.60
Income (loss) from investment operations:
Net investment income (loss)	.16		.30	.09		.05		.15	.29		.49
Net realized and unrealized gain (loss) on investments	(.41)		.70	.11		.21		(.26)	.20		.05
Total from investment operations	(.25)		1.00	.20		.26		(.11)	.49		.54
Less Dividends and Distribution:
Dividends from net investment income	(.18)		(.33)	(.13)		(.07)		(.22)	(.34)		(.46)
Net asset value, end of period	$11.00		$11.43	$10.76		$10.69		$10.50	$10.83		$10.68
Total Return(a):	(2.21)%		9.47%	1.83%		2.47%		(.97)%	4.64%		5.26%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,631		$23,307	$44,174		$43,879		$42,218	$43,605		$35,281
Average net assets (000)	$22,642		$33,438	$44,354		$42,666		$43,290	$42,171		$34,208
Ratios to average net assets(b):
Expenses after waivers and/or expense reimbursement	.55%	(d)	.82%	.91%		.99%	(d)	.93%	.93%		1.03%
Expenses before waivers and/or expense reimbursement	1.53%	(d)	1.27%	1.10%		.99%	(d)	.93%	.93%		1.03%
Net investment income (loss)	2.88%	(d)	2.79%	.78%		.65%	(d)	1.39%	2.70%		4.65%
Portfolio turnover rate	61%	(e)	165%	1,221%	(c)	936%	(c)(e)	990% (c)	847%	(c)	670%	(c)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Does not include expenses of the underlying fund in which the Fund invests.
(c)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	Calculated based on average shares outstanding during the period.
(h)	Class T shares were renamed Class Z shares effective May 28, 2015.

See Notes to Financial Statements.

Prudential Corporate Bond Fund	41

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Corporate Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORPORATE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	PCWAX	PCWCX	PCWQX	PCWRX	TGMBX
CUSIP	875921694	875921686	875921678	875921660	875921702

MF229E2

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA Small-Cap Value Fund

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Small-Cap Value Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Small-Cap Value Fund

March 16, 2017

Prudential QMA Small-Cap Value Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	20.07	44.21	N/A	N/A	32.70 (2/14/14)
Class C	19.65	43.11	N/A	N/A	17.99 (6/19/15)
Class Q	20.34	44.64	N/A	N/A	31.83 (9/25/14)
Class R	19.90	43.77	87.05	115.82	—
Class Z	20.28	44.59	91.86	127.02	—
Russell 2000® Value Index	16.99	40.22	87.82	79.54	—
Russell 2000® Index	12.43	33.53	84.21	95.44	—
Lipper Small-Cap Value Funds Average	14.72	35.45	79.26	89.99	—

Average Annual Total Returns (with Sales Charges) as of 12/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		26.24	N/A	N/A	8.49 (2/14/14)
Class C		31.60	N/A	N/A	11.99 (6/19/15)
Class Q		33.99	N/A	N/A	13.34 (9/25/14)
Class R		33.31	14.81	8.26	—
Class Z		33.94	15.38	8.80	—
Russell 2000 Value Index		31.74	15.07	6.26	—
Russell 2000 Index		21.31	14.46	7.07	—
Lipper Small-Cap Value Funds Average		26.78	13.87	6.76	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Russell 2000 Value Index

The Russell 2000 Value Index is an unmanaged index which contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have lower price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.
The cumulative total return for the Index measured from the month-end closest to the inception date through 1/31/17 is 31.21% for Class A, 20.12% for Class C, and 32.41% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 12/31/16 is 10.03% for Class A, 13.54% for Class C, and 13.65% for Class Q shares.

Russell 2000 Index

The Russell 2000 Index is an unmanaged index of the 2,000 smallest US companies included in the Russell 3000® Index. It gives an indication of how stock prices of smaller companies have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 1/31/17 is 25.58% for Class A, 11.13% for Class C, and 27.74% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date through 12/31/16 is 7.98% for Class A, 7.01% for Class C, and 11.30% for Class Q shares.

Prudential QMA Small-Cap Value Fund	5

Your Fund’s Performance (continued)

Lipper Small-Cap Value Funds Average

Lipper Small-Cap Value funds invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s US Diversified Equity small-cap ceiling. Small-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and a three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index. The cumulative total return for the Average measured from the month-end closest to the inception date through 1/31/17 is 25.55% for Class A, 15.34% for Class C, and 24.51% for Class Q shares. The average annual total return for the Average measured from the month-end closest to the inception date through 12/31/16 is 8.10% for Class A, 10.08% for Class C, and 10.24% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/17 (%)
Prosperity Bancshares, Inc., Banks	1.3%
Sanmina Corp., Electronic Equipment, Instruments & Components	1.1
Umpqua Holdings Corp., Banks	1.1
Washington Federal, Inc., Thrifts & Mortgage Finance	1.1
Hope Bancorp, Inc., Banks	1.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/17 (%)
Banks	18.6%
Equity Real Estate Investment Trusts (REITs)	7.5
Insurance	6.7
Thrifts & Mortgage Finance	6.1
Specialty Retail	5.4

Industry weightings reflect only long-term investments and are subject to change.

6	Visit our website at prudentialfunds.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA Small-Cap Value Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Small-Cap Value Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,200.70	0.97%	$5.38
	Hypothetical	$1,000.00	$1,020.32	0.97%	$4.94
Class C	Actual	$1,000.00	$1,196.50	1.72%	$9.42
	Hypothetical	$1,000.00	$1,016.53	1.72%	$8.74
Class Q	Actual	$1,000.00	$1,203.40	0.65%	$3.61
	Hypothetical	$1,000.00	$1,021.93	0.65%	$3.31
Class R	Actual	$1,000.00	$1,199.00	1.22%	$6.76
	Hypothetical	$1,000.00	$1,019.06	1.22%	$6.21
Class Z	Actual	$1,000.00	$1,202.80	0.72%	$4.00
	Hypothetical	$1,000.00	$1,021.58	0.72%	$3.67

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

8	Visit our website at prudentialfunds.com

The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.03	0.97
C	1.73	1.72
Q	0.65	0.65
R	1.48	1.22
Z	0.73	0.72

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA Small-Cap Value Fund	9

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.3%

COMMON STOCKS 98.7%

Aerospace & Defense 0.4%
Triumph Group, Inc.(a)	158,800	$4,247,900
Vectrus, Inc.*	33,500	755,090
Wesco Aircraft Holdings, Inc.*	65,400	990,810

		5,993,800

Air Freight & Logistics 1.0%
Atlas Air Worldwide Holdings, Inc.*	297,828	15,710,427

Airlines 1.9%
Allegiant Travel Co.	15,700	2,700,400
Hawaiian Holdings, Inc.*	154,300	7,861,585
SkyWest, Inc.	448,068	15,861,607
Spirit Airlines, Inc.*	82,700	4,469,108

		30,892,700

Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.*	172,600	3,521,040
Cooper Tire & Rubber Co.	229,008	8,301,540
Cooper-Standard Holding, Inc.*	72,800	7,664,384
Dana, Inc.	590,600	11,894,684
Modine Manufacturing Co.*	129,760	1,764,736
Stoneridge, Inc.*	100,800	1,654,128
Strattec Security Corp.	16,928	521,382
Tenneco, Inc.*	31,300	2,111,185
Tower International, Inc.	270,789	7,094,672

		44,527,751

Banks 18.6%
1st Source Corp.	92,028	4,151,383
Arrow Financial Corp.	26,219	925,531
Banc of California, Inc.(a)	420,000	6,636,000
BancFirst Corp.	18,248	1,721,699
Banco Latinoamericano de Comercio Exterior SA (Panama)	252,611	6,871,019
Bank of Marin Bancorp	45,462	3,055,046
BankUnited, Inc.	5,600	213,920
Berkshire Hills Bancorp, Inc.	340,204	12,043,222
Boston Private Financial Holdings, Inc.	167,796	2,768,634
Bridge Bancorp, Inc.	11,100	401,265
Camden National Corp.	68,126	2,825,866
Cathay General Bancorp(a)	288,200	10,502,008
Century Bancorp, Inc. (Class A Stock)	6,700	404,010

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
Citizens & Northern Corp.(a)	26,616	$632,396
CNB Financial Corp.	33,499	785,887
Community Trust Bancorp, Inc.	86,966	4,022,177
ConnectOne Bancorp, Inc.	9,400	232,180
Customers Bancorp, Inc.*(a)	316,330	10,900,732
Enterprise Bancorp, Inc.	3,400	114,274
Enterprise Financial Services Corp.	159,780	6,654,837
Fidelity Southern Corp.(a)	301,093	7,000,412
Financial Institutions, Inc.	113,128	3,727,568
First Bancorp	25,011	732,072
First Business Financial Services, Inc.	16,200	392,526
First Community Bancshares, Inc.	56,834	1,653,869
First Financial Bancorp	258,051	7,109,305
First Financial Corp.	95,859	4,634,783
First Interstate BancSystem, Inc. (Class A Stock)(a)	289,739	11,922,760
First Merchants Corp.	241,907	9,272,295
First NBC Bank Holding Co.*(a)	119,897	479,588
Franklin Financial Network, Inc.*	8,000	308,400
Fulton Financial Corp.	398,200	7,247,240
Great Southern Bancorp, Inc.	77,863	3,897,043
Great Western Bancorp, Inc.	316,200	13,517,550
Hanmi Financial Corp.	227,178	7,530,951
Heartland Financial USA, Inc.	194,750	9,114,300
Heritage Financial Corp.	49,000	1,249,500
Hilltop Holdings, Inc.	61,503	1,683,952
Hope Bancorp, Inc.	840,916	17,583,554
Horizon Bancorp	128,954	3,305,091
IBERIABANK Corp.	108,500	8,913,275
International Bancshares Corp.	312,482	11,593,082
Lakeland Bancorp, Inc.	165,427	3,068,671
MainSource Financial Group, Inc.	101,273	3,327,831
MidWestOne Financial Group, Inc.	22,662	800,195
Old National Bancorp	863,343	15,324,338
Opus Bank	8,200	166,870
Peapack Gladstone Financial Corp.	61,979	1,872,076
Preferred Bank	50,305	2,787,400
Prosperity Bancshares, Inc.	282,258	20,500,398
Renasant Corp.	9,000	358,200
S&T Bancorp, Inc.	110,163	4,144,332
Sandy Spring Bancorp, Inc.	41,508	1,700,583
Sierra Bancorp	42,258	1,130,824
Simmons First National Corp. (Class A Stock)	16,900	1,016,535
Stock Yards Bancorp, Inc.(a)	7,417	332,282

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Banks (cont’d.)
TCF Financial Corp.	34,100	$591,635
TriCo Bancshares	87,750	3,235,342
Trustmark Corp.	51,335	1,725,883
Umpqua Holdings Corp.	1,011,900	18,527,889
Union Bankshares Corp.	45,601	1,676,293
United Community Banks, Inc.	83,500	2,348,855
Univest Corp. of Pennsylvania	30,288	852,607
WesBanco, Inc.	152,048	6,309,992
West Bancorp. Inc.	47,159	1,075,225

		301,605,458

Biotechnology 0.3%
AMAG Pharmaceuticals, Inc.*	7,500	180,750
PDL BioPharma, Inc.(a)	550,300	1,210,660
United Therapeutics Corp.*	16,400	2,683,532

		4,074,942

Building Products 0.6%
Continental Building Products, Inc.*	80,400	1,869,300
USG Corp.*(a)	230,700	7,057,113

		8,926,413

Capital Markets 2.2%
Arlington Asset Investment Corp. (Class A Stock)(a)	150,696	2,255,919
Greenhill & Co., Inc.	41,100	1,214,505
INTL FCStone, Inc.*	49,900	1,840,312
Moelis & Co.	45,000	1,534,500
OM Asset Management PLC (United Kingdom)	102,200	1,441,020
Piper Jaffray Cos.*	176,883	12,470,252
Stifel Financial Corp.*(a)	222,600	11,203,458
Virtu Financial, Inc.(a)	30,600	537,030
Waddell & Reed Financial, Inc. (Class A Stock)(a)	142,100	2,564,905

		35,061,901

Chemicals 1.7%
A. Schulman, Inc.	79,300	2,735,850
Cabot Corp.	109,800	6,079,626
FutureFuel Corp.	97,500	1,266,525
Koppers Holdings, Inc.*	43,900	1,775,755
Kraton Performance Polymers, Inc.*	38,900	1,044,854
Stepan Co.	148,119	11,569,575
Trinseo SA	59,100	3,826,725

		28,298,910

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.4%
ACCO Brands Corp.*	688,841	$8,782,723
CECO Environmental Corp.	51,600	676,992
Deluxe Corp.	4,000	291,400
Ennis, Inc.	420,956	7,114,156
Essendant, Inc.	50,500	1,054,945
Herman Miller, Inc.	109,300	3,410,160
Knoll, Inc.	96,100	2,509,171
McGrath RentCorp	37,900	1,450,812
Quad/Graphics, Inc.	151,571	3,969,645
Steelcase, Inc. (Class A Stock)	12,400	208,320
Viad Corp.	25,400	1,113,790
VSE Corp.	52,600	1,960,928
West Corp.	275,537	6,687,283

		39,230,325

Communications Equipment 0.2%
Bel Fuse, Inc. (Class B Stock)	29,809	947,926
EchoStar Corp. (Class A Stock)*	43,500	2,215,455

		3,163,381

Construction & Engineering 1.9%
AECOM*	140,300	5,181,279
Aegion Corp.*	430,993	10,024,897
Argan, Inc.	124,300	9,167,125
Chicago Bridge & Iron Co. NV(a)	171,800	5,705,478

		30,078,779

Consumer Finance 1.7%
Encore Capital Group, Inc.*(a)	287,691	8,904,036
Enova International, Inc.*(a)	342,505	4,829,321
Nelnet, Inc. (Class A Stock)	200,153	9,813,502
PRA Group, Inc.*(a)	35,300	1,404,940
Regional Management Corp.*	25,500	637,755
World Acceptance Corp.*(a)	35,000	1,717,450

		27,307,004

Containers & Packaging 0.4%
Graphic Packaging Holding Co.	244,200	3,054,942
Owens-Illinois, Inc.*	173,500	3,279,150

		6,334,092

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Diversified Consumer Services 1.0%
DeVry Education Group, Inc.(a)	366,000	$12,261,000
K12, Inc.*	193,241	3,851,293

		16,112,293

Diversified Financial Services 0.1%
Marlin Business Services Corp.	50,800	1,165,860

Diversified Telecommunication Services 0.7%
Iridium Communications, Inc.*(a)	1,169,898	11,815,970

Electrical Equipment 0.7%
Generac Holdings, Inc.*	102,700	4,134,702
Regal-Beloit Corp.	108,000	7,840,800

		11,975,502

Electronic Equipment, Instruments & Components 3.8%
Benchmark Electronics, Inc.*	397,946	12,177,148
Jabil Circuit, Inc.	333,700	8,002,126
Sanmina Corp.*	476,874	18,574,242
ScanSource, Inc.*	54,100	2,139,655
TTM Technologies, Inc.*(a)	671,100	9,952,413
Vishay Intertechnology, Inc.(a)	673,300	11,176,780

		62,022,364

Energy Equipment & Services 1.2%
Atwood Oceanics, Inc.*(a)	828,200	10,070,912
Ensco PLC (Class A Stock)	84,400	921,648
McDermott International, Inc.*(a)	729,600	5,909,760
Noble Corp. PLC (United Kingdom)(a)	112,900	762,075
PHI, Inc.*	38,715	613,633
Rowan Cos. PLC (Class A Stock)*(a)	73,600	1,318,912

		19,596,940

Equity Real Estate Investment Trusts (REITs) 7.5%
Ashford Hospitality Prime, Inc.	162,679	2,186,406
Ashford Hospitality Trust, Inc.	1,661,920	12,630,592
Chatham Lodging Trust	118,500	2,386,590
Colony Northstar, Inc. (Class A Stock)(Class A Stock)	498,835	6,943,787
CorEnergy Infrastructure Trust, Inc.	142,415	5,112,699
FelCor Lodging Trust, Inc.	34,900	268,730
First Potomac Realty Trust	167,185	1,711,974
Franklin Street Properties Corp.	444,571	5,668,280

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Equity Real Estate Investment Trusts (REITs) (cont’d.)
Government Properties Income Trust	241,900	$4,658,994
Hersha Hospitality Trust	277,800	5,553,222
Hospitality Properties Trust	241,500	7,517,895
Independence Realty Trust, Inc.	63,700	587,951
InfraREIT, Inc.	216,100	3,561,328
iStar, Inc.*	95,900	1,075,998
LaSalle Hotel Properties	113,800	3,433,346
Lexington Realty Trust	1,353,477	14,509,273
Medical Properties Trust Inc.	409,900	5,226,225
New Sr. Investment Group, Inc.	78,900	789,789
RAIT Financial Trust	336,319	1,163,664
RLJ Lodging Trust	644,600	14,961,166
Select Income REIT	565,228	14,136,352
Washington Prime Group, Inc.	559,900	5,403,035
Xenia Hotels & Resorts, Inc.	169,200	3,104,820

		122,592,116

Food & Staples Retailing 1.8%
Ingles Markets, Inc. (Class A Stock)	186,405	8,434,826
SpartanNash Co.	404,790	15,325,350
United Natural Foods, Inc.*(a)	121,100	5,534,270

		29,294,446

Food Products 2.3%
Darling Ingredients, Inc.*	669,200	8,030,400
Dean Foods Co.	385,700	7,660,002
Fresh Del Monte Produce, Inc.	250,461	14,338,892
Omega Protein Corp.*	38,500	960,575
Sanderson Farms, Inc.(a)	61,400	5,587,400

		36,577,269

Health Care Providers & Services 2.0%
Brookdale Senior Living, Inc.*	368,700	5,519,439
Community Health Systems, Inc.*	36,400	232,960
Kindred Healthcare, Inc.	542,100	3,604,965
LifePoint Health, Inc.*	120,400	7,145,740
Molina Healthcare, Inc.*	61,400	3,482,608
Select Medical Holdings Corp.*	765,485	9,530,288
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*	140,524	2,685,414

		32,201,414

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure 0.5%
BJ’s Restaurants, Inc.*	13,400	$476,370
Bloomin’ Brands, Inc.	11,600	198,476
DineEquity, Inc.	10,500	720,090
International Game Technology PLC	40,700	1,074,887
Penn National Gaming, Inc.*(a)	233,400	3,216,252
Speedway Motorsports, Inc.	83,790	1,800,647

		7,486,722

Household Durables 1.1%
Beazer Homes USA, Inc.*	119,400	1,702,644
Helen of Troy Ltd.*	99,200	9,255,360
La-Z-Boy, Inc.	70,200	2,007,720
Taylor Morrison Home Corp. (Class A Stock)*	199,300	3,866,420
Tupperware Brands Corp.(a)	10,600	639,816

		17,471,960

Independent Power & Renewable Electricity Producers 0.5%
NRG Yield, Inc. (Class C Stock)	439,400	7,447,830

Insurance 6.7%
Ambac Financial Group, Inc.*	71,500	1,495,780
American Equity Investment Life Holding Co.	554,277	13,080,937
Argo Group International Holdings Ltd.	183,181	11,714,425
Aspen Insurance Holdings Ltd. (Bermuda)	67,411	3,801,980
CNO Financial Group, Inc.	645,800	12,212,078
EMC Insurance Group, Inc.	46,450	1,354,018
Employers Holdings, Inc.	273,098	9,954,422
Enstar Group Ltd.*	8,000	1,549,200
FBL Financial Group, Inc. (Class A Stock)	69,968	4,883,766
First American Financial Corp.	108,974	4,095,243
Hanover Insurance Group, Inc. (The)	40,752	3,420,723
HCI Group, Inc.(a)	44,863	1,855,534
Heritage Insurance Holdings, Inc.	71,400	1,012,452
Independence Holding Co.	10,100	200,990
Maiden Holdings Ltd.	328,105	5,823,864
National General Holdings Corp.	140,200	3,433,498
National Western Life Group, Inc. (Class A Stock)	10,100	2,960,815
Navigators Group, Inc. (The)	19,924	1,118,733
Selective Insurance Group, Inc.	320,967	13,384,324
State Auto Financial Corp.	49,559	1,251,860
United Fire Group, Inc.	119,752	5,652,294
United Insurance Holdings Corp.	231,380	3,162,965
Validus Holdings Ltd.	8,500	484,500

		107,904,401

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Direct Marketing Retail
HSN, Inc.	19,400	$683,850

IT Services 0.3%
Convergys Corp.(a)	111,231	2,760,753
EVERTEC, Inc. (Puerto Rico)	46,800	797,940
Sykes Enterprises, Inc.*	30,200	843,486

		4,402,179

Leisure Products 0.7%
American Outdoor Brands Corp.*(a)	435,100	9,267,630
Sturm Ruger & Co., Inc.(a)	44,500	2,347,375

		11,615,005

Machinery 2.2%
American Railcar Industries, Inc.(a)	23,900	1,064,506
Briggs & Stratton Corp.	61,800	1,338,588
Columbus McKinnon Corp.	79,000	2,171,710
Douglas Dynamics, Inc.	169,601	5,732,514
Global Brass & Copper Holdings, Inc.	193,376	6,410,414
Greenbrier Cos., Inc. (The)(a)	256,900	11,239,375
Meritor, Inc.*	35,000	505,050
NN, Inc.	18,100	350,235
Supreme Industries, Inc. (Class A Stock)	25,600	470,016
TriMas Corp.*	20,300	432,390
Wabash National Corp.(a)	331,697	5,854,452

		35,569,250

Marine 0.1%
Matson, Inc.	47,800	1,704,548

Media 1.5%
Entercom Communications Corp. (Class A Stock)	122,782	1,743,504
Gannett Co., Inc.	294,100	2,829,242
Gray Television, Inc.*	45,000	533,250
Meredith Corp.	86,300	5,290,190
Saga Communications, Inc. (Class A Stock)	7,210	362,663
Sinclair Broadcast Group, Inc. (Class A Stock)	105,100	3,547,125
TEGNA, Inc.	245,400	5,622,114
Time, Inc.	246,600	4,747,050

		24,675,138

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining 0.9%
Handy & Harman Ltd.*	46,093	$1,299,822
Reliance Steel & Aluminum Co.	27,900	2,222,235
Worthington Industries, Inc.	217,915	10,414,158

		13,936,215

Mortgage Real Estate Investment Trusts (REITs) 3.8%
AG Mortgage Investment Trust, Inc.	302,781	5,304,723
Apollo Commercial Real Estate Finance, Inc.	358,883	6,248,153
ARMOUR Residential REIT, Inc.	207,600	4,363,752
Capstead Mortgage Corp.	537,992	5,740,375
CYS Investments, Inc.	692,809	5,244,564
Dynex Capital, Inc.	566,006	3,780,920
Invesco Mortgage Capital, Inc.	440,226	6,414,093
Ladder Capital Corp.	132,290	1,793,852
MTGE Investment Corp.	303,737	4,829,418
New Residential Investment Corp.	661,178	10,016,847
New York Mortgage Trust, Inc.	154,000	987,140
Orchid Island Capital, Inc.(a)	31,800	376,194
Redwood Trust, Inc.	338,000	5,239,000
Western Asset Mortgage Capital Corp.	196,500	1,982,685

		62,321,716

Multiline Retail 0.5%
Big Lots, Inc.(a)	109,800	5,490,000
Dillard’s, Inc. (Class A Stock)(a)	54,300	3,064,692

		8,554,692

Multi-Utilities 0.3%
NorthWestern Corp.	96,900	5,533,959

Oil, Gas & Consumable Fuels 2.6%
Adams Resources & Energy, Inc.	22,278	863,273
Ardmore Shipping Corp. (Ireland)(a)	86,800	637,980
Delek US Holdings, Inc.	81,533	1,826,339
DHT Holdings, Inc.(a)	959,800	4,501,462
Dorian LPG Ltd.*(a)	143,300	1,620,723
Oasis Petroleum, Inc.*	639,000	9,035,460
Scorpio Tankers, Inc. (Monaco)(a)	1,197,000	4,584,510
Ship Finance International Ltd. (Norway)(a)	428,369	6,425,535
Teekay Tankers Ltd. (Bermuda) (Class A Stock)(a)	374,100	916,545
Western Refining, Inc.	286,900	10,044,369
World Fuel Services Corp.	46,300	2,059,424

		42,515,620

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Paper & Forest Products 2.1%
Boise Cascade Co.*	28,900	$716,720
Clearwater Paper Corp.*	38,100	2,396,490
Domtar Corp.(a)	147,800	6,457,382
KapStone Paper & Packaging Corp.	457,822	10,978,572
P.H. Glatfelter Co.	102,200	2,494,702
Schweitzer-Mauduit International, Inc.	248,643	11,022,344

		34,066,210

Professional Services 0.9%
Barrett Business Services, Inc.	20,800	1,250,288
CRA International, Inc.	20,891	694,208
ICF International, Inc.*	22,892	1,190,384
ManpowerGroup, Inc.	52,700	5,030,742
Navigant Consulting, Inc.*	77,048	1,903,086
RPX Corp.*	80,029	869,115
TrueBlue, Inc.*	140,500	3,477,375

		14,415,198

Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	35,800	3,688,474

Road & Rail 0.2%
ArcBest Corp.	9,032	285,411
Avis Budget Group, Inc.*	35,400	1,317,588
Roadrunner Transportation Systems, Inc.*	191,000	1,512,720

		3,115,719

Semiconductors & Semiconductor Equipment 0.4%
Amkor Technology, Inc.*	365,961	3,443,693
Photronics, Inc.*	266,200	3,061,300

		6,504,993

Software
Rubicon Project, Inc. (The)*	88,100	746,207

Specialty Retail 5.4%
Aaron’s, Inc.	18,000	556,920
American Eagle Outfitters, Inc.(a)	304,200	4,596,462
Ascena Retail Group, Inc.*(a)	1,074,800	5,169,788
AutoNation, Inc.*	66,300	3,521,856
Caleres, Inc.	151,400	4,655,550
Cato Corp. (The) (Class A Stock)	31,022	787,649

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
Chico’s FAS, Inc.	388,600	$5,242,214
DSW, Inc. (Class A Stock)(a)	346,000	7,321,360
Express, Inc.*	540,700	5,747,641
Finish Line, Inc. (The) (Class A Stock)(a)	321,400	5,528,080
GameStop Corp. (Class A Stock)(a)	126,500	3,097,985
Genesco, Inc.*(a)	112,100	6,748,420
Group 1 Automotive, Inc.(a)	64,500	5,210,955
Michaels Cos., Inc. (The)*	52,000	1,022,840
Office Depot, Inc.	2,265,700	10,082,365
Party City Holdco, Inc.*	54,900	793,305
Penske Automotive Group, Inc.(a)	61,800	3,359,448
Rent-A-Center, Inc.(a)	85,300	764,288
Sally Beauty Holdings, Inc.*	30,600	728,280
Shoe Carnival, Inc.	47,958	1,226,286
Sonic Automotive, Inc. (Class A Stock)(a)	161,200	3,772,080
Tailored Brands Inc.	291,900	6,202,875
Vitamin Shoppe, Inc.*	52,100	1,127,965
Williams-Sonoma, Inc.(a)	10,400	501,38410

		87,765,996

Technology Hardware, Storage & Peripherals 0.5%
NCR Corp.*	168,500	7,248,870

Textiles, Apparel & Luxury Goods 1.2%
Fossil Group, Inc.*(a)	152,700	3,904,539
Iconix Brand Group, Inc.*(a)	492,200	5,064,738
Movado Group, Inc.	94,400	2,562,960
Perry Ellis International, Inc.*	36,200	853,958
Skechers U.S.A., Inc. (Class A Stock)*	118,100	2,966,672
Unifi, Inc.*	24,400	656,116
Vera Bradley, Inc.*(a)	33,700	386,202
Wolverine World Wide, Inc.	146,300	3,436,587

		19,831,772

Thrifts & Mortgage Finance 6.1%
BOFI Holding, Inc.*(a)	14,800	436,600
Dime Community Bancshares, Inc.	374,083	8,005,376
Essent Group Ltd.*	246,400	8,518,048
Federal Agricultural Mortgage Corp. (Class C Stock)	74,262	4,133,423
First Defiance Financial Corp.	86,772	4,204,971
Flagstar Bancorp, Inc.*	77,600	1,999,752
HomeStreet, Inc.*	43,700	1,144,940
MGIC Investment Corp.*	1,472,500	15,682,125
Oritani Financial Corp.	99,082	1,719,073

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	21

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thrifts & Mortgage Finance (cont’d.)
PennyMac Financial Services, Inc. (Class A Stock)*	39,915	$674,564
Provident Financial Services, Inc.	317,620	8,407,401
Radian Group, Inc.	887,766	16,334,894
TrustCo Bank Corp.	116,141	975,584
United Financial Bancorp, Inc.	81,000	1,462,050
Walker & Dunlop, Inc.*	241,121	7,573,611
Washington Federal, Inc.	545,004	17,903,382

		99,175,794

Tobacco 0.6%
Universal Corp.	138,100	9,390,800

Trading Companies & Distributors 2.3%
Air Lease Corp.(a)	165,700	6,028,166
Aircastle Ltd.(a)	629,953	14,047,952
CAI International, Inc.*	266,906	4,307,863
GATX Corp.(a)	108,947	6,299,315
H&E Equipment Services, Inc.	55,100	1,424,886
Rush Enterprises, Inc. (Class A Stock)*	88,700	2,904,925
WESCO International, Inc.*	39,500	2,792,650

		37,805,757

TOTAL COMMON STOCKS (cost $1,321,437,555)		1,600,138,932

UNAFFILIATED EXCHANGE TRADED FUND 0.6%
iShares Russell 2000 Value ETF(a) (cost $8,559,257)	81,339	9,592,308

TOTAL LONG-TERM INVESTMENTS (cost $1,329,996,812)		1,609,731,240

SHORT-TERM INVESTMENTS 16.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)	14,983,941	14,983,941
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $254,274,211; includes $254,113,144 of cash collateral for securities on loan)(b)(c)	254,252,342	254,303,193

TOTAL SHORT-TERM INVESTMENTS (cost $269,258,152)(Note 3)		269,287,134

TOTAL INVESTMENTS 115.9% (cost $1,599,254,964)(Note 5)		1,879,018,374
Liabilities in excess of other assets (15.9)%		(257,791,538)

NET ASSETS 100.0%		$1,621,226,836

See Notes to Financial Statements.

22

The following abbreviations are used in the semiannual report:

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $250,307,788; cash collateral of $254,113,144 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Institutional Money Market Fund.
(c)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$5,993,800	$—	$—
Air Freight & Logistics	15,710,427	—	—
Airlines	30,892,700	—	—
Auto Components	44,527,751	—	—
Banks	301,605,458	—	—
Biotechnology	4,074,942	—	—
Building Products	8,926,413	—	—
Capital Markets	35,061,901	—	—
Chemicals	28,298,910	—	—
Commercial Services & Supplies	39,230,325	—	—
Communications Equipment	3,163,381	—	—
Construction & Engineering	30,078,779	—	—
Consumer Finance	27,307,004	—	—
Containers & Packaging	6,334,092	—	—
Diversified Consumer Services	16,112,293	—	—

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	23

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

	Level 1	Level 2	Level 3
Common Stocks (continued)
Diversified Financial Services	$1,165,860	$—	$—
Diversified Telecommunication Services	11,815,970	—	—
Electrical Equipment	11,975,502	—	—
Electronic Equipment, Instruments & Components	62,022,364	—	—
Energy Equipment & Services	19,596,940	—	—
Equity Real Estate Investment Trusts (REITs)	122,592,116	—	—
Food & Staples Retailing	29,294,446	—	—
Food Products	36,577,269	—	—
Health Care Providers & Services	32,201,414	—	—
Hotels, Restaurants & Leisure	7,486,722	—	—
Household Durables	17,471,960	—	—
Independent Power & Renewable Electricity Producers	7,447,830	—	—
Insurance	107,904,401	—	—
Internet & Direct Marketing Retail	683,850	—	—
IT Services	4,402,179	—	—
Leisure Products	11,615,005	—	—
Machinery	35,569,250	—	—
Marine	1,704,548	—	—
Media	24,675,138	—	—
Metals & Mining	13,936,215	—	—
Mortgage Real Estate Investment Trusts (REITs)	62,321,716	—	—
Multiline Retail	8,554,692	—	—
Multi-Utilities	5,533,959	—	—
Oil, Gas & Consumable Fuels	42,515,620	—	—
Paper & Forest Products	34,066,210	—	—
Professional Services	14,415,198	—	—
Real Estate Management & Development	3,688,474	—	—
Road & Rail	3,115,719	—	—
Semiconductors & Semiconductor Equipment	6,504,993	—	—
Software	746,207	—	—
Specialty Retail	87,765,996	—	—
Technology Hardware, Storage & Peripherals	7,248,870	—	—
Textiles, Apparel & Luxury Goods	19,831,772	—	—
Thrifts & Mortgage Finance	99,175,794	—	—
Tobacco	9,390,800	—	—
Trading Companies & Distributors	37,805,757	—	—
Unaffiliated Exchange Traded Fund	9,592,308	—	—
Affiliated Mutual Funds	269,287,134	—	—

Total	$1,879,018,374	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

See Notes to Financial Statements.

24

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

Banks	18.6%
Affiliated Mutual Funds (including 15.7% of collateral for securities on loan)	16.6
Equity Real Estate Investment Trusts (REITs)	7.5
Insurance	6.7
Thrifts & Mortgage Finance	6.1
Specialty Retail	5.4
Mortgage Real Estate Investment Trusts (REITs)	3.8
Electronic Equipment, Instruments & Components	3.8
Auto Components	2.7
Oil, Gas & Consumable Fuels	2.6
Commercial Services & Supplies	2.4
Trading Companies & Distributors	2.3
Food Products	2.3
Machinery	2.2
Capital Markets	2.2
Paper & Forest Products	2.1
Health Care Providers & Services	2.0
Airlines	1.9
Construction & Engineering	1.9
Food & Staples Retailing	1.8
Chemicals	1.7
Consumer Finance	1.7
Media	1.5
Textiles, Apparel & Luxury Goods	1.2
Energy Equipment & Services	1.2
Household Durables	1.1
Diversified Consumer Services	1.0
Air Freight & Logistics	1.0%
Professional Services	0.9
Metals & Mining	0.9
Electrical Equipment	0.7
Diversified Telecommunication Services	0.7
Leisure Products	0.7
Unaffiliated Exchange Traded Fund	0.6
Tobacco	0.6
Building Products	0.6
Multiline Retail	0.5
Hotels, Restaurants & Leisure	0.5
Independent Power & Renewable Electricity Producers	0.5
Technology Hardware, Storage & Peripherals	0.5
Semiconductors & Semiconductor Equipment	0.4
Containers & Packaging	0.4
Aerospace & Defense	0.4
Multi-Utilities	0.3
IT Services	0.3
Biotechnology	0.3
Real Estate Management & Development	0.2
Communications Equipment	0.2
Road & Rail	0.2
Marine	0.1
Diversified Financial Services	0.1

115.9
Liabilities in excess of other assets	(15.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(1)	Collateral Received(2)	Net Amount
Securities on Loan	$250,307,788	$(250,307,788)	$—

(1)	Amount represents market value.
(2)	Collateral amount disclosed is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	25

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $250,307,788:
Unaffiliated investments (cost $1,329,996,812)	$1,609,731,240
Affiliated investments (cost $269,258,152)	269,287,134
Receivable for investments sold	6,354,096
Receivable for Fund shares sold	3,408,613
Dividends receivable	1,531,779
Prepaid expenses	8,820

Total assets	1,890,321,682

Liabilities
Payable to broker for collateral for securities on loan	254,113,144
Payable for investments purchased	10,644,311
Payable for Fund shares reacquired	2,776,960
Management fee payable	814,683
Accrued expenses	527,264
Distribution fee payable	138,540
Affiliated transfer agent fee payable	77,466
Loan interest payable	1,240
Deferred trustees’ fees	1,238

Total liabilities	269,094,846

Net Assets	$1,621,226,836

Net assets were comprised of:
Shares of beneficial interest, at par	$75,705
Paid-in capital in excess of par	1,281,119,937

1,281,195,642
Distributions in excess of net investment income	(3,019,367)
Accumulated net realized gain on investment transactions	63,287,151
Net unrealized appreciation on investments	279,763,410

Net assets, January 31, 2017	$1,621,226,836

See Notes to Financial Statements.

26

Class A
Net asset value and redemption price per share, ($137,651,976 ÷ 6,414,313 shares of beneficial interest issued and outstanding)	$21.46
Maximum sales charge (5.50% of offering price)	1.25

Maximum offering price to public	$22.71

Class C
Net asset value, offering price and redemption price per share, ($47,829,823 ÷ 2,220,832 shares of beneficial interest issued and outstanding)	$21.54

Class Q
Net asset value, offering price and redemption price per share, ($293,766,842 ÷ 13,702,636 shares of beneficial interest issued and outstanding)	$21.44

Class R
Net asset value, offering price and redemption price per share, ($159,050,010 ÷ 7,493,768 shares of beneficial interest issued and outstanding)	$21.22

Class Z
Net asset value, offering price and redemption price per share, ($982,928,185 ÷ 45,873,653 shares of beneficial interest issued and outstanding)	$21.43

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	27

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $2,987)	$17,162,910
Income from securities lending, net (including affiliated income of $140,258)	691,075
Affiliated dividend income	31,560

Total income	17,885,545

Expenses
Management fee	4,448,485
Distribution fee—Class A	188,630
Distribution fee—Class C	197,131
Distribution fee—Class R	601,200
Transfer agent’s fees and expenses (including affiliated expense of $212,000)	486,000
Shareholders’ reports	116,000
Custodian and accounting fees	111,000
Registration fees	44,000
Audit fee	16,000
Trustees’ fees	16,000
Legal fees and expenses	14,000
Commitment fee on syndicated credit agreement	12,000
Insurance expenses	8,000
Loan interest expense	3,421
Miscellaneous	8,140

Total expenses	6,270,007
Less: Management fee waiver and/or expense reimbursement	(61,267)
Distribution fee waiver—Class A	(31,438)
Distribution fee waiver—Class R	(200,400)

Net expenses	5,976,902

Net investment income (loss)	11,908,643

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $(403))	68,310,267
Net change in unrealized appreciation (depreciation) on investments (including affiliated of $28,982)	190,445,386

Net gain (loss) on investment transactions	258,755,653

Net Increase (Decrease) In Net Assets Resulting From Operations	$270,664,296

See Notes to Financial Statements.

28

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,908,643	$23,726,513
Net realized gain (loss) on investment transactions	68,310,267	8,321,644
Net change in unrealized appreciation (depreciation) on investments	190,445,386	7,883,566

Net increase (decrease) in net assets resulting from operations	270,664,296	39,931,723

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(1,874,765)	(2,926,298)
Class C	(358,790)	(483,294)
Class Q	(4,591,944)	(5,241,621)
Class R	(2,094,395)	(3,055,711)
Class Z	(15,379,742)	(20,380,961)

	(24,299,636)	(32,087,885)

Distributions from net realized gains
Class A	(336,195)	(36,197,413)
Class C	(117,214)	(8,998,775)
Class Q	(692,119)	(55,747,928)
Class R	(438,847)	(42,286,390)
Class Z	(2,399,788)	(224,305,821)

	(3,984,163)	(367,536,327)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	225,408,268	430,078,458
Net asset value of shares issued in reinvestment of dividends and distributions	28,084,999	395,531,945
Cost of shares reacquired	(235,248,165)	(629,072,353)

Net increase (decrease) in net assets from Fund share transactions	18,245,102	196,538,050

Total increase (decrease)	260,625,599	(163,154,439)

Net Assets:
Beginning of period	1,360,601,237	1,523,755,676

End of period(a)	$1,621,226,836	$1,360,601,237

(a) Includes undistributed net investment income of:	$—	$9,547,842

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	29

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund, Prudential Core Bond Fund, Target International Equity Portfolio and Prudential QMA Small-Cap Value Fund (the “Fund”). These financial statements relate to Prudential QMA Small-Cap Value Fund. The financial statements of the other series are not presented herein.

The Fund’s investment objective is above average capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Trust and the Fund consistently follow such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official

30

closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Prudential QMA Small-Cap Value Fund	31

Notes to Financial Statements (unaudited) (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Real Estate Investment Trust (REITs): The Fund invests in REITs which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend

32

income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalents thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “securities lending, net”.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest and dividends are accrued net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income annually and distributions of net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with

Prudential QMA Small-Cap Value Fund	33

Notes to Financial Statements (unaudited) (continued)

federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into a management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .60% of the Fund’s average daily net assets up to $2 billion and .575% of assets in excess of $2 billion. The effective management fee rate before any waivers and/or expense reimbursement was .60% for the six months ended January 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .59%.

PI entered into a contractual agreement that would waive fees in an amount up to .01% of the Fund’s average daily net assets through November 30, 2017, to the extent that the Fund’s net annual operating expenses and acquired fund fees and expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .68% of the Fund’s average daily net assets on an annualized basis.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

34

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, and .75% of the average daily net assets of the Class A, C and R shares, respectively. PIMS has contractually agreed through November 30, 2017 to reduce such fees to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $60,387 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2017. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2017, it received $194 and $50 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders, respectively.

PI, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the transfer agent of the Fund. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net, respectively.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended January 31, 2016, were $724,223,251 and $732,614,360, respectively.

Prudential QMA Small-Cap Value Fund	35

Notes to Financial Statements (unaudited) (continued)

Note 5. Distributions and Tax Information

The Fund has a tax year end of October 31st.

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. In order to present distributions in excess of net investment income, accumulated net realized gain on investment transactions and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to distributions in excess of net investment income and accumulated net realized gain on investment transactions. For the tax year ended October 31, 2016, the adjustments were to decrease distributions in excess of net investment income and decrease accumulated net realized gain on investment transactions by $2,052,262 due to the reclassification of distributions and other book to tax differences. Net investment income, net realized gain (loss) on investment transactions and net assets were not affected by this change.

The tax character of distributions paid during the tax year ended October 31, 2016 were $51,248,554 of ordinary income and $348,375,656 of long-term capital gains. The tax character of distributions paid during the tax year ended October 31, 2015 were $30,506,983 of ordinary income and $181,680,298 of long-term capital gains.

As of the latest tax year ended October 31, 2016, the accumulated undistributed earnings on a tax basis was $21,926,948 of ordinary income.

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of January 31, 2017 were as follows:

Tax Basis	$1,607,313,230

Unrealized Appreciation	327,705,511
Unrealized Depreciation	(56,000,367)

Net Unrealized Appreciation	$271,705,144

The differences between book basis and tax basis were primarily attributable to deferred losses on wash sales and other book to tax differences.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

36

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, six shareholders of record held 47% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	620,143	$12,862,260
Shares issued in reinvestment of dividends and distributions	97,122	2,122,116
Shares reacquired	(712,147)	(14,060,531)

Net increase (decrease) in shares outstanding before conversion	5,118	923,845
Shares issued upon conversion from other share class(es)	2,486	46,791
Shares reacquired upon conversion into other share class(es)	(37,506)	(780,544)

Net increase (decrease) in shares outstanding	(29,902)	$190,092

Year ended July 31, 2016:
Shares sold	741,128	$14,557,674
Shares issued in reinvestment of dividends and distributions	2,282,974	37,577,751
Shares reacquired†	(2,061,116)	(37,860,684)

Net increase (decrease) in shares outstanding before conversion	962,986	$14,274,741
Shares issued upon conversion from other share class(es)	221	3,893
Shares reacquired upon conversion into other share class(es)	(27,001)	(568,847)

Net increase (decrease) in shares outstanding	936,206	$13,709,787

Prudential QMA Small-Cap Value Fund	37

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended January 31, 2017:
Shares sold	777,777	$14,930,059
Shares issued in reinvestment of dividends and distributions	20,007	439,154
Shares reacquired	(228,156)	(4,667,301)

Net increase (decrease) in shares outstanding before conversion	569,628	10,701,912
Shares reacquired upon conversion into other share class(es)	(13,200)	(265,029)

Net increase (decrease) in shares outstanding	556,428	$10,436,883

Year ended July 31, 2016:
Shares sold	127,743	$2,219,705
Shares issued in reinvestment of dividends and distributions	506,460	8,386,969
Shares reacquired†	(366,450)	(6,682,184)

Net increase (decrease) in shares outstanding before conversion	267,753	3,924,490
Shares reacquired upon conversion into other share class(es)	(4,483)	(81,931)

Net increase (decrease) in shares outstanding	263,270	$3,842,559

Class Q
Six months ended January 31, 2017:
Shares sold	2,120,697	$43,128,369
Shares issued in reinvestment of dividends and distributions	241,197	5,262,926
Shares reacquired	(1,427,289)	(28,354,477)

Net increase (decrease) in shares outstanding	934,605	$20,036,818

Year ended July 31, 2016:
Shares sold	6,022,597	$124,733,146
Shares issued in reinvestment of dividends and distributions	3,710,452	60,962,725
Shares reacquired†	(2,298,834)	(41,757,071)

Net increase (decrease) in shares outstanding before conversion	7,434,215	143,938,800
Shares issued upon conversion from other share class(es)	527,433	12,392,432

Net increase (decrease) in shares outstanding	7,961,648	$156,331,232

Class R
Six months ended January 31, 2017:
Shares sold	1,026,267	$20,562,483
Shares issued in reinvestment of dividends and distributions	117,171	2,533,242
Shares reacquired	(2,129,675)	(43,370,061)

Net increase (decrease) in shares outstanding	(986,237)	$(20,274,336)

Year ended July 31, 2016:
Shares sold	2,053,824	$39,349,205
Shares issued in reinvestment of dividends and distributions	2,781,724	45,342,101
Shares reacquired†	(2,377,876)	(43,278,167)

Net increase (decrease) in shares outstanding	2,457,672	$41,413,139

38

Class Z	Shares	Amount
Six months ended January 31, 2017:
Shares sold	6,478,220	$133,925,097
Shares issued in reinvestment of dividends and distributions	812,818	17,727,561
Shares reacquired	(7,181,194)	(144,795,795)

Net increase (decrease) in shares outstanding before conversion	109,844	6,856,863
Shares issued upon conversion from other share class(es)	48,567	1,004,530
Shares reacquired upon conversion into other share class(es)	(273)	(5,748)

Net increase (decrease) in shares outstanding	158,138	$7,855,645

Year ended July 31, 2016:
Shares sold	13,871,631	$249,218,728
Shares issued in reinvestment of dividends and distributions	14,815,006	243,262,399
Shares reacquired	(25,215,261)	(499,494,247)

Net increase (decrease) in shares outstanding before conversion	3,471,376	(7,013,120)
Shares issued upon conversion from other share class(es)	31,376	648,773
Shares reacquired upon conversion into other share class(es)	(527,962)	(12,394,320)

Net increase (decrease) in shares outstanding	2,974,790	$(18,758,667)

†	Includes affiliated redemption of 422 shares with a value of $10,354 for Class A shares, 379 shares with a value of $9,291 for Class C shares, 839 shares with a value of $20,642 for Class Q shares, and 206 shares with a value of $5,013 for Class R shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowing was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended January 31, 2017. The balance for the 11 days that the Fund had a loan outstanding during the period was $5,702,909, borrowed at a weighted average interest rate of 1.96%. The maximum loan balance outstanding during the period was $14,650,000. At January 31, 2017, the Fund did not have an outstanding loan amount.

8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are

Prudential QMA Small-Cap Value Fund	39

Notes to Financial Statements (unaudited) (continued)

intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the SEC adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

40

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31,		Year Ended July 31,		February 14, 2014(d) through July 31,
	2017		2016	2015	2014(g)
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.16		$25.21	$26.70	$26.26
Income (loss) from investment operations:
Net investment income (loss)	.14		.32	.46	.09
Net realized and unrealized gain (loss) on investments	3.51		(.07)	.78	.35
Total from investment operations	3.65		.25	1.24	.44
Less Dividends and Distributions:
Dividends from net investment income	(.30)		(.55)	(.19)	-
Distributions from net realized gains	(.05)		(6.75)	(2.54)	-
Total dividends and distributions	(.35)		(7.30)	(2.73)	-
Net asset value, end of period	$21.46		$18.16	$25.21	$26.70
Total Return(a):	20.07%		3.98%	4.53%	1.68%

Ratios/Supplemental Data:
Net assets, end of period (000)	$137,652		$116,997	$138,855	$13
Average net assets (000)	$124,728		$121,788	$16,282	$12
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.97%	(e)	.98%	1.14%	.93%	(e)
Expenses before waivers and/or expense reimbursement	1.03%	(e)	1.04%	1.20%	.98%	(e)
Net investment income (loss)	1.45%	(e)	1.67%	1.76%	.74%	(e)
Portfolio turnover rate	50%	(f)	72%	111%	42%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.
(g)	For the period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	41

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	June 19, 2015(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.18		$25.19	$26.36
Income (loss) from investment operations:
Net investment income (loss)	.06		.17	.02
Net realized and unrealized gain (loss) on investments	3.52		(.06)	(1.19)
Total from investment operations	3.58		.11	(1.17)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.37)	-
Distributions from net realized gains	(.05)		(6.75)	-
Total dividends and distributions	(.22)		(7.12)	-
Net asset value, end of period	$21.54		$18.18	$25.19
Total Return(a):	19.65%		3.19%	(4.44)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,830		$30,257	$35,293
Average net assets (000)	$39,105		$30,498	$33,702
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.72%	(e)	1.73%	1.90%	(e)
Expenses before waivers and/or expense reimbursement	1.73%	(e)	1.74%	1.91%	(e)
Net investment income (loss)	.64%	(e)	.92%	.75%	(e)
Portfolio turnover rate	50%	(f)	72%	111%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class Q Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	September 25, 2014(d) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.15		$25.23	$26.68
Income (loss) from investment operations:
Net investment income (loss)	.18		.36	.36
Net realized and unrealized gain (loss) on investments	3.52		(.05)	1.01
Total from investment operations	3.70		.31	1.37
Less Dividends and Distributions:
Dividends from net investment income	(.36)		(.64)	(.28)
Distributions from net realized gains	(.05)		(6.75)	(2.54)
Total dividends and distributions	(.41)		(7.39)	(2.82)
Net asset value, end of period	$21.44		$18.15	$25.23
Total Return(a):	20.34%		4.29%	5.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$293,767		$231,801	$121,283
Average net assets (000)	$255,384		$187,644	$36,516
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.65%	(e)	.66%	.70%	(e)
Expenses before waivers and/or expense reimbursement	.65%	(e)	.66%	.70%	(e)
Net investment income (loss)	1.76%	(e)	1.96%	1.67%	(e)
Portfolio turnover rate	50%	(f)	72%	111%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Commencement of operations.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	43

Financial Highlights (unaudited) (continued)

Class R Shares
	Six Months Ended January 31,		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
	2017		2016	2015	2014(f)		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$17.95		$25.00	$26.51	$27.48		$21.21	$20.17	$18.80
Income (loss) from investment operations:
Net investment income (loss)	.12		.26	.26	.11		.20	.19	.11
Net realized and unrealized gain (loss) on investments	3.46		(.07)	.91	.98		6.87	1.65	1.35
Total from investment operations	3.58		.19	1.17	1.09		7.07	1.84	1.46
Less Dividends and Distributions:
Dividends from net investment income	(.26)		(.49)	(.14)	(.15)		(.19)	(.14)	(.09)
Distributions from net realized gains	(.05)		(6.75)	(2.54)	(1.91)		(.61)	(.66)	-
Total dividends and distributions	(.31)		(7.24)	(2.68)	(2.06)		(.80)	(.80)	(.09)
Net asset value, end of period	$21.22		$17.95	$25.00	$26.51		$27.48	$21.21	$20.17
Total Return(a):	19.90%		3.70%	4.29%	4.17%		34.55%	9.51%	7.75%

Ratios/Supplemental Data:
Net assets, end of period (000)	$159,050		$152,186	$150,536	$143,655		$119,047	$84,483	$69,790
Average net assets (000)	$159,013		$145,703	$152,743	$134,383		$99,668	$76,205	$63,352
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.22%	(d)	1.23%	1.22%	1.18%	(d)	1.17%	1.18%	1.21%
Expenses before waivers and/or expense reimbursement	1.48%	(d)	1.49%	1.48%	1.43%	(d)	1.42%	1.43%	1.46%
Net investment income (loss)	1.20%	(d)	1.42%	.99%	.54%	(d)	.83%	.92%	.55%
Portfolio turnover rate	50%	(e)	72%	111%	42%	(e)	40%	37%	44%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
	2017		2016	2015(g)	2014(f)		2013	2012	2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$18.14		$25.22	$26.73	$27.71		$21.39	$20.33	$18.95
Income (loss) from investment operations:
Net investment income (loss)	.17		.37	.39	.21		.32	.29	.22
Net realized and unrealized gain (loss) on investments	3.52		(.08)	.92	1.00		6.91	1.67	1.34
Total from investment operations	3.69		.29	1.31	1.21		7.23	1.96	1.56
Less Dividends and Distributions:
Dividends from net investment income	(.35)		(.62)	(.28)	(.28)		(.30)	(.24)	(.18)
Distributions from net realized gains	(.05)		(6.75)	(2.54)	(1.91)		(.61)	(.66)	-
Total dividends and distributions	(.40)		(7.37)	(2.82)	(2.19)		(.91)	(.90)	(.18)
Net asset value, end of period	$21.43		$18.14	$25.22	$26.73		$27.71	$21.39	$20.33
Total Return(a):	20.28%		4.20%	4.79%	4.60%		35.16%	10.11%	8.22%

Ratios/Supplemental Data:
Net assets, end of period (000)	$982,928		$829,360	$1,077,790	$1,781,471		$1,622,779	$1,079,475	$890,245
Average net assets (000)	$892,510		$811,529	$1,828,713	$1,782,968		$1,342,995	$1,000,086	$872,587
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.72%	(d)	.73%	.72%	.68%	(d)	.67%	.68%	.71%
Expenses before waivers and/or expense reimbursement	.73%	(d)	.74%	.72%	.68%	(d)	.67%	.68%	.71%
Net investment income (loss)	1.70%	(d)	1.93%	1.48%	1.05%	(d)	1.32%	1.42%	1.06%
Portfolio turnover rate	50%	(e)	72%	111%	42%	(e)	40%	37%	44%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based upon average shares outstanding during the period.
(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(g)	Class T shares were renamed Class Z shares effective June 19, 2015.

See Notes to Financial Statements.

Prudential QMA Small-Cap Value Fund	45

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Small-Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA SMALL-CAP VALUE FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TSVAX	TRACX	TSVQX	TSVRX	TASVX
CUSIP	875921785	875921710	875921777	875921843	875921306

MF232E2

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Core Bond Fund

SEMIANNUAL REPORT	JANUARY 31, 2017

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2017, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Core Bond Fund informative and useful. The report covers performance for the six-month period that ended January 31, 2017.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Core Bond Fund

March 16, 2017

Prudential Core Bond Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 1/31/17
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–2.92	2.13	N/A	N/A	2.87 (2/17/15)
Class C	–3.19	1.47	N/A	N/A	1.47 (2/17/15)
Class Q	–2.67	2.52	N/A	N/A	3.54 (2/17/15)
Class R	–3.05	1.88	N/A	N/A	2.41 (2/17/15)
Class Z	–2.70	2.49	9.03	61.61	—
Bloomberg Barclays US Aggregate Bond Index	–2.95	1.45	10.92	53.37	—
Lipper Core Bond Funds Average	–2.38	2.39	11.66	48.29	—

Average Annual Total Returns (With Sales Charges) as of 12/31/16
		One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A		–1.53	N/A	N/A	–1.04 (2/17/15)
Class C		1.33	N/A	N/A	0.72 (2/17/15)
Class Q		3.39	N/A	N/A	1.71 (2/17/15)
Class R		2.86	N/A	N/A	1.20 (2/17/15)
Class Z		3.26	1.93	4.86	—
Bloomberg Barclays US Aggregate Bond Index		2.65	2.23	4.34	—
Lipper Core Bond Funds Average		3.00	2.41	3.94	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described in the table below.

	Class A	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees	.25%	1%	None	.75% (.50% currently)	None

Benchmark Definitions

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the US Government and its agencies and by corporations with between one and 10 years remaining maturity. It gives a broad indication of how bond prices of short- and intermediate-term bonds have performed. The cumulative total return for the Index measured from the month-end closest to the inception date through 1/31/17 is 2.25% for Class A, C, Q, and R shares. The average annual total return for the Index measured from the month-end closest to the inception date through 12/31/16 is 1.11% for Class A, C, Q, and R shares.

Lipper Core Bond Funds Average—Lipper Core Bond funds invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to 10 years. The cumulative total return for the Average measured from the month-end closest to the inception date through 1/31/17 is 1.95% for Class A, C, Q, and R shares. The average annual total return for the Average measured from the month-end closest to the inception date through 12/31/16 is 0.88% for Class A, C, Q, and R shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Core Bond Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 1/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.10	1.69	1.63
Class C	0.06	0.98	0.92
Class Q	0.12	2.34	2.24
Class R	0.09	1.48	1.16
Class Z	0.11	1.93	1.87

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 1/31/17 (%)
AAA	55.4
AA	7.3
A	16.9
BBB	18.1
BB	0.5
Not Rated	1.8
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s, S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2016, at the beginning of the period, and held through the six-month period ended January 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following pages. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Core Bond Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Core Bond Fund		Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$970.80	0.70%	$3.48
	Hypothetical	$1,000.00	$1,021.68	0.70%	$3.57
Class C	Actual	$1,000.00	$968.10	1.45%	$7.19
	Hypothetical	$1,000.00	$1,017.90	1.45%	$7.38
Class Q	Actual	$1,000.00	$973.30	0.40%	$1.99
	Hypothetical	$1,000.00	$1,023.19	0.40%	$2.04
Class R	Actual	$1,000.00	$969.50	0.95%	$4.72
	Hypothetical	$1,000.00	$1,020.42	0.95%	$4.84
Class Z	Actual	$1,000.00	$973.00	0.45%	$2.24
	Hypothetical	$1,000.00	$1,022.94	0.45%	$2.29

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2017 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended January 31, 2017, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	0.82	0.70
C	1.58	1.45
Q	0.51	0.40
R	1.36	0.95
Z	0.57	0.45

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Core Bond Fund	9

Portfolio of Investments (unaudited)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
LONG-TERM INVESTMENTS 99.6%

ASSET-BACKED SECURITIES 10.4%

Collateralized Loan Obligations 5.2%
A Voce CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1B, 144A	2.483	%(a)	07/15/26	500	$498,842
ALM VIII Ltd. (Cayman Islands), Series 2013-8A, Class A1R, 144A	2.513	(a)	10/15/28	250	249,979
Apidos CLO IX (Cayman Islands), Series 2012-9AR, Class AR, 144A	2.323	(a)	07/15/23	199	198,606
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class AR, 144A	2.308	(a)	10/12/23	200	199,797
Arrowpoint CLO Ltd. (Cayman Islands), Series 2015-4A, Class A, 144A	2.574	(a)	04/18/27	250	250,421
Atlas Sr. Loan Fund V Ltd. (Cayman Islands), Series 2014-1A, Class AR, 144A	2.452	(a)	07/16/26	500	500,548
Avery Point VI CLO Ltd. (Cayman Islands), Series 2015-6A, Class A, 144A	2.331	(a)	08/05/27	250	250,797
Ballyrock CLO Ltd. (Cayman Islands), Series 2016-1A, Class A, 144A	2.406	(a)	10/15/28	250	250,792
Battalion CLO VIII Ltd. (Cayman Islands), Series 2015-8A, Class A1, 144A	2.554	(a)	04/18/27	250	250,020
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A	2.434	(a)	01/24/29	250	249,261
Benefit Street Partners CLO VII Ltd. (Cayman Islands), Series 2015-VIIA, Class A1A, 144A	2.554	(a)	07/18/27	500	501,556
BlueMountain CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1R, 144A	2.352	(a)	04/13/27	500	500,286
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.173	(a)	04/17/25	250	249,827
Carlyle Global Market Strategies CLO (Cayman Islands), Series 2014-2A, Class AR, 144A^	2.275	(s)	05/15/25	500	499,750
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class AR, 144A	2.480	(a)	01/20/29	250	250,126
Catamaran CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.591	(a)	04/22/27	250	250,246
Flatiron CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1, 144A	2.423	(a)	01/17/26	250	250,067
Highbridge Loan Management Ltd. (Cayman Islands), Series 6A-2015, Class A, 144A	2.331	(a)	05/05/27	250	249,808
ICG US CLO Ltd. (Cayman Islands), Series 2014-1A, Class A1, 144A(b)	2.180	(a)	04/20/26	200	199,680

See Notes to Financial Statements.

Prudential Core Bond Fund	11

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Collateralized Loan Obligations (cont’d.)
Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A, MTN	2.563	%(a)	04/15/27	250	$250,224
Jamestown CLO LX Ltd. (Cayman Islands), Series 2016-9A, Class A1B, 144A	2.320	(a)	10/20/28	250	249,745
KVK CLO Ltd. (Cayman Islands), Series 2015-1A, Class A, 144A	2.491	(a)	05/20/27	250	250,423
Limerock CLO III LLC (Cayman Islands), Series 2014-3A, Class A1R, 144A^	2.237	(a)	10/20/26	500	500,000
Madison Park Funding XI Ltd. (Cayman Islands), Series 2013-11A, Class A1A, 144A	2.321	(a)	10/23/25	750	750,518
Mountain View CLO Ltd. (Cayman Islands), Series 2015-9A, Class A1A, 144A, MTN	2.483	(a)	07/15/27	250	249,400
Ocean Trails CLO VI (Cayman Islands), Series 2016-6A, Class A2A, 144A	2.713	(a)	07/15/28	250	251,964
OZLM Funding II Ltd. (Cayman Islands), Series 2012-2A, Class A1R, 144A	2.479	(a)	10/30/27	500	500,034
OZLM XV Ltd. (Cayman Islands), Series 2016-15A, Class A1, 144A	2.406	(a)	01/20/29	750	749,407
Palmer Square CLO (Cayman Islands), Series 2014-1A, Class A1R, 144A	2.329	(a)	01/17/27	500	498,804
Palmer Square CLO Ltd. (Cayman Islands), Series 2015-1A, Class A1, 144A	2.411	(a)	05/21/27	500	501,076
Regatta V Funding Ltd. (Cayman Islands), Series 2016-1A, Class A1, 144A	2.374	(a)	12/20/28	250	249,934
Shackleton VI CLO (Cayman Islands), Series 2014-6A, Class A1, 144A	2.503	(a)	07/17/26	250	250,564
Silver Spring CLO Ltd. (Cayman Islands), Series 2014-1A, Class A, 144A	2.473	(a)	10/15/26	248	247,168
Sound Point CLO XII Ltd. (Cayman Islands), Series 2016-2A, Class A, 144A	2.690	(a)	10/20/28	250	251,450
TICP CLO VI Ltd. (Cayman Islands), Series 2016-6A, Class A, 144A	2.434	(a)	01/15/29	500	499,511
Trinitas CLO V Ltd. (Cayman Islands), Series 2016-5A, Class A, 144A	2.738	(a)	10/25/28	500	499,989
Wellfleet CLO Ltd. (Cayman Islands), Series 2016-2A, Class A1, 144A	2.507	(a)	10/20/28	500	502,933
West CLO Ltd. (Cayman Islands), Series 2013-1A, Class A1A, 144A	2.281	(a)	11/07/25	250	250,061

					13,353,614

Non-Residential Mortgage-Backed Securities 4.3%
Americredit Automobile Receivables Trust, Series 2016-4, Class C	2.410		07/08/22	100	99,254

See Notes to Financial Statements.

12

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Avis Budget Rental Car Funding AESOP LLC,
Series 2013-1A, Class A, 144A	1.920%		09/20/19	600	$596,974
Series 2015-2A, Class A, 144A	2.630		12/20/21	400	397,713
Chase Issuance Trust, Series 2007-C1, Class C1	1.227	(a)	04/15/19	2,600	2,600,305
Citibank Credit Card Issuance Trust, Series 2016-A3, Class A3	1.267	(a)	12/07/23	1,000	1,004,831
Discover Card Execution Note Trust, Series 2017-A1, Class A1	1.252		07/15/24	1,000	1,000,049
Enterprise Fleet Financing LLC,
Series 2016-2, Class A2, 144A	1.740		02/21/22	200	199,771
Series 2017-1, Class A2, 144A^	2.130		07/20/22	800	799,978
Hertz Vehicle Financing LLC,
Series 2016-1A, Class A, 144A	2.320		03/25/20	200	198,494
Series 2016-4A, Class A, 144A	2.650		07/25/22	500	487,570
Onemain Direct Auto Receivables Trust,
Series 2016-1A, Class A, 144A	2.040		01/15/21	59	59,232
Series 2017-1A, Class A, 144A	2.160		10/15/20	1,600	1,599,965
Onemain Financial Issuance Trust, Series 2015-2A, Class A, 144A	2.570		07/18/25	300	299,899
Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 144A	2.200		10/20/30	138	137,388
SpringCastle America Funding LLC, Series 2016-AA, Class A, 144A	3.050		04/25/29	275	276,668
Springleaf Funding Trust,
Series 2015-AA, Class A, 144A	3.160		11/15/24	345	348,177
Series 2016-AA, Class A, 144A	2.900		11/15/29	800	801,502

					10,907,770

Residential Mortgage-Backed Securities 0.9%
Banc of America Funding Trust, Series 2015-R4, Class 4A1, 144A	3.500	(a)	07/28/36	318	317,731
Credit Suisse Mortgage Trust,
Series 2016-RPL1, Class A1, 144A	3.742	(a)	12/26/46	880	887,052
Series 2016-12R, Class 1A1, 144A^	3.239	(a)	02/28/47	760	760,000
RAAC Trust, Series 2007-SP3, Class A1	1.971	(a)	09/25/47	341	331,827

					2,296,610

TOTAL ASSET-BACKED SECURITIES (cost $26,501,367)					26,557,994

See Notes to Financial Statements.

Prudential Core Bond Fund	13

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)

COMMERCIAL MORTGAGE-BACKED SECURITIES 8.5%
Assurant Commercial Mortgage Trust, Series 2016-1A, Class AS, 144A	3.172%		05/15/49	300	$296,172
BBCMS Mortgage Trust, Series 2016-ETC, Class A, 144A	2.937		08/14/36	500	484,369
CD Mortgage Trust, Series 2016-CD1, Class A3	2.459		08/10/49	500	474,138
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2	3.585		12/10/54	2,000	2,037,318
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878		02/10/48	1,100	1,082,317
Series 2016-C3, Class A3	2.896		11/15/49	900	873,237
Commercial Mortgage Trust, Series 2016-COR1, Class A3	2.826		10/10/49	800	772,713
Fannie Mae-Aces,
Series 2015-M7, Class AB2	2.502		12/25/24	1,000	962,142
Series 2016-M11, Class A2	2.369	(a)	07/25/26	1,200	1,142,670
Series 2016-M13, Class A2	2.476	(a)	09/25/26	1,900	1,828,037
Series 2016-M7, Class AB2	2.385		09/25/26	200	185,127
Series 2017-M1, Class A2	2.416	(a)	10/25/26	500	477,614
FHLMC Multifamily Structured Pass-Through Certificates,
Series K033, Class A2	3.060	(a)	07/25/23	500	515,902
Series K036, Class A2	3.527	(a)	10/25/23	1,100	1,163,065
Series K053, Class A2	2.995		12/25/25	350	353,669
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A3	3.119		05/10/50	1,000	998,501
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920		02/15/48	1,100	1,085,767
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A4	2.627		08/15/49	700	667,156
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A2	2.790		02/15/48	850	863,620
Morgan Stanley Capital I Trust,
Series 2016-BNK2, Class A3	2.791		11/15/49	900	871,957
Series 2016-UB11, Class A3	2.531		08/15/49	1,200	1,131,802
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C6, Class A3FL, 144A	1.454		04/10/46	750	754,361
Series 2013-C6, Class A4	3.244		04/10/46	101	103,495
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class A2	2.399		08/15/49	1,200	1,128,295
Series 2016-NXS6, Class A3	2.642		11/15/49	1,500	1,427,317

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $22,213,950)					21,680,761

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)

CORPORATE BONDS 36.6%

Aerospace & Defense
Harris Corp., Sr. Unsec’d. Notes	3.832%	04/27/25	30	$30,575

Agriculture
Altria Group, Inc., Gtd. Notes	2.625	09/16/26	65	61,060

Airlines 0.4%
American Airlines 2013-2 Class A Pass-Through Trust, Pass Thru Certificates	4.950	01/15/23	221	235,227
American Airlines 2015-1 Class A Pass-Through Trust, Pass Thru Certificates	3.375	05/01/27	98	95,861
Delta Air Lines 2009-1 Class A Pass-Through Trust, Series A, Pass Thru Certificates	7.750	12/17/19	192	212,766
United Airlines 2016-2 Class AA Pass-Through Trust, Pass Thru Certificates	2.875	10/07/28	400	382,960

				926,814

Auto Manufacturers 2.0%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	2.250	09/15/23	645	619,676
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	2.250	03/02/20	295	294,118
Ford Motor Co.,
Sr. Unsec’d. Notes	4.346	12/08/26	250	250,716
Sr. Unsec’d. Notes	4.750	01/15/43	100	93,328
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.375	01/16/18	1,350	1,356,885
Sr. Unsec’d. Notes, GMTN(c)	4.389	01/08/26	625	629,266
General Motors Financial Co., Inc.,
Gtd. Notes	3.150	01/15/20	550	554,555
Gtd. Notes	3.450	04/10/22	180	179,398
Gtd. Notes	4.000	10/06/26	560	542,616
Gtd. Notes	5.250	03/01/26	375	397,669
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20	175	173,505

				5,091,732

Banks 8.9%
Bank of America Corp.,
Sr. Unsec’d. Notes	5.750	12/01/17	100	103,350
Sr. Unsec’d. Notes, MTN	3.248	10/21/27	1,010	953,464
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	200	207,206
Sr. Unsec’d. Notes, MTN	4.443	01/20/48	430	428,007

See Notes to Financial Statements.

Prudential Core Bond Fund	15

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sub. Notes, MTN	4.000%	01/22/25	800	$798,002
Series L, Sub. Notes, MTN	4.183	11/25/27	250	248,064
Bank of New York Mellon Corp. (The), Sr. Unsecured, MTN	2.200	08/16/23	450	429,858
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.200	08/10/21	575	571,730
Sr. Unsec’d. Notes	4.375	01/12/26	200	200,906
Sr. Unsec’d. Notes	4.950	01/10/47	200	200,218
Capital One NA, Sr. Unsec’d. Notes	2.250	09/13/21	250	244,428
Citigroup, Inc.,
Sr. Unsec’d. Notes	3.200	10/21/26	290	274,698
Sr. Unsec’d. Notes	3.400	05/01/26	350	337,829
Sr. Unsec’d. Notes	3.887	01/10/28	670	669,550
Sub. Notes	4.300	11/20/26	85	85,676
Sub. Notes	4.450	09/29/27	840	851,782
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	1.750	01/29/18	310	310,403
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes	1.875	02/13/18	320	319,011
Dexia Credit Local SA (France),
Govt Liquid Gtd. Notes, 144A	2.250	02/18/20	500	499,160
Govt. Liquid Gtd. Notes, 144A	1.875	09/15/21	250	241,124
Govt. Liquid Gtd. Notes, RegS	1.875	01/29/20	250	246,846
Discover Bank, Sr. Unsec’d. Notes	4.200	08/08/23	250	260,200
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	3.500	01/23/25	75	74,163
Sr. Unsec’d. Notes	3.850	01/26/27	310	309,336
Sr. Unsec’d. Notes, GMTN	7.500	02/15/19	1,250	1,382,217
Sr. Unsec’d. Notes, MTN	4.000	03/03/24	1,365	1,407,222
Sub. Notes	4.250	10/21/25	250	253,149
Sub. Notes	5.150	05/22/45	335	346,531
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes	2.950	10/01/26	410	387,717
Sr. Unsec’d. Notes	3.125	01/23/25	315	308,442
Sr. Unsec’d. Notes	3.200	01/25/23	100	100,861
Sr. Unsec’d. Notes	3.200	06/15/26	230	222,513
Sr. Unsec’d. Notes	3.625	05/13/24	875	889,473
Sr. Unsec’d. Notes, MTN	6.300	04/23/19	100	109,135
Sub. Notes	3.625	12/01/27	215	207,026
Sub. Notes	3.875	09/10/24	375	378,143
Sub. Notes	4.250	10/01/27	375	381,432
JPMorgan Chase Bank NA, Sub. Notes	6.000	10/01/17	700	720,638

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Banks (cont’d.)
KeyBank NA, Sr. Unsec’d. Notes	2.250%	03/16/20	305	$304,467
Morgan Stanley,
Sr. Unsec’d. Notes	4.375	01/22/47	210	207,639
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	500	503,683
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	472,923
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	420	414,027
Sub. Notes, GMTN	4.350	09/08/26	800	811,718
Series F, Sr. Unsec’d. Notes, MTN	3.875	04/29/24	365	372,714
MUFG Americas Holdings Corp., Sr. Unsec’d. Notes	2.250	02/10/20	335	331,516
National City Corp., Sub. Notes	6.875	05/15/19	780	861,598
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A, MTN	1.875	09/17/18	200	199,964
North American Development Bank, Sr. Unsec’d. Notes	4.375	02/11/20	100	106,248
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.875	09/12/23	220	213,806
Santander Uk Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.571	01/10/23	430	431,598
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	2.450	01/16/20	250	249,996
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	235	230,834
SunTrust Banks, Inc., Sr. Unsec’d. Notes	2.700	01/27/22	350	348,612
Svenska Handelsbanken AB (Sweden), Gtd. Notes, MTN	1.875	09/07/21	465	449,528
UBS Group Funding Jersey Ltd. (Switzerland), Gtd. Notes, 144A	2.950	09/24/20	400	400,276

				22,870,657

Beverages 0.1%
Anheuser-Busch InBev Finance Inc. (Belgium),
Gtd. Notes	4.900	02/01/46	50	53,505
Gtd. Notes	4.700	02/01/36	180	188,427

				241,932

Biotechnology 0.7%
Amgen, Inc., Sr. Unsec’d. Notes	4.663	06/15/51	420	408,244
Celgene Corp.,
Sr. Unsec’d. Notes	2.125	08/15/18	460	462,080
Sr. Unsec’d. Notes	3.250	08/15/22	125	126,372
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes	2.500	09/01/23	220	213,394
Sr. Unsec’d. Notes	3.700	04/01/24	500	513,294

				1,723,384

See Notes to Financial Statements.

Prudential Core Bond Fund	17

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Chemicals 1.2%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	4.125%	03/15/35	40	$37,575
Air Liquide Finance SA (France), Gtd. Notes, 144A	2.250	09/27/23	735	702,928
CF Industries, Inc., Gtd. Notes	6.875	05/01/18	350	368,813
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	4.125	11/15/21	520	550,042
Sr. Unsec’d. Notes	4.250	11/15/20	350	370,545
Eastman Chemical Co., Sr. Unsec’d. Notes	2.700	01/15/20	550	555,869
LYB International Finance BV, Gtd. Notes	4.000	07/15/23	250	261,335
LyondellBasell Industries NV, Sr. Unsec’d. Notes	5.750	04/15/24	310	353,748

				3,200,855

Commercial Services 0.7%
Duke University, Unsec’d. Notes	3.299	10/01/46	110	98,575
Equifax, Inc., Sr. Unsec’d. Notes	3.250	06/01/26	350	338,326
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23	580	556,073
Gtd. Notes, 144A(b)	4.500	02/15/45	75	71,972
President And Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	143,462
Total System Services, Inc., Sr. Unsec’d. Notes	4.800	04/01/26	250	267,934
University of Southern California, Unsec’d. Notes	3.028	10/01/39	310	277,804

				1,754,146

Computers 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes	3.450	02/09/45	85	74,565
Sr. Unsec’d. Notes	3.850	08/04/46	525	487,947
Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
Sr. Sec’d. Notes, 144A	3.480	06/01/19	75	76,543
Sr. Sec’d. Notes, 144A	4.420	06/15/21	585	608,833
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes	2.450	10/05/17	305	306,566
Sr. Unsec’d. Notes	2.850	10/05/18	55	55,709

				1,610,163

Containers & Packaging 0.5%
Bemis Co., Inc., Sr. Unsec’d. Notes	6.800	08/01/19	700	773,853
WestRock RKT Co., Gtd. Notes	4.000	03/01/23	540	558,875

				1,332,728

See Notes to Financial Statements.

18

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Diversified Financial Services 0.4%
Jefferies Group, Inc., Sr. Unsec’d. Notes	6.450%	06/08/27	150	$165,943
Synchrony Financial,
Sr. Unsec’d. Notes	2.700	02/03/20	600	601,405
Sr. Unsec’d. Notes	3.700	08/04/26	325	314,609

				1,081,957

Diversified Machinery 0.2%
Rockwell Automation, Inc.,
Sr. Unsec’d. Notes	2.050	03/01/20	270	269,275
Sr. Unsec’d. Notes	2.875	03/01/25	115	112,908
Xylem, Inc., Sr. Unsec’d. Notes	3.250	11/01/26	70	68,245

				450,428

Electric 3.4%
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	72,735
CenterPoint Energy Houston Electric LLC, Gen. Ref. Mtge.	2.400	09/01/26	190	178,366
Comision Federal De Electricidad (Mexico), Sr. Unsec’d. Notes, 144A	4.750	02/23/27	400	385,600
Commonwealth Edison Co., 1st Mortgage	3.700	03/01/45	40	37,904
Consolidated Edison Co. of New York, Inc., Sr. Unsec’d. Notes	4.300	12/01/56	40	40,083
Consumers Energy Co., 1st Mortgage	3.250	08/15/46	155	137,040
Delmarva Power & Light Co., 1st Mortgage	4.150	05/15/45	60	60,861
Dominion Resources, Inc., Sr. Unsec’d. Notes	2.850	08/15/26	55	51,484
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	325,879
Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	145	135,481
Duke Energy Florida LLC,
1st Mortgage	3.200	01/15/27	600	601,153
1st Mortgage	3.400	10/01/46	185	165,511
Duke Energy Progress LLC, 1st Mortgage	3.700	10/15/46	75	71,025
Emera Us Finance LP (Canada),
Gtd. Notes	2.150	06/15/19	350	349,707
Gtd. Notes	3.550	06/15/26	75	73,514
Entergy Corp.,
Sr. Unsec’d. Notes	4.000	07/15/22	260	272,105
Sr. Unsec’d. Notes	5.125	09/15/20	250	270,031
Fortis, Inc. (Canada), Sr. Unsec’d. Notes, 144A	3.055	10/04/26	350	327,151
MidAmerican Energy Co., 1st Mortgage	3.950	08/01/47	225	223,611
Monongahela Power Co., 1st Mortgage, 144A	4.100	04/15/24	851	891,693
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	58,925

See Notes to Financial Statements.

Prudential Core Bond Fund	19

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	4.000%	12/01/46	405	$400,672
PECO Energy Co., 1st Ref. Mort.	4.800	10/15/43	120	135,255
Public Service Electric & Gas Co.,
1st Mortgage, MTN	2.250	09/15/26	370	343,358
Sr. Sec’d. Notes, MTN	5.300	05/01/18	1,300	1,360,151
Southern Power Co., Series D, Sr. Unsec’d. Notes	1.950	12/15/19	430	427,318
Southwestern Electric Power Co., Sr. Unsec’d. Notes	2.750	10/01/26	675	637,428
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	47,604
Virginia Electric & Power Co., Series C, Sr. Unsec’d. Notes	4.000	11/15/46	175	172,570
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	509,526

				8,763,741

Engineering & Construction 0.1%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	4.250	10/31/26	200	195,660

Food 0.4%
JM Smucker Co. (The), Gtd. Notes	3.000	03/15/22	115	116,369
Kraft Heinz Foods Co.,
Gtd. Notes	3.000	06/01/26	110	102,798
Gtd. Notes	4.375	06/01/46	35	32,721
Gtd. Notes	5.000	07/15/35	75	78,635
Kroger Co. (The),
Sr. Unsec’d. Notes	3.300	01/15/21	285	292,472
Sr. Unsec’d. Notes	3.875	10/15/46	65	58,465
Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21	500	480,937

				1,162,397

Forest Products & Paper 0.2%
Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A(b)	3.600	03/01/25	220	223,016
International Paper Co.,
Sr. Unsec’d. Notes	4.400	08/15/47	250	238,911
Sr. Unsec’d. Notes	4.800	06/15/44	170	172,081

				634,008

Gas 0.3%
Sempra Energy, Sr. Unsec’d. Notes	2.400	03/15/20	135	134,966
Southern Co. Gas Capital Corp., Gtd. Notes	2.450	10/01/23	555	533,180

				668,146

See Notes to Financial Statements.

20

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Hand/Machine Tools 0.3%
Stanley Black & Decker, Inc., Sub. Notes	1.622%	11/17/18	750	$747,262

Healthcare-Products 0.7%
Abbott Laboratories, Sr. Unsec’d. Notes	2.900	11/30/21	495	492,826
Baxter International, Inc., Sr. Unsec’d. Notes	2.600	08/15/26	170	157,115
Becton, Dickinson and Co., Sr. Unsec’d. Notes	4.685	12/15/44	160	165,284
Medtronic, Inc.,
Gtd. Notes	3.500	03/15/25	140	143,085
Gtd. Notes	4.375	03/15/35	328	343,071
St. Jude Medical, Inc., Sr. Unsec’d. Notes	2.000	09/15/18	395	395,366
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	2.950	09/19/26	105	99,247

				1,795,994

Healthcare-Services 1.5%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.200	06/15/26	120	119,834
Sr. Unsec’d. Notes	3.500	11/15/24	100	101,387
Sr. Unsec’d. Notes	6.750	12/15/37	170	220,814
Anthem, Inc., Sr. Unsec’d. Notes	7.000	02/15/19	310	339,409
Baptist Health South Florida, Inc., Sec’d. Notes	4.342	11/15/41	350	348,556
Cigna Corp., Sr. Unsec’d. Notes	3.250	04/15/25	270	265,413
HCA, Inc., Sr. Sec’d. Notes	3.750	03/15/19	700	712,250
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	4.625	11/15/20	260	278,672
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.200	07/01/55	75	74,029
New York and Presbyterian Hospital (The), Unsec’d. Notes	4.024	08/01/45	40	39,028
Providence St. Joseph Health Obligated Group, Unsec’d. Notes	2.746	10/01/26	40	37,784
Quest Diagnostics, Inc., Sr. Unsec’d. Notes	3.500	03/30/25	190	188,703
Roche Holdings, Inc. (Switzerland), Gtd. Notes, 144A	3.350	09/30/24	410	420,360
RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	159,384
Unitedhealth Group, Inc., Sr. Unsec’d. Notes	4.200	01/15/47	415	418,755

				3,724,378

Housewares 0.2%
Newell Brands, Inc.,
Sr. Unsec’d. Notes	2.875	12/01/19	240	244,208
Sr. Unsec’d. Notes	4.200	04/01/26	35	36,255
Sr. Unsec’d. Notes	5.500	04/01/46	300	338,898

				619,361

See Notes to Financial Statements.

Prudential Core Bond Fund	21

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Insurance 1.4%
American International Group, Inc.,
Sr. Unsec’d. Notes	3.900%	04/01/26	410	$413,387
Sr. Unsec’d. Notes	4.500	07/16/44	260	250,870
Sr. Unsec’d. Notes	4.800	07/10/45	150	152,747
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	99,007
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	105,600
Chubb INA Holdings, Inc.,
Gtd. Notes	3.150	03/15/25	95	94,798
Gtd. Notes	4.350	11/03/45	300	313,185
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44	300	296,303
Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	135,404
Markel Corp., Sr. Unsec’d. Notes	3.625	03/30/23	400	402,678
MetLife, Inc., Series D, Sr. Unsec’d. Notes	4.368	09/15/23	80	86,044
New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20	405	403,350
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	6.063	03/30/40	120	149,041
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	101,113
Gtd. Notes	4.300	11/15/46	140	139,045
Gtd. Notes	4.350	05/15/43	140	140,553
Progressive Corp. (The), Sr. Unsec’d. Notes	3.700	01/26/45	140	131,495
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44	120	129,662
TIAA Asset Management Finance Co. LLC, Sr. Unsec’d. Notes, 144A(b)	2.950	11/01/19	150	152,620

				3,696,902

Lodging 0.2%
Marriott International, Inc.,
Sr. Unsec’d. Notes	3.000	03/01/19	250	254,431
Sr. Unsec’d. Notes	3.125	06/15/26	250	237,170

				491,601

Media 1.3%
21st Century Fox America, Inc., Gtd. Notes, 144A	4.750	11/15/46	130	129,122
Charter Communications Operating LLC / Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	80	90,204
Sr. Sec’d. Notes	6.484	10/23/45	95	107,991
Sr. Sec’d. Notes	6.834	10/23/55	275	323,000
Comcast Corp., Gtd. Notes	2.350	01/15/27	1,350	1,224,813

See Notes to Financial Statements.

22

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Media (cont’d.)
Cox Communications, Inc., Sr. Unsec’d. Notes, 144A(b)	3.350%	09/15/26	195	$185,661
Myriad International Holdings BV (South Africa), Gtd. Notes, RegS	6.375	07/28/17	200	203,842
Time Warner, Inc.,
Gtd. Notes	3.400	06/15/22	850	856,864
Gtd. Notes	3.800	02/15/27	100	97,538

				3,219,035

Mining 0.2%
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	5.250	04/01/42	50	51,921
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43	190	212,399
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes	5.875	04/23/45	90	91,719
Sr. Unsec’d. Notes	6.750	04/16/40	100	109,843

				465,882

Miscellaneous Manufacturing 0.2%
Ingersoll-Rand Luxembourg Finance SA, Gtd. Notes	3.550	11/01/24	170	171,433
Pentair Finance SA (United Kingdom), Gtd. Notes	2.650	12/01/19	420	419,871

				591,304

Multi-National 0.2%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	2.125	09/27/21	405	394,774

Office & Business Equipment 0.1%
Xerox Corp., Sr. Unsec’d. Notes	2.750	09/01/20	165	163,024

Oil & Gas 2.3%
Anadarko Finance Co., Gtd. Notes	7.500	05/01/31	100	128,187
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	5.550	03/15/26	175	196,862
Apache Corp.,
Sr. Unsec’d. Notes	3.250	04/15/22	500	509,546
Sr. Unsec’d. Notes	4.750	04/15/43	100	102,303
Sr. Unsec’d. Notes	5.100	09/01/40	175	185,362
BP Capital Markets PLC (United Kingdom), Gtd. Notes	3.017	01/16/27	195	186,690
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	203,260
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	6.750	11/15/39	350	393,192

See Notes to Financial Statements.

Prudential Core Bond Fund	23

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
Chevron Corp., Sr. Unsec’d. Notes	1.961%	03/03/20	125	$125,090
Devon Financing Corp. LLC, Gtd. Notes	7.875	09/30/31	250	320,960
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	190	197,813
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes	4.000	04/15/24	150	153,424
Sr. Unsec’d. Notes	6.150	06/15/19	300	327,507
Sr. Unsec’d. Notes	6.800	09/15/37	200	241,822
Kerr-McGee Corp., Gtd. Notes	7.875	09/15/31	250	323,862
Noble Energy, Inc.,
Sr. Unsec’d. Notes	3.900	11/15/24	425	431,042
Sr. Unsec’d. Notes	5.050	11/15/44	150	152,656
Occidental Petroleum Corp., Sr. Unsec’d. Notes	3.000	02/15/27	75	72,328
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	5.375	03/13/22	80	81,556
Gtd. Notes	5.500	01/21/21	280	291,144
Gtd. Notes	6.500	06/02/41	90	83,655
Sinopec Group Overseas Development Ltd. (China), Gtd. Notes, 144A	2.500	04/28/20	200	198,786
Statoil ASA (Norway), Gtd. Notes	2.250	11/08/19	800	806,332
Valero Energy Corp., Sr. Unsec’d. Notes	3.400	09/15/26	220	211,193

				5,924,572

Oil & Gas Services 0.2%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	4.000	12/21/25	500	522,684

Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.600	05/14/25	105	103,336
Sr. Unsec’d. Notes	4.500	05/14/35	550	541,003
Actavis Funding SCS,
Gtd. Notes	4.750	03/15/45	280	276,123
Gtd. Notes	3.800	03/15/25	230	229,584
Gtd. Notes	4.550	03/15/35	225	221,838
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25	55	54,631
Bayer US Finance LLC (Germany), Gtd. Notes, 144A	3.000	10/08/21	150	150,924
Mead Johnson Nutrition Co., Sr. Unsec’d. Notes	4.600	06/01/44	70	67,821
Merck & Co., Inc., Sr. Unsec’d. Notes	3.700	02/10/45	190	179,972
Mylan NV, Gtd. Notes, 144A	3.950	06/15/26	400	378,635
Pfizer, Inc., Sr. Unsec’d. Notes	4.125	12/15/46	465	466,460

See Notes to Financial Statements.

24

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.875%	09/23/23	225	$214,954
Gtd. Notes	3.200	09/23/26	1,220	1,145,520
Teva Pharmaceutical Finance Netherlands III BV (Israel),
Gtd. Notes	3.150	10/01/26	45	40,795
Gtd. Notes	4.100	10/01/46	15	12,657

				4,084,253

Pipelines 1.7%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	537,921
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A	4.750	09/30/21	50	51,000
Sr. Unsec’d. Notes, 144A	5.350	03/15/20	150	157,500
Enterprise Products Operating LLC, Series N, Gtd. Notes	6.500	01/31/19	420	457,120
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/20	600	645,228
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	4.200	03/15/45	275	251,162
MPLX LP,
Gtd. Notes	4.875	06/01/25	200	209,686
Sr. Unsec’d. Notes	4.000	02/15/25	130	128,846
Oneok Partners LP, Gtd. Notes	6.125	02/01/41	300	338,517
Phillips 66 Partners LP,
Sr. Unsec’d. Notes	2.646	02/15/20	225	224,097
Sr. Unsec’d. Notes	3.550	10/01/26	310	301,082
Plains All American Pipeline LP / Paa Finance Corp., Sr. Unsec’d. Notes	4.700	06/15/44	270	242,638
Spectra Energy Partners LP, Sr. Unsec’d. Notes	3.375	10/15/26	140	134,426
Williams Partners LP,
Sr. Unsec’d. Notes	4.000	09/15/25	350	352,243
Sr. Unsec’d. Notes	4.300	03/04/24	325	334,735

				4,366,201

Real Estate Investment Trusts (REITs) 1.1%
Avalonbay Communities, Inc., Sr. Unsec’d. Notes, MTN	2.900	10/15/26	360	342,897
Camden Property Trust, Sr. Unsec’d. Notes	4.625	06/15/21	200	213,638
DDR Corp., Sr. Unsec’d. Notes	4.750	04/15/18	600	615,417
HCP, Inc., Sr. Unsec’d. Notes	4.000	06/01/25	300	301,292
Realty Income Corp., Sr. Unsec’d. Notes	6.750	08/15/19	240	267,984
Select Income REIT, Sr. Unsec’d. Notes	2.850	02/01/18	135	135,475

See Notes to Financial Statements.

Prudential Core Bond Fund	25

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Real Estate Investment Trusts (REITs) (cont’d.)
Welltower, Inc., Sr. Unsec’d. Notes	6.125%	04/15/20	430	$477,601
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.625	09/15/23	425	452,950

				2,807,254

Retail 0.3%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25	240	234,166
CVS Health Corp.,
Sr. Unsec’d. Notes	5.125	07/20/45	185	203,469
Sr. Unsec’d. Notes	5.300	12/05/43	150	168,113
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.500	09/15/56	65	56,153
Mcdonald’s Corp., Sr. Unsec’d. Notes, MTN	4.700	12/09/35	30	31,318

				693,219

Semiconductors 0.2%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27	480	476,340

Software 0.9%
Electronic Arts, Inc., Sr. Unsec’d. Notes	3.700	03/01/21	200	206,891
Fidelity National Informationvices, Inc., Sr. Unsec’d. Notes	3.000	08/15/26	555	522,278
Fiserv, Inc., Sr. Unsec’d. Notes	3.850	06/01/25	500	511,482
Microsoft Corp.,
Sr. Unsec’d. Notes	2.375	02/12/22	290	289,684
Sr. Unsec’d. Notes	3.125	11/03/25	125	124,781
Sr. Unsec’d. Notes	3.950	08/08/56	405	371,732
Oracle Corp., Sr. Unsec’d. Notes	4.000	07/15/46	350	328,454

				2,355,302

Telecommunications 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes	3.400	05/15/25	530	506,992
Sr. Unsec’d. Notes	4.500	05/15/35	60	56,409
Sr. Unsec’d. Notes	4.550	03/09/49	200	177,235
Sr. Unsec’d. Notes	4.750	05/15/46	75	68,506
Sr. Unsec’d. Notes	5.250	03/01/37	375	375,847
Sr. Unsec’d. Notes	5.700	03/01/57	310	308,819
Cisco Systems, Inc., Sr. Unsec’d. Notes	1.850	09/20/21	365	356,465
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	4.500	09/15/20	100	106,738
Sr. Unsec’d. Notes	4.672	03/15/55	1,120	1,002,960

				2,959,971

See Notes to Financial Statements.

26

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
CORPORATE BONDS (Continued)

Transportation 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	4.450%	03/15/43	280	$293,696
Canadian National Railway Co. (Canada), Sr. Unsec’d. Notes	5.550	03/01/19	250	268,398
Canadian Pacific Railway Co. (Canada), Sr. Unsec’d. Notes	7.250	05/15/19	250	278,636
CSX Corp., Sr. Unsec’d. Notes	2.600	11/01/26	420	389,850
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20	110	110,634

				1,341,214

Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A(b)	3.050	01/09/20	300	304,338

Water 0.1%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000	12/01/46	145	145,182

TOTAL CORPORATE BONDS (cost $94,954,560)				93,690,430

FOREIGN GOVERNMENT BONDS 1.2%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, 144A	1.125	08/03/19	200	197,187
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes	4.375	07/12/21	200	210,600
Finnvera OYJ (Finland), Gov’t. Gtd. Notes, EMTN, RegS	1.875	09/16/19	200	199,899
Hungary Government International Bond (Hungary), Sr. Unsec’d. Notes	7.625	03/29/41	106	147,739
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	4.875	05/05/21	250	266,078
Iraq Government AID Bond, Gov’t. Gtd. Notes	2.149	01/18/22	200	199,769
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23	200	190,191
Lithuania Government International Bond (Lithuania), Sr. Unsec’d. Notes, 144A	6.125	03/09/21	260	291,200
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	4.750	03/08/44	220	201,850
Panama Government International Bond (Panama), Sr. Unsec’d. Notes	3.750	03/16/25	200	202,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	3.000	03/17/23	100	98,500
Province of Alberta (Canada), Sr. Unsec’d. Notes	1.900	12/06/19	200	200,271
Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	93,178

See Notes to Financial Statements.

Prudential Core Bond Fund	27

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value (Note 1)
FOREIGN GOVERNMENT BONDS (Continued)
Province of Quebec (Canada),
Sr. Unsec’d, MTN	7.140%	02/27/26	100	$127,835
Sr. Unsec’d. Notes	2.375	01/31/22	70	70,138
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, 144A, MTN	6.125	01/22/44	50	58,998
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.375	10/26/21	205	199,670
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	7.000	06/05/20	250	269,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,245,247)				3,224,603

MUNICIPAL BONDS 0.7%

Alabama
Alabama Economic Settlement Authority, Revenue Bonds, BABs	4.263	09/15/32	40	41,027

California 0.2%
California Educational Facilities Authority, Revenue Bonds, BABs	5.000	06/01/46	130	168,128
City of Los Angeles Department of Airports, Revenue Bonds, BABs	6.582	05/15/39	300	388,530
University of California,
Revenue Bonds	3.931	05/15/45	30	29,850
Revenue Bonds	4.131	05/15/45	30	29,792

				616,300

New Jersey 0.1%
New Jersey Turnpike Authority, Revenue Bonds, BABs	7.102	01/01/41	250	349,465

Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
BABs, Revenue Bonds	6.105	12/01/39	70	88,929
Revenue Bonds, BABs	5.511	12/01/45	150	181,215

				270,144

Texas 0.2%
University of Texas System (The), Revenue Bonds	5.000	08/15/47	305	388,506

See Notes to Financial Statements.

28

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
MUNICIPAL BONDS (Continued)

Washington 0.1%
Central Puget Sound Regional Transit Authority, Revenue Bonds, BABs	5.000%		11/01/46	165	$210,517

TOTAL MUNICIPAL BONDS (cost $1,913,527)					1,875,959

RESIDENTIAL MORTGAGE-BACKED SECURITIES 3.4%
Alternative Loan Trust, Series 2003-J3, Class 2A1	6.250		12/25/33	12	12,352
American Home Mortgage Investment Trust, Series 2004-4, Class 5A	3.318	(a)	02/25/45	34	34,408
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	5.250		04/26/37	387	344,065
Bear Stearns ARM Trust, Series 2005-5, Class A2	2.820	(a)	08/25/35	134	133,533
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	6.500		04/25/33	8	8,555
Fannie Mae Connecticut Avenue Securities,
Series 2016-C02, Class 1M1(d)	2.906	(a)	09/25/28	97	97,795
Series 2016-C04, Class 1M1(d)	2.221	(a)	01/25/29	126	127,303
FHLMC Structured Pass-Through Securities,
Series T-59, Class 1A2	7.000		10/25/43	143	170,160
Series T-75, Class A1	0.811	(a)	12/25/36	187	185,810
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2015-DNA1, Class M1(d)	1.671	(a)	10/25/27	402	402,316
Series 2015-DNA3, Class M1(d)	2.121	(a)	04/25/28	15	14,971
Series 2016-DNA4, Class M2(d)	2.071	(a)	03/25/29	260	260,156
Series 2016-HQA4, Class M2(d)	2.071	(a)	04/25/29	260	260,000
Series 2017-DNA1, Class M1^(d)	1.979	(s)	07/25/29	650	650,000
Government National Mortgage Assoc.,
Series 2000-9, Class FG	1.367	(a)	02/16/30	25	25,620
Series 2000-9, Class FH	1.267	(a)	02/16/30	24	24,531
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	3.090	(a)	09/25/35	98	101,669
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2016-3, Class A, 144A	2.771	(a)	09/01/21	244	242,789
Series 2016-6, Class A, 144A	2.771	(a)	11/01/21	265	261,285
Series 2017-1, Class A, 144A^	2.768	(a)	01/01/22	700	692,141
LSTAR Securities Investment Trust (Cayman Islands),
Series 2015-4, Class A1, 144A	2.771	(a)	04/01/20	151	150,543
Series 2015-6, Class A, 144A^	2.771	(a)	05/01/20	480	474,360
Series 2015-8, Class A1, 144A	2.771	(a)	08/01/20	142	142,181
Series 2015-9, Class A1, 144A^	2.771	(a)	10/01/20	494	492,536
Series 2016-1, Class A1, 144A	2.771	(a)	01/01/21	132	130,537
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 3A	1.771	(a)	10/25/35	84	79,394

See Notes to Financial Statements.

Prudential Core Bond Fund	29

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors Trust MLMI, Series 2005-A10, Class A	0.981	%(a)	02/25/36	155	$147,116
Mortgage Repurchase Agreement Financing Trust,
Series 2016-3, Class A1, 144A^	1.763	(a)	11/10/18	320	320,000
Series 2016-4, Class A1, 144A^	1.864	(a)	05/10/19	1,350	1,346,946
Series 2016-5, Class A, 144A	1.933	(a)	06/10/19	200	200,190
Sequoia Mortgage Trust, Series 10, Class 2A1	1.537	(a)	10/20/27	82	77,702
Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A1	1.019	(a)	07/19/35	72	64,933
Structured Asset Securities Mortgage Pass-Through Certificates, Series 2001-21A, Class 1A1	3.013	(a)	01/25/32	13	13,156
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR6, Class A	1.996	(a)	06/25/42	137	131,984
Series 2002-AR9, Class 1A	1.996	(a)	08/25/42	7	6,685
Series 2005-AR13, Class A1A1	1.061	(a)	10/25/45	852	825,237

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $8,641,700)					8,652,959

U.S. GOVERNMENT AGENCY OBLIGATIONS 24.5%
Federal Home Loan Mortgage Corp.	1.500		01/17/20	540	539,214
Federal Home Loan Mortgage Corp.	2.500		01/01/29	931	942,113
Federal Home Loan Mortgage Corp.	2.500		TBA	500	499,922
Federal Home Loan Mortgage Corp.	3.000		TBA	1,000	1,024,271
Federal Home Loan Mortgage Corp.	3.000		07/01/43	836	830,250
Federal Home Loan Mortgage Corp.	3.000		TBA	1,000	988,984
Federal Home Loan Mortgage Corp.	3.500		06/01/42	792	813,407
Federal Home Loan Mortgage Corp.	3.500		09/01/42	1,055	1,083,279
Federal Home Loan Mortgage Corp.	3.500		05/01/45	860	879,287
Federal Home Loan Mortgage Corp.	3.500		04/01/46	493	503,447
Federal Home Loan Mortgage Corp.	3.500		TBA	500	510,674
Federal Home Loan Mortgage Corp.	4.000		12/01/40	336	353,605
Federal Home Loan Mortgage Corp.	4.000		01/01/41	671	706,966
Federal Home Loan Mortgage Corp.	4.000		04/01/42	949	1,000,487
Federal Home Loan Mortgage Corp.	4.000		10/01/45	469	491,877
Federal Home Loan Mortgage Corp.	4.500		06/01/42	301	324,387
Federal Home Loan Mortgage Corp.	4.500		09/01/44	406	436,620
Federal Home Loan Mortgage Corp.	4.500		TBA	500	537,305
Federal Home Loan Mortgage Corp.	5.000		08/01/40	623	682,620
Federal National Mortgage Assoc.	2.500		05/01/30	810	810,434
Federal National Mortgage Assoc.	2.500		TBA	2,000	2,000,000
Federal National Mortgage Assoc.	2.500		09/01/46	495	469,881
Federal National Mortgage Assoc.	2.500		TBA	500	474,082

See Notes to Financial Statements.

30

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	2.625	%(a)	08/01/24	12	$12,272
Federal National Mortgage Assoc.	3.000		06/01/30	542	556,823
Federal National Mortgage Assoc.	3.000		11/01/36	495	498,921
Federal National Mortgage Assoc.	3.000		10/01/42	482	479,713
Federal National Mortgage Assoc.	3.000		10/01/42	794	789,943
Federal National Mortgage Assoc.	3.000		04/01/43	799	794,508
Federal National Mortgage Assoc.	3.000		06/01/43	1,232	1,225,849
Federal National Mortgage Assoc.	3.000		TBA	3,000	2,963,906
Federal National Mortgage Assoc.	3.000		TBA	1,500	1,538,906
Federal National Mortgage Assoc.	3.500		12/01/29	404	421,246
Federal National Mortgage Assoc.	3.500		10/01/41	351	360,950
Federal National Mortgage Assoc.	3.500		04/01/42	709	728,511
Federal National Mortgage Assoc.	3.500		05/01/42	720	739,118
Federal National Mortgage Assoc.	3.500		10/01/42	1,129	1,159,480
Federal National Mortgage Assoc.	3.500		TBA	4,000	4,087,500
Federal National Mortgage Assoc.	3.500		10/01/45	1,375	1,405,972
Federal National Mortgage Assoc.	3.500		01/01/46	469	479,961
Federal National Mortgage Assoc.	4.000		02/01/41	934	984,476
Federal National Mortgage Assoc.	4.000		TBA	2,000	2,094,141
Federal National Mortgage Assoc.(e)	4.000		TBA	1,000	1,049,063
Federal National Mortgage Assoc.	4.000		09/01/44	597	626,756
Federal National Mortgage Assoc.	4.000		10/01/44	1,550	1,626,575
Federal National Mortgage Assoc.	4.000		12/01/45	476	499,988
Federal National Mortgage Assoc.	4.500		08/01/40	277	298,122
Federal National Mortgage Assoc.	4.500		04/01/41	147	157,933
Federal National Mortgage Assoc.	4.500		08/01/41	421	453,860
Federal National Mortgage Assoc.	4.500		TBA	2,000	2,150,234
Federal National Mortgage Assoc.	5.000		09/01/30	69	75,314
Federal National Mortgage Assoc.	5.000		TBA	1,500	1,634,898
Federal National Mortgage Assoc.	5.388	(a)	12/01/30	1	1,501
Federal National Mortgage Assoc.	5.500		TBA	1,000	1,110,210
Federal National Mortgage Assoc.	5.500		01/01/40	393	435,758
Federal National Mortgage Assoc.	6.000		10/01/36	238	268,874
Federal National Mortgage Assoc.	6.000		07/01/41	250	282,887
Federal National Mortgage Assoc.(h)	6.625		11/15/30	55	76,766
Federal National Mortgage Assoc.(h)	7.125		01/15/30	80	114,695
Government National Mortgage Assoc.	3.000		03/20/43	252	255,559
Government National Mortgage Assoc.	3.000		08/20/43	37	37,522
Government National Mortgage Assoc.	3.000		09/20/43	372	376,679
Government National Mortgage Assoc.	3.000		01/20/44	348	351,981
Government National Mortgage Assoc.	3.000		TBA	3,000	3,019,688
Government National Mortgage Assoc.	3.500		12/20/42	219	227,978
Government National Mortgage Assoc.	3.500		02/20/43	482	502,050

See Notes to Financial Statements.

Prudential Core Bond Fund	31

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 1)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	3.500%		03/20/45	389	$403,361
Government National Mortgage Assoc.	3.500		04/20/45	984	1,021,166
Government National Mortgage Assoc.	3.500		TBA	2,500	2,590,625
Government National Mortgage Assoc.	4.000		11/15/41	364	384,989
Government National Mortgage Assoc.	4.000		10/20/43	450	476,815
Government National Mortgage Assoc.	4.000		TBA	2,000	2,114,531
Government National Mortgage Assoc.	4.500		10/20/43	233	250,310
Government National Mortgage Assoc.	4.500		01/20/44	270	289,577
Government National Mortgage Assoc.	4.500		04/20/44	399	427,678
Government National Mortgage Assoc.	4.500		03/20/45	272	292,019
Government National Mortgage Assoc.	5.000		10/20/37	20	22,215
Government National Mortgage Assoc.	5.000		04/20/45	147	157,879
Government National Mortgage Assoc.	6.000		12/15/39	322	363,865

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $63,272,440)					62,655,229

U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Bonds	2.500		02/15/45	2,545	2,272,507
U.S. Treasury Bonds	2.875		05/15/43	400	387,391
U.S. Treasury Bonds	2.875		11/15/46	1,015	979,951
U.S. Treasury Bonds	3.000		11/15/44	120	118,739
U.S. Treasury Bonds	3.000		05/15/45	3,430	3,390,476
U.S. Treasury Bonds	4.750		02/15/41	140	182,569
U.S. Treasury Notes(h)	0.750		02/28/18	225	224,596
U.S. Treasury Notes	1.375		04/30/21	160	157,163
U.S. Treasury Notes	1.500		03/31/23	3,650	3,511,413
U.S. Treasury Notes	1.625		04/30/23	4,840	4,686,103
U.S. Treasury Notes	1.875		01/31/22	1,425	1,422,717
U.S. Treasury Notes	2.000		11/15/26	1,095	1,052,270
U.S. Treasury Notes	2.125		09/30/21	15,685	15,847,371
U.S. Treasury Notes(k)	2.125		12/31/22	1,945	1,945,912
U.S. Treasury Notes	8.125		08/15/21	35	44,517
U.S. Treasury Strips Coupon	2.762	(s)	08/15/29	100	70,601
U.S. Treasury Strips Coupon	2.857	(s)	05/15/31	100	66,572
U.S. Treasury Strips Coupon	3.018	(s)	11/15/35	200	113,176
U.S. Treasury Strips Coupon	3.176	(s)	08/15/40	200	95,044

TOTAL U.S. TREASURY OBLIGATIONS (cost $37,200,298)					36,569,088

TOTAL LONG-TERM INVESTMENTS (cost $257,943,089)					254,907,023

See Notes to Financial Statements.

32

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENTS 12.4%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(f)	31,668,343	$31,668,343
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $242,344; includes $242,050 of cash collateral for securities on loan)(f)(g)	242,295	242,344

TOTAL SHORT-TERM INVESTMENTS (cost $31,910,687) (Note 3)		31,910,687

TOTAL INVESTMENTS 112.0% (cost $289,853,776) (Note 5)		286,817,710
Liabilities in excess of other assets(t) (12.0)%		(30,718,135)

NET ASSETS 100.0%		$256,099,575

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Aces—Alternative Credit Enhancements Securities

AID—Agency for International Development

BABs—Build America Bonds

bps—Basis Points

CAS—Connecticut Avenue Securities

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

EMTN—Euro Medium Term Note

FHLMC—Federal Home Loan Mortgage Corp.

GMTN—Global Medium Term Note

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REITs—Real Estate Investment Trusts

STACR—Structured Agency Credit Risk

Strips—Separate Trading of Registered Interest and Principal of Securities

TBA—To Be Announced

USOIS—United States Overnight Index Swap

See Notes to Financial Statements.

Prudential Core Bond Fund	33

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $6,535,711 and 2.6% of net assets.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2017.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement is $236,062; cash collateral of $242,050 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(d)	Represents Connecticut Avenue Security issued by Fannie Mae or a Structured Agency Credit Risk security issued by Freddie Mac.
(e)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $1,000,000 is approximately 0.4% of net assets.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and the Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund.
(g)	Represents security or a portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(h)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(t)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at January 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
	Long Positions:
157	2 Year U.S. Treasury Notes	Mar. 2017	$34,008,719	$34,037,110	$28,391
164	5 Year U.S. Treasury Notes	Mar. 2017	19,237,539	19,330,219	92,680
15	10 Year U.S. Treasury Notes	Mar. 2017	1,863,937	1,867,031	3,094
9	30 Year U.S. Ultra Treasury Bonds	Mar. 2017	1,448,375	1,446,187	(2,188)

					121,977

	Short Position:
7	20 Year U.S. Treasury Bonds	Mar. 2017	1,052,093	1,055,906	(3,813)

					$118,164

Cash of $90,896 and a U.S Treasury Obligation with market value of $390,183 have been segregated with Citigroup Global Markets to cover requirements for open futures contracts at January 31, 2017.

See Notes to Financial Statements.

34

Credit default swap agreements outstanding at January 31, 2017:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%	2,000	$(11,225)	$(26,031)	$14,806	Morgan Stanley

The Fund entered into credit default swaps (‘‘CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contracts rises the more the credit deteriorates. The value of the CDS contracts increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential Core Bond Fund	35

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Interest rate swap agreements outstanding at January 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements:
15,735	09/09/17	0.539%	1 Day USOIS(1)	$—	$20,760	$20,760
16,205	10/18/17	0.607%	1 Day USOIS(1)	—	19,898	19,898
10,090	11/09/17	0.626%	1 Day USOIS(1)	—	14,183	14,183
3,660	05/31/21	1.849%	3 Month LIBOR(2)	—	(11,679)	(11,679)
3,531	05/31/21	1.948%	3 Month LIBOR(2)	—	2,700	2,700
265	05/31/21	1.994%	3 Month LIBOR(1)	—	(698)	(698)
1,530	05/31/22	2.200%	3 Month LIBOR(1)	(3,118)	(17,988)	(14,870)
865	05/31/22	2.217%	3 Month LIBOR(1)	—	(10,964)	(10,964)
1,490	11/30/22	1.850%	3 Month LIBOR(1)	—	15,460	15,460
600	11/30/22	1.982%	3 Month LIBOR(1)	—	1,673	1,673
100	12/31/22	1.405%	3 Month LIBOR(1)	—	3,726	3,726
100	12/31/22	1.406%	3 Month LIBOR(1)	—	3,718	3,718
100	12/31/22	1.409%	3 Month LIBOR(1)	—	3,701	3,701
100	12/31/22	1.495%	3 Month LIBOR(1)	—	3,208	3,208
395	05/31/23	1.399%	3 Month LIBOR(1)	(7,190)	16,606	23,796
815	08/02/23	—(3)	—(3)	(308)	869	1,177
1,138	08/02/23	—(4)	—(4)	41	1,399	1,358
315	08/03/23	—(5)	—(5)	(148)	364	512
3,545	08/15/23	1.406%	3 Month LIBOR(1)	—	157,660	157,660
730	08/19/23	0.898%	1 Day USOIS(1)	—	37,480	37,480
1,435	10/27/23	1.073%	1 Day USOIS(1)	—	61,632	61,632
2,275	11/15/23	2.209%	3 Month LIBOR(1)	—	(4,720)	(4,720)
2,280	11/15/23	2.217%	3 Month LIBOR(1)	—	(5,824)	(5,824)
1,765	01/08/26	2.210%	3 Month LIBOR(1)	—	11,625	11,625
1,616	08/15/26	2.391%	3 Month LIBOR(2)	—	5,238	5,238
315	11/15/41	1.869%	3 Month LIBOR(1)	1,201	45,138	43,937

				$(9,522)	$375,165	$384,687

Cash of $330,000, U.S. Government Agency Obligations with a combine market value of $191,461 and a U.S Treasury Obligation with market value of $159,712 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at January 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.25 bps.
(4)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.50 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 38.375 bps.

See Notes to Financial Statements.

36

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of January 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$12,353,864	$999,750
Non-Residential Mortgage-Backed Securities	—	10,107,792	799,978
Residential Mortgage-Backed Securities	—	1,536,610	760,000
Commercial Mortgage-Backed Securities	—	21,680,761	—
Corporate Bonds	—	93,690,430	—
Foreign Government Bonds	—	3,224,603	—
Municipal Bonds	—	1,875,959	—
Residential Mortgage-Backed Securities	—	4,676,976	3,975,983
U.S. Government Agency Obligations	—	62,655,229	—
U.S. Treasury Obligations	—	36,569,088	—
Affiliated Mutual Funds	31,910,687	—	—
Other Financial Instruments*
Futures Contracts	118,164	—	—
OTC Credit Default Swap Agreements	—	(11,225)	—
Centrally Cleared Interest Rate Swap Agreements	—	384,687	—

Total	$32,028,851	$248,744,774	$6,535,711

During the period, there were no transfers between Level 1 and Level 2 to report.

See Notes to Financial Statements.

Prudential Core Bond Fund	37

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities Collateralized Loan Obligations	Asset-Backed Securities Non-Residential Mortgage- Backed Securities	Asset-Backed Securities Residential Mortgage- Backed Securities	Residential Mortgage- Backed Securities
Balance as of 07/31/2016	$—	$—	$—	$1,912,194
Realized gain (loss)	—	—	—	1,174
Change in unrealized appreciation (depreciation)**	(250)	—	—	19,228
Purchases/Exchanges/Issuances	1,000,000	799,978	760,000	3,242,141
Sales/Paydowns	—	—	—	(1,428,588)
Accrued discount/premium	—	—	—	2,028
Transfers into Level 3	—	—	—	524,842
Transfers out of Level 3	—	—	—	(297,036)

Balance as of 01/31/2017	$999,750	$799,978	$760,000	$3,975,983

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $5,855 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of January 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities Collateralized Loan Obligations	$499,750	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Collateralized Loan Obligations	500,000	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities Non-Residential Mortgage-Backed Securities	799,978	Market Approach	Single Broker Indicative Quote
Asset-Backed Securities Residential Mortgage-Backed Securities	760,000	Market Approach	Single Broker Indicative Quote
Residential Mortgage-Backed Securities	650,000	Pricing at Cost	Unadjusted Purchase Price
Residential Mortgage-Backed Securities	3,325,983	Market Approach	Single Broker Indicative Quote

	$6,535,711

See Notes to Financial Statements.

38

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

Securities transferred levels as follows:

Investments in Securities	Amount Transferred	Level Transfer	Logic
Residential Mortgage-Backed Securities	$524,842	L2 to L3	Evaluated Bid to Single Broker Indicative Quote
Residential Mortgage-Backed Securities	$297,036	L3 to L2	Single Broker Indicative Quote to Evaluated bid

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2017 were as follows:

U.S. Government Agency Obligations	24.5%
U.S. Treasury Obligations	14.3
Affiliated Mutual Funds (including 0.1% of collateral for securities on loan)	12.4
Banks	8.9
Commercial Mortgage-Backed Securities	8.5
Collateralized Loan Obligations	5.2
Residential Mortgage-Backed Securities	4.3
Non-Residential Mortgage-Backed Securities	4.3
Electric	3.4
Oil & Gas	2.3
Auto Manufacturers	2.0
Pipelines	1.7
Pharmaceuticals	1.6
Healthcare-Services	1.5
Insurance	1.4
Media	1.3
Foreign Government Bonds	1.2
Chemicals	1.2
Telecommunications	1.2
Real Estate Investment Trusts (REITs)	1.1
Software	0.9
Municipal Bonds	0.7
Healthcare-Products	0.7
Commercial Services	0.7
Biotechnology	0.7
Computers	0.6
Transportation	0.5%
Containers & Packaging	0.5
Food	0.4
Diversified Financial Services	0.4
Airlines	0.4
Hand/Machine Tools	0.3
Retail	0.3
Gas	0.3
Forest Products & Paper	0.2
Housewares	0.2
Miscellaneous Manufacturing	0.2
Oil & Gas Services	0.2
Lodging	0.2
Semiconductors	0.2
Mining	0.2
Diversified Machinery	0.2
Multi-National	0.2
Trucking & Leasing	0.1
Beverages	0.1
Engineering & Construction	0.1
Office & Business Equipment	0.1
Water	0.1

112.0
Liabilities in excess of other assets	(12.0)

100.0%

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

Prudential Core Bond Fund	39

Portfolio of Investments (unaudited) (continued)

as of January 31, 2017

Fair values of derivative instruments as of January 31, 2017 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	—	—		Premium received for OTC swap agreements	$26,031
Credit contracts	Unrealized appreciation on OTC swap agreements	$14,806		—	—
Interest rate contracts	Due from/to broker— variation margin futures	124,165	*	Due from/to broker—variation margin futures	6,001	*
Interest rate contracts	Due from/to broker— variation margin swaps	433,442	*	Due from/to broker—variation margin swaps	48,755	*

Total		$572,413			$80,787

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended January, 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Rate Agreements	Swaps	Total
Credit contracts	$—	$—	$—	$—	$12,836	$12,836
Interest rate contracts	(39,944)	18,413	(1,237,328)	2,984	(105,397)	(1,361,272)

Total	$(39,944)	$18,413	$(1,237,328)	$2,984	$(92,561)	$(1,348,436)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Swaps	Total
Credit contracts	$—	$14,806	$14,806
Interest rate contracts	(259,778)	835,113	575,335

Total	$(259,778)	$849,919	$590,141

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

40

For the six months ended January 31, 2017, the Fund’s average volume of derivative activities are as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Rate Agreements(2)	Credit Default Swap Agreements— Sell Protection(2)	Interest Rate Swap Agreements(2)	Total Return Swaps Agreements(2)
$42,066,098	$2,137,383	$8,066,667	$1,333,333	$42,563,667	$400,000

(1)	Value at Trade Date.
(2)	Notional Amount in USD.

The Fund invested in OTC derivatives and entered into other financial transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and other financial transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial transaction assets and liabilities:

Description	Gross Amounts of Recognized Assets(3)	Collateral Received	Net Amount
Securities on Loan	$236,062	$(236,062)	$—

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Morgan Stanley	$14,806	$(14,806)	$—	$—

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Morgan Stanley	$(26,031)	$14,806	$—	$(11,225)

(1)	Includes unrealized appreciation on swaps and forwards, premiums paid on swap agreements and market value of purchased options.
(2)	Includes unrealized depreciation on swaps and forwards, premiums received on swap agreements and market value of written options.
(3)	Amount represents market value.

See Notes to Financial Statements.

Prudential Core Bond Fund	41

Statement of Assets & Liabilities (unaudited)

as of January 31, 2017

Assets
Investments at value, including securities on loan of $236,062:
Unaffiliated investments (cost $257,943,089)	$254,907,023
Affiliated investments (cost $31,910,687)	31,910,687
Receivable for investments sold	17,736,537
Receivable for Fund shares sold	7,533,905
Dividends and interest receivable	1,453,336
Deposit with broker for centrally cleared swaps	330,000
Deposit with broker for futures	90,896
Unrealized appreciation on OTC swap agreements	14,806
Prepaid expenses and other assets	827

Total assets	313,978,017

Liabilities
Payable for investments purchased	50,087,588
Payable for Fund shares reacquired	7,421,755
Payable to broker for collateral for securities on loan	242,050
Management fee payable	61,853
Premium received for OTC swap agreements	26,031
Due to broker—variation margin swaps	18,977
Distribution fee payable	11,412
Accrued expenses and other liabilities	3,527
Dividends payable	2,027
Due to broker—variation margin futures	1,798
Deferred trustees’ fees	952
Affiliated transfer agent fee payable	472

Total liabilities	57,878,442

Net Assets	$256,099,575

Net assets were comprised of:
Shares of beneficial interest, at par	$26,034
Paid-in capital in excess of par	263,355,838

263,381,872
Distributions in excess of net investment income	(499,961)
Accumulated net realized loss on investment transactions	(4,040,189)
Net unrealized depreciation on investments	(2,742,147)

Net assets, January 31, 2017	$256,099,575

See Notes to Financial Statements.

42

Class A
Net asset value, offering price and redemption price per share, ($47,382,612 ÷ 4,817,850 shares of beneficial interest issued and outstanding)	$9.83
Maximum sales charge (4.50% of offering price)	0.46

Maximum offering price to public	$10.29

Class C
Net asset value, offering price and redemption price per share, ($3,008,235 ÷ 305,705 shares of beneficial interest issued and outstanding)	$9.84

Class Q
Net asset value, offering price and redemption price per share, ($120,948,462 ÷ 12,293,298 shares of beneficial interest issued and outstanding)	$9.84

Class R
Net asset value, offering price and redemption price per share, ($10,245 ÷ 1,042 shares of beneficial interest issued and outstanding)	$9.83

Class Z
Net asset value and redemption price per share, ($84,750,021 ÷ 8,616,325 shares of beneficial interest issued and outstanding)	$9.84

See Notes to Financial Statements.

Prudential Core Bond Fund	43

Statement of Operations (unaudited)

Six Months Ended January 31, 2017

Net Investment Income (Loss)
Income
Interest income	$1,947,386
Affiliated dividend income	124,066
Income from securities lending, net (including affiliated income of $66)	234

Total income	2,071,686

Expenses
Management fee	330,290
Distribution fee—Class A	37,463
Distribution fee—Class C	14,048
Distribution fee—Class R	40
Custodian and accounting fees	57,000
Registration fees	44,000
Transfer agent’s fees and expenses (including affiliated expense of $1,200)	32,000
Audit fee	31,000
Shareholders’ reports	18,000
Legal fees and expenses	10,000
Trustees’ fees	6,000
Miscellaneous	6,089

Total expenses	585,930
Less: Management fee waiver and/or expense reimbursement	(111,804)
Distribution fee waiver—Class R	(13)

Net expenses	474,113

Net investment income (loss)	1,597,573

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(828,037)
Futures transactions	(1,237,328)
Options written transactions	18,413
Forward rate agreement transactions	2,984
Swap agreements transactions	(92,561)
Foreign currency transactions	6,839

(2,129,690)

Net change in unrealized appreciation (depreciation) on:
Investments and other assets	(4,858,708)
Futures	(259,778)
Swap agreements	849,919

(4,268,567)

Net gain (loss) on investment and foreign currency transactions	(6,398,257)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(4,800,684)

See Notes to Financial Statements.

44

Statement of Changes in Net Assets (unaudited)

	Six Months Ended January 31, 2017	Year Ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,597,573	$2,084,577
Net realized gain (loss) on investment and foreign currency transactions	(2,129,690)	1,030,840
Net change in unrealized appreciation (depreciation) on investments	(4,268,567)	2,846,143

Net increase (decrease) in net assets resulting from operations	(4,800,684)	5,961,560

Dividends from net investment income (Note 1)
Class A	(307,699)	(61,731)
Class C	(17,816)	(12,300)
Class Q	(110,174)	(236)
Class R	(92)	(192)
Class Z	(1,655,107)	(2,176,455)

	(2,090,888)	(2,250,914)

Tax return of capital distributions
Class A	—	(8,869)
Class C	—	(1,767)
Class Q	—	(34)
Class R	—	(28)
Class Z	—	(312,700)

	—	(323,398)

Fund share transactions (Note 6)
Net proceeds from shares sold	186,537,685	36,654,523
Net asset value of shares issued in reinvestment of dividends and distributions	2,070,640	2,524,586
Cost of shares reacquired	(42,280,673)	(29,913,657)

Net increase (decrease) in net assets from Fund share transactions	146,327,652	9,265,452

Total increase (decrease)	139,436,080	12,652,700

Net Assets:
Beginning of period	116,663,495	104,010,795

End of period	$256,099,575	$116,663,495

See Notes to Financial Statements.

Prudential Core Bond Fund	45

Notes to Financial Statements (unaudited)

The Target Portfolio Trust (the “Trust”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of four series: Prudential Corporate Bond Fund, Prudential Core Bond Fund, Target International Equity Portfolio and Prudential QMA Small-Cap Value Fund. These financial statements relate to Prudential Core Bond Fund (the “Fund”).The financial statements of the other series are not presented herein.

The Fund’s investment objective is total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

46

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The portfolios utilize the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price is based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted

Prudential Core Bond Fund	47

Notes to Financial Statements (unaudited) (continued)

securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Trust. However, the liquidity of a Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

CAS and STACR: The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of their principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current daily rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

48

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currency transactions.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Options: The Fund may purchase and write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an

Prudential Core Bond Fund	49

Notes to Financial Statements (unaudited) (continued)

adjustment to the proceeds from the sale or the cost basis of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. OTC options also involve the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When a Portfolio writes an option on a swap, an amount equal to any premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Portfolio becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Portfolio becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Portfolio will be obligated to be party to a swap agreement if an option on a swap is exercised.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC traded”) or through a central clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on

50

investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent agreements between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund may be subject to interest rate risk exposure in the normal course of pursuing their investment objectives. The Fund may use interest rate swaps to either maintain their ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the inability of the counterparty to honor the contract up to the notional value based on a credit event.

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default

Prudential Core Bond Fund	51

Notes to Financial Statements (unaudited) (continued)

swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Portfolio of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

52

The Fund is party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, are presented in the Portfolio of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the Fund may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward rate agreements, written options, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Prudential Core Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “income from securities lending, net”.

Dollar Rolls: The Fund entered into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously enters into contracts to repurchase somewhat similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sale proceeds and the lower repurchase price is recorded as a realized gain on investment transactions. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations, with respect to dollar rolls.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet its obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on

54

debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class), and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Fund is treated as a separate taxpaying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has entered into management agreement with PI on behalf of the Fund. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income (“PFI”) unit. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PFI is obligated to keep certain books and records of the Fund. PI pays for the services of PFI, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Core Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

The management fee paid to PI is accrued daily and payable monthly at an annual rate of .35% of the Fund’s average daily net assets up to $10 billion and .34% of such assets in excess of $10 billion. The effective management fee rate before any waivers and/or expense reimbursements was .35% for the six months ended January 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement, was .23%.

PI has contractually agreed through November 30, 2017 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .45% of the Fund’s average daily net assets. In addition, PI has contractually agreed through November 30, 2017 to limit net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .40% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class C and Class R shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25%, 1% and .75% of the average daily net assets of the Class A, C and R shares. PIMS has contractually agreed through November 30, 2017 to limit such fees to .50% of the average daily net assets of the Class R shares.

PIMS has advised the Fund that it has received $204,501 in front-end sales charges resulting from sales of Class A shares, during the six months ended January 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

56

PIMS has advised the Fund that for the period ended January 31, 2017, it received $600 and $3,359 in contingent deferred sales charges imposed upon redemptions by certain Class A and Class C shareholders.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund and the Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

Note 4. Portfolio Securities

The cost of purchases and the proceeds from sales of portfolio securities, (excluding short-term investments and U.S. Treasury securities), for the six months ended January 31, 2017, were $359,796,746 and $228,266,334 respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2017 were as follows:

Tax Basis	$290,456,847

Unrealized Appreciation	143,271
Unrealized Depreciation	(3,782,408)

Net Unrealized Depreciation	$(3,639,137)

The book basis may differ from tax basis due to certain tax-related adjustments.

Prudential Core Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

For federal income purposes, the Fund had a capital loss carryforward as of the tax period ended July 31, 2016 of approximately $944,000 which can be carried forward for an unlimited period. The Fund utilized approximately $1,012,000 of its capital loss carryforward to offset net taxable capital gains realized in the fiscal period ended July 31, 2016. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase Class A shares in the amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class R shares are available to certain retirement plans, clearing and settlement firms. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of January 31, 2017, Prudential owned 1,129 Class C shares, 1,130 Class Q shares and 1,131 Class R shares of the Fund. At reporting period end, four shareholders of record held 94% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

58

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended January 31, 2017:
Shares sold	3,312,217	$33,045,086
Shares issued in reinvestment of dividends and distributions	30,875	307,124
Shares reacquired	(230,624)	(2,300,179)

Net increase (decrease) in shares outstanding	3,112,468	$31,052,031

Year ended July 31, 2016:
Shares sold	1,810,605	$18,240,194
Shares issued in reinvestment of dividends and distributions	6,927	69,594
Shares reacquired†	(132,661)	(1,303,455)

Net increase (decrease) in shares outstanding	1,684,871	$17,006,333

Class C
Six months ended January 31, 2017:
Shares sold	146,458	$1,479,967
Shares issued in reinvestment of dividends and distributions	1,735	17,314
Shares reacquired	(60,032)	(598,901)

Net increase (decrease) in shares outstanding	88,161	$898,380

Year ended July 31, 2016:
Shares sold	222,926	$2,217,684
Shares issued in reinvestment of dividends and distributions	1,310	13,143
Shares reacquired	(13,076)	(129,464)

Net increase (decrease) in shares outstanding	211,160	$2,101,363

Class Q
Six months ended January 31, 2017:
Shares sold	819,853	$8,065,923
Shares issued in reinvestment of dividends and distributions	11,197	110,178
Shares reacquired	(94,728)	(931,111)

Net increase (decrease) in shares outstanding before conversion	736,322	7,244,990
Shares reacquired upon conversion into other share class(es)	11,555,936	114,403,764

Net increase (decrease) in shares outstanding	12,292,258	$121,648,754

Year ended July 31, 2016:
Shares issued in reinvestment of dividends and distributions	27.2	$270

Net increase (decrease) in shares outstanding before conversion	27.2	$270

Class R
Six months ended January 31, 2017:
Shares issued in reinvestment of dividends and distributions	9	$92

Net increase (decrease) in shares outstanding	9	$92

Year ended July 31, 2016:
Shares issued in reinvestment of dividends and distributions	23	$220

Net increase (decrease) in shares outstanding	23	$220

Prudential Core Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended January 31, 2017:
Shares sold	14,408,694	$143,946,709
Shares issued in reinvestment of dividends and distributions	164,233	1,635,932
Shares reacquired	(3,880,187)	(38,450,482)

Net increase (decrease) in shares outstanding before conversion	10,692,740	107,132,159
Shares reacquired upon conversion into other share class(es)	(11,555,936)	(114,403,764)

Net increase (decrease) in shares outstanding	(863,196)	$(7,271,605)

Year ended July 31, 2016:
Shares sold	1,614,599	$16,196,645
Shares issued in reinvestment of dividends and distributions	245,827	2,441,359
Shares reacquired	(2,878,907)	(28,480,738)

Net increase (decrease) in shares outstanding	(1,018,481)	$(9,842,734)

†	Includes affiliated redemption of 1,018 shares with a value of $9,952 for Class A shares.

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), are a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The interest rate on borrowings under the SCA is paid monthly and at a per annum rate based upon the higher of zero percent, the effective federal funds rate, or the One-Month LIBOR rate, plus a contractual spread. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The interest rate on borrowings was substantially the same. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended January 31, 2017.

Note 8. Recent Accounting Pronouncements and Reporting Updates

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are

60

effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and its impact on the financial statements and disclosures has not yet been determined.

On October 13, 2016, the Securities and Exchange Commission (the “SEC”) adopted new rules and forms and amended existing rules and forms which are intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that funds provide to investors, including modifications to Regulation S-X which would require standardized, enhanced disclosure about derivatives in investment company financial statements. The new rules also enhance disclosure regarding fund liquidity and redemption practices. Also under the new rules, the SEC will permit open-end funds, with the exception of money market funds, to offer swing pricing, subject to board approval and review. The compliance dates of the modifications to Regulation S-X are August 1, 2017 and other amendments and rules are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impacts to the financial statement disclosures, if any.

Prudential Core Bond Fund	61

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended January 31, 2017	Year Ended July 31, 2016	February 17, 2015(g) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.22	$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.08	.18	.09
Net realized and unrealized gain (loss) on investments	(.37)	.39	(.09)
Total from investment operations	(.29)	.57	-
Less Dividends and Distributions:
Dividends from net investment income	(.10)	(.20)	(.11)
Tax return of capital distributions	-	(.03)	-
Total dividends and distributions	(.10)	(.23)	(.11)
Net asset value, end of period	$9.83	$10.22	$9.88
Total Return(a):	(2.82)%	5.91%	(.05)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$47,383	$17,437	$203
Average net assets (000)	$29,726	$3,049	$78
Ratios to average net assets(c)(d):
Expense after waivers and/or expense reimbursement	.70% (e)	.70%	.70%	(e)
Expense before waivers and/or expense reimbursement	.82% (e)	.90%	1.16%	(e)
Net investment income (loss)	1.53% (e)	1.74%	1.97%	(e)
Portfolio turnover rate(h)	168% (f)	224%	535%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	The distributor of the Fund had contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets through March 8, 2015. Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets.
(e)	Annualized.
(f)	Not annualized.
(g)	Commencement of operations.
(h)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

62

Class C Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.23		$9.89	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.04		.11	.05
Net realized and unrealized gain (loss) on investments	(.37)		.39	(.08)
Total from investment operations	(.33)		.50	(.03)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		(.14)	(.07)
Tax return of capital distributions	-		(.02)	-
Total dividends and distributions	(.06)		(.16)	(.07)
Net asset value, end of period	$9.84		$10.23	$9.89
Total Return(a):	(3.19)%		5.13%	(.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,008		$2,226	$63
Average net assets (000)	$2,787		$880	$16
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	1.45%	(d)	1.45%	1.45%	(d)
Expense before waivers and/or expense reimbursement	1.58%	(d)	1.69%	1.82%	(d)
Net investment income (loss)	.73%	(d)	1.08%	1.03%	(d)
Portfolio turnover rate(g)	168%	(e)	224%	535%	(e)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	63

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.23		$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.10		.21	.09
Net realized and unrealized gain (loss) on investments	(.37)		.40	(.08)
Total from investment operations	(.27)		.61	.01
Less Dividends and Distributions:
Dividends from net investment income	(.12)		(.23)	(.12)
Tax return of capital distributions	-		(.03)	-
Total dividends and distributions	(.12)		(.26)	(.12)
Net asset value, end of period	$9.84		$10.23	$9.88
Total Return(a):	(2.67)%		6.32%	.06%

Ratios/Supplemental Data:
Net assets, end of period (000)	$120,948		$11	$10
Average net assets (000)	$8,262		$10	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.40%	(d)	.45%	.45%	(d)
Expense before waivers and/or expense reimbursement	.51%	(d)	.67%	.75%	(d)
Net investment income (loss)	2.07%	(d)	2.15%	2.05%	(d)
Portfolio turnover rate(g)	168%	(e)	224%	535%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

64

Class R Shares
	Six Months Ended January 31, 2017		Year Ended July 31, 2016	February 17, 2015(f) through July 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$10.23		$9.88	$9.99
Income (loss) from investment operations:
Net investment income (loss)	.06		.16	.07
Net realized and unrealized gain (loss) on investments	(.37)		.41	(.09)
Total from investment operations	(.31)		.57	(.02)
Less Dividends and Distributions:
Dividends from net investment income	(.09)		(.19)	(.09)
Tax return of capital distributions	-		(.03)	-
Total dividends and distributions	(.09)		(.22)	(.09)
Net assets, end of period (000)	$9.83		$10.23	$9.88
Total Return(a):	(3.05)%		5.81%	(.16)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10		$11	$10
Average net assets (000)	$10		$10	$10
Ratios to average net assets(c):
Expense after waivers and/or expense reimbursement	.95%	(d)	.95%	.95%	(d)
Expense before waivers and/or expense reimbursement	1.36%	(d)	1.52%	1.64%	(d)
Net investment income (loss)	1.22%	(d)	1.66%	1.56%	(d)
Portfolio turnover rate(g)	168%	(e)	224%	535%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.
(g)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.

See Notes to Financial Statements.

Prudential Core Bond Fund	65

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended January 31,		Year Ended July 31,		Nine Months Ended July 31,		Year Ended October 31,
	2017(e)		2016(e)	2015(e)(g)	2014(d)		2013	2012	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$10.23		$9.88	$10.13	$10.30		$10.85	$10.50	$10.96
Income (loss) from investment operations:
Net investment income (loss)	.09		.21	.19	.17		.25	.27	.27
Net realized and unrealized gain (loss) on investments	(.37)		.40	(.19)	(.07)		(.40)	.56	- (b)
Total from investment operations	(.28)		.61	-	.10		(.15)	.83	.27
Less Dividends and Distributions:
Dividends from net investment income	(.11)		(.23)	(.25)	(.21)		(.22)	(.42)	(.36)
Tax return of capital distributions	-		(.03)	-	-		-	-	-
Distributions from net realized gains	-		-	-	(.06)		(.18)	(.06)	(.37)
Total dividends and distributions	(.11)		(.26)	(.25)	(.27)		(.40)	(.48)	(.73)
Net asset value, end of period	$9.84		$10.23	$9.88	$10.13		$10.30	$10.85	$10.50
Total Return(a):	(2.70)%		6.32%	(.02)%	1.01%		(1.41)%	8.13%	2.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$84,750		$96,978	$103,725	$124,058		$131,981	$169,193	$182,371
Average net assets (000)	$146,413		$93,861	$114,825	$127,349		$149,452	$177,149	$210,348
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.45%	(h)	.45%	.61%	.77%	(h)	.71%	.66%	.66%
Expenses before waivers and/or expense reimbursement	.57%	(h)	.75%	.78%	.77%	(h)	.71%	.66%	.66%
Net investment income (loss)	1.72%	(h)	2.15%	1.88%	2.22%	(h)	2.33%	2.50%	2.61%
Portfolio turnover rate(f)	168%	(i)	224%	535%	234%	(i)	193%	175%	392%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Less than $0.005 per share.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	For the nine month period ended July 31, 2014. The Trust changed its fiscal year end from October 31 to July 31, effective July 31, 2014.
(e)	Calculated based on average shares outstanding during the period.
(f)	The Fund accounts for mortgage dollar roll transactions as purchases and sales which, as a result, can increase its portfolio turnover rate.
(g)	Class T shares were renamed Class Z shares effective February 17, 2015.
(h)	Annualized.
(i)	Not annualized.

See Notes to Financial Statements.

66

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Core Bond Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL CORE BOND FUND

SHARE CLASS	A	C	Q	R	Z
NASDAQ	TPCAX	TPCCX	TPCQX	TPCRX	TAIBX
CUSIP	875921769	875921751	875921744	875921736	875921801

MF226E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Target Portfolio Trust

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	March 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	March 22, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	March 22, 2017